================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.
                     The DFA 6-10 Institutional PORTFOLIO










                                ANNUAL REPORT












                         Year Ended November 30, 1996
================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.
                     THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                         Page
                                                                        -------
Dimensional Investment Group Inc.
     Performance Chart  .............................................        1
     Statement of Assets and Liabilities  ...........................        2
     Statement of Operations  .......................................        3
     Statements of Changes in Net Assets  ...........................        4
     Financial Highlights  ..........................................        5
     Notes to Financial Statements  .................................      6-7
     Report of Independent Accountants  .............................        8

The DFA Investment Trust Company -- The U.S. 6-10 Small Company
   Series
     Performance Chart  .............................................        9
     Statement of Net Assets  .......................................    10-37
     Statement of Operations  .......................................       38
     Statements of Changes in Net Assets  ...........................       39
     Financial Highlights  ..........................................       40
     Notes to Financial Statements  .................................    41-42
     Report of Independent Accountants  .............................       43



This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.
                              PERFORMANCE CHART



DFA 6-10 Institutional Portfolio vs.
CRSP 6-10 Index
June 1993-November 1996



The following reflects the growth of a $10,000 investment.

                         DFA 6-10
                      Institutional
                        Portfolio             CRSP 6-10 Index
                      -------------           ---------------

5/31/93                 10000                   10000
6/30/93                 9921                    10038
7/30/93                 9989.4549               10157.4522
8/30/93                 10314.11218             10625.71075
9/30/93                 10589.49898             10931.73122
10/30/93                10805.52476             11269.52171
11/30/93                10606.7031              10922.42044
12/30/93                10900.50878             11253.36978
1/30/94                 11243.87481             11641.61104
2/28/94                 11152.79942             11572.92553
3/30/94                 10617.46505             10942.20109
4/30/94                 10637.63823             10898.43229
5/30/94                 10587.64133             10800.3464
6/30/94                 10284.83479             10520.61743
7/30/94                 10436.02186             10702.62411
8/30/94                 10930.6893              11314.81421
9/30/94                 10990.80809             11355.54754
10/30/94                11031.47408             11344.19199
11/30/94                10660.81655             10905.17176
12/30/94                10788.74635             11048.02951
1/30/95                 10862.10982             11066.81116
2/28/95                 11217.30081             11470.74977
3/30/95                 11437.15991             11715.07674
4/30/95                 11813.44247             12020.84024
5/30/95                 12043.8046              12234.8112
6/30/95                 12660.44739             12912.61974
7/30/95                 13444.12909             13736.44488
8/30/95                 13840.7309              14092.2188
9/30/95                 14081.55961             14393.79228
10/30/95                13360.58376             13659.70887
11/30/95                13761.40127             14144.62854
12/30/95                14080.66578             14455.81037
1/30/96                 14125.72391             14551.21871
2/29/96                 14597.52309             15043.04991
3/30/96                 14923.04786             15383.02284
4/30/96                 15921.39976             16539.82615
5/30/96                 16739.75971             17338.69976
6/30/96                 15976.42667             16554.99053
7/30/96                 14651.98089             15026.9649
8/30/96                 15516.44777             15909.04774
9/30/96                 15999.00929             16532.68241
10/30/96                15775.02316             16218.56145
11/30/96                16380.78405             16722.95871

Annualized                        One               From
Total Return(%)                   Year            June 1993
----------------------------------------------------------------------------
                                 19.03             15.14



* The portfolio seeks to capture premium returns and diversification benefits by investing in the U.S. 6-10 Small Company Series of the DFA Investment Trust Company which in turn invests in a broad cross-section of U.S. small companies on a market cap-weighted basis.



* This portfolio's returns in fiscal 1996 reflected the performance of decile 6-10 companies in the U.S.


Past performance is not predictive of future performance.


CRSP 6-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

                      DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1996

                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

 ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust
  Company (876,524 Shares, Cost $8,451) at Value ...................................   $ 11,007
Prepaid Expenses and Other Assets  .................................................          2
                                                                                       ---------
          Total Assets  ............................................................     11,009
                                                                                       ---------
LIABILITIES:
Accrued Expenses  ..................................................................         19
                                                                                       ---------
Net Assets  ........................................................................   $ 10,990
                                                                                       =========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .......................    752,629
                                                                                       =========
Net Asset Value, Offering and Redemption Price Per Share  ..........................   $  14.60
                                                                                       =========
NET ASSETS CONSIST OF:
Paid-In Capital  ...................................................................   $  4,798
Undistributed Net Investment Income  ...............................................         83
Undistributed Net Realized Gain  ...................................................      3,553
Unrealized Appreciation of Investment Securities  ..................................      2,556
                                                                                       ---------
          Total Net Assets  ........................................................   $ 10,990
                                                                                       =========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

 Investment Income
   Income Distributions Received ........................................   $  129
                                                                            -------
Expenses
   Administrative Services ..............................................       17
   Accounting & Transfer Agent Fees .....................................       16
   Legal Fees ...........................................................        9
   Audit Fees ...........................................................        1
   Filing Fees ..........................................................        4
   Shareholders' Report .................................................        5
   Directors' Fees and Expenses .........................................        5
   Other ................................................................        3
                                                                            -------
        Total Expenses ..................................................       60
   Less: Fees Waived and Expenses Reimbursed ............................      (45)
                                                                            -------
Net Expenses  ...........................................................       15
                                                                            -------
Net Investment Income  ..................................................      114
                                                                            -------
Net Realized and Unrealized Gain (Loss) on Investments
Capital Gain Distributions Received  ....................................    1,191
Net Realized Gain on Investment Securities  .............................    2,384
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................       26
                                                                            -------
Net Gain on Investment Securities  ......................................    3,601
                                                                            -------
Net Increase in Net Assets Resulting from Operations  ...................   $3,715
                                                                            =======

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               Year         Year
                                                                              Ended        Ended
                                                                             Nov. 30,     Nov. 30,
                                                                               1996         1995
                                                                            ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $    114     $   202
   Capital Gain Distributions Received ..................................       1,191         422
   Net Realized Gain on Investment Securities ...........................       2,384         854
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................          26       3,011
                                                                            ----------   ----------
     Net Increase in Net Assets Resulting from Operations  ..............       3,715       4,489
                                                                            ----------   ----------

Distributions From:
   Net Investment Income ................................................         (32)       (202)
   Net Realized Gains ...................................................        (873)       (532)
                                                                            ----------   ----------
     Total Distributions  ...............................................        (905)       (734)
                                                                            ----------   ----------

Capital Share Transactions (1):
   Shares Issued ........................................................       4,975       2,138
   Shares Issued in Lieu of Cash Distributions ..........................         880         294
   Shares Redeemed ......................................................     (18,867)        (65)
                                                                            ----------   ----------
     Net Increase (Decrease) From Capital Share Transactions  ...........     (13,012)      2,367
                                                                            ----------   ----------
Total Increase (Decrease)  ..............................................     (10,202)      6,122

Net Assets
   Beginning of Period ..................................................      21,192      15,070
                                                                            ----------   ----------
   End of Period ........................................................    $ 10,990     $21,192
                                                                            ==========   ==========

(1) Shares Issued and Redeemed:
   Shares Issued ........................................................         374         173
   Shares Issued in Lieu of Cash Distributions ..........................          70          25
   Shares Redeemed ......................................................      (1,348)         (6)
                                                                            ----------   ----------
                                                                                 (904)        192
                                                                            ==========   ==========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    Year         Year         Year         May 4
                                                   Ended        Ended         Ended          to
                                                  Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                                    1996         1995         1994          1993
                                                 ----------   ----------    ----------   -----------
Net Asset Value, Beginning of Period  ........   $    12.79   $    10.29   $    10.61    $   10.00
                                                 ----------   ----------    ----------   -----------
Income from Investment Operations
   Net Investment Income .....................         0.13         0.13         0.13         0.10
   Net Gains (Losses) on Securities (Realized
     and Unrealized)  ........................         2.22         2.84        (0.08)        0.68
                                                 ----------   ----------    ----------   -----------
        Total from Investment Operations .....         2.35         2.97         0.05         0.78
                                                 ----------   ----------    ----------   -----------
Less Distributions
   Net Investment Income .....................        (0.02)       (0.13)       (0.21)       (0.02)
   Net Realized Gains ........................        (0.52)       (0.34)       (0.16)       (0.15)
                                                 ----------   ----------    ----------   -----------
        Total Distributions ..................        (0.54)       (0.47)       (0.37)       (0.17)
                                                 ----------   ----------    ----------   -----------
Net Asset Value, End of Period  ..............   $    14.60   $    12.79   $    10.29    $   10.61
                                                 ==========   ==========    ==========   ===========
Total Return  ................................        19.04%       29.08%        0.53%        7.78%#
Net Assets, End of Period (thousands)  .......      $10,990      $21,192      $15,070       $1,801
Ratio of Expenses to Average Net Assets (1)  .         0.20%(a)     0.20%(a)     0.20%(a)     0.20%*(a)
Ratio of Net Investment Income to Average Net
   Assets ....................................         0.47%(a)     1.12%(a)     1.93%(a)     1.90%*(a)
Portfolio Turnover Rate  .....................          N/A          N/A          N/A          N/A
Average Commission Rate  .....................          N/A          N/A          N/A          N/A

------
* Annualized

# Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995, 1994 and 1993 would have been 0.38%, 0.56%.0.82% and 2.29%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995, 1994 and 1993 would have been 0.28%, 0.77%, 1.31% and (0.19)%, respectively.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio, and RWB/DFA Two-Year Government Portfolio (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of The DFA 6-10 Institutional Portfolio (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1996, the Portfolio owned 4% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

   Certain prior period amounts have been restated to conform with current period presentation.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets.

D. INVESTMENTS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

           Gross Unrealized Appreciation .................         $2,556
           Gross Unrealized Depreciation .................             --
                                                                  -------
           Net  ..........................................         $2,556
                                                                  =======


E. LINE OF CREDIT

   In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1996.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Dimensional Investment Group Inc.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., The DFA 6-10 Institutional Portfolio, as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., The DFA 6-10 Institutional Portfolio, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHART

U.S. 6-10 Small Company Series vs.
CRSP 6-10 Index
March 1993-November 1996


The following reflects the growth of a $10,000 investment.

                           U.S. 6-10
                          Small Company
                             Series              CRSP 6-10 Index
                          -------------          ---------------
2/28/93                    10000                    10000
3/31/93                    10237                    10313
4/30/93                    9927.8426                10001.5474
5/31/93                    10329.92023              10457.61796
6/30/93                    10288.60054              10497.35691
7/31/93                    10370.90935              10622.27546
8/31/93                    10721.44608              11111.96236
9/30/93                    11009.85298              11431.98687
10/31/93                   11247.66581              11785.23527
11/30/93                   10974.34753              11422.25002
12/31/93                   11289.3113               11768.3442
1/31/94                    11639.27995              12174.35207
2/28/94                    11548.49357              12102.52339
3/31/94                    10995.32073              11442.93587
4/30/94                    11018.4109               11397.16412
5/31/94                    10962.21701              11294.58965
6/30/94                    10646.50516              11002.05978
7/31/94                    10804.07343              11192.39541
8/31/94                    11322.66896              11832.60043
9/30/94                    11379.2823               11875.19779
10/31/94                   11424.79943              11863.32259
11/30/94                   11038.64121              11404.21201
12/31/94                   11177.72809              11553.60718
1/31/95                    11251.5011               11573.24832
2/28/95                    11620.55033              11995.67188
3/31/95                    11841.34079              12251.17969
4/30/95                    12234.4733               12570.93548
5/31/95                    12480.38622              12794.69813
6/30/95                    13119.38199              13503.52441
7/31/95                    13931.47173              14365.04927
8/31/95                    14336.87756              14737.10404
9/30/95                    14594.94136              15052.47807
10/31/95                   13844.76137              14284.80169
11/30/95                   14258.71974              14791.91215
12/31/95                   14598.07727              15117.33421
1/31/96                    14638.95188              15217.10862
2/29/96                    15135.21235              15731.44689
3/31/96                    15469.70055              16086.97759
4/30/96                    16501.52957              17296.71831
5/31/96                    17359.60911              18132.1498
6/30/96                    16568.01093              17312.57663
7/31/96                    15187.89562              15714.62581
8/31/96                    16085.50025              16637.07434
9/30/96                    16595.41061              17289.24765
10/31/96                   16354.77716              16960.75195
11/30/96                   16992.61347              17488.23133

Annualized                        One               From
Total Return(%)                   Year           March 1993
----------------------------------------------------------------------------
                                 19.17             15.19



* The portfolio seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The U.S. 6-10 Small Company Series provides access to publicly traded U.S. Small Companies with market capitalization of approximately $500 million or less.


* This portfolio's returns in fiscal 1996 reflected the performance of decile 6-10 companies in the U.S.


Past performance is not predictive of future performance.


CRSP 6-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

                       THE DFA INVESTMENT TRUST COMPANY
                           STATEMENT OF NET ASSETS
                      THE U.S. 6-10 SMALL COMPANY SERIES
                              NOVEMBER 30, 1996


                                                   Shares             Value+
                                                  --------          ----------
COMMON STOCKS - (99.3%)
 *3 D Systems Corp.  ...................           6,700            $ 67,838
 *3D0 Co.  .............................          13,000              84,906
 *4 Health, Inc.  ......................             500               2,813
 *AAON, Inc.  ..........................           4,400              23,100
  AAR Corp.  ...........................           8,800             262,900
  ABC Bancorp  .........................           1,300              22,588
 *ABC Rail Products Corp.  .............           4,000              78,500
  ABM Industries, Inc.  ................           7,700             132,825
 *ABT Building Products Corp.  .........           5,000             118,125
 *ACC Corp.  ...........................           6,050             180,744
 *ACT Manufacturing, Inc.  .............           4,300             105,619
 *ACX Technologies, Inc.  ..............          15,000             273,750
  ADAC Laboratories  ...................          11,466             251,535
 *AEP Industries, Inc.  ................           3,000             151,875
 *AER Energy Resources, Inc.  ..........          12,300              46,894
 *AFC Cable Systems, Inc.  .............           2,500              50,000
 *AG Services America, Inc.  ...........           2,800              38,325
*#AMC Entertainment, Inc.  .............           2,600              50,050
  APL, Ltd.  ...........................          10,300             247,200
 *APS Holding Corp. Class A  ...........           6,900             132,825
 *ARI Network Services, Inc.  ..........           6,800              17,000
 *ARV Assisted Living, Inc.  ...........           4,000              41,250
 *AST Research, Inc.  ..................          26,713             117,704
 *ATC Group Services, Inc.  ............           3,900              41,194
 *ATS Medical, Inc.  ...................           7,500              56,250
 *AW Computer Systems, Inc.
   Class A .............................           2,400               2,887
  Aames Financial Corp.  ...............           7,900             338,713
  Aaron Rents, Inc. Class A  ...........           4,800              69,600
  Aaron Rents, Inc. Class B  ...........          14,400             204,300
 *Aasche Transportation Services, Inc...           1,300               4,794
 *Abaxis, Inc.  ........................           4,400              14,988
  Abington Savings Bank MA  ............             700              14,131
 *Abiomed, Inc.  .......................           2,700              35,269
 *Able Telcom Holding Corp.  ...........           4,500              33,750
  Abrams Industries, Inc.  .............             200                 963
 *Abraxas Petroleum Corp.  .............           2,300              17,825
 *Accell International Corp.  ..........           2,700               7,931
 *Acceptance Insurance Companies, Inc...           6,825             139,913
 *Access Beyond, Inc.  .................             300               2,400
 *Access Health Marketing, Inc.  .......           5,500             215,188
 *Acclaim Entertainment, Inc.  .........          23,200             119,625
 *Accustaff, Inc.  .....................           4,590              92,948
 *Ace Cash Express, Inc.  ..............           1,700              26,244
  Aceto Corp.  .........................           2,600              35,750
  Ackerley Communications, Inc.  .......          10,900             141,700
 *Acme Electric Corp.  .................           2,500              18,125
 *Acme Metals, Inc.  ...................           4,600              95,450
 *Acme United Corp.  ...................           3,400              14,875
  Acordia, Inc.  .......................           6,300             187,425
 *Actel Corp.  .........................           7,100             155,313
 *Action Performance Companies, Inc.....           6,000             102,000
 *Active Voice Corp.  ..................           1,300              15,275
 *Activision, Inc.  ....................           7,100              82,094
 *Acuson Corp.  ........................          15,300             349,988
 *Adage, Inc.  .........................           3,100              11,722

                                                   Shares             Value+
                                                  --------          ----------
 *Adam Software, Inc.  .................           1,000            $  2,813
  Adams Resources & Energy, Inc.  ......           2,100              20,738
 *Addington Resources, Inc.  ...........           6,000             178,500
 *Adelphia Communications Corp.
   Class A .............................           7,700              51,494
 *Adept Technology, Inc.  ..............           5,000              35,938
 *Adflex Solutions, Inc.  ..............           3,400              36,125
 *Advanced Digital Information Corp.  ..           6,000              70,125
 *Advanced Energy Industries, Inc.  ....           4,000              26,500
 *Advanced Logic Research, Inc.  .......           5,900              71,538
 *Advanced Magnetics, Inc.  ............           6,000             101,250
 *Advanced Marketing Services, Inc.  ...           2,700              27,675
 *Advanced Medical, Inc.  ..............           6,400              21,600
 *Advanced Photonix, Inc. Class A  .....           6,300              17,325
 *Advanced Polymer Systems, Inc.  ......           9,000              67,500
 *Advanced Promotion Technologies,
   Inc. (Private Placement) ............          11,624                 112
 *Advanced Technology Labs, Inc.  ......           5,740             165,025
 *Advanced Technology Materials, Inc....           4,300              59,394
 *Advanced Tissue Sciences, Inc.  ......          24,700             299,488
  Advantage Bancorp, Inc.  .............           1,750              56,219
 *Advest Group, Inc.  ..................           4,300              45,150
  Advo, Inc.  ..........................          13,300             167,913
 *Advocat, Inc.  .......................           2,600              19,175
 *Aequitron Medical, Inc.  .............           2,900              28,456
 *Aeroflex, Inc.  ......................           5,900              26,550
 *Aerosonic Corp. DE  ..................           1,000               3,375
 *Aerovox, Inc.  .......................           2,600              14,625
 *Aetrium, Inc.  .......................           4,100              49,713
  Affiliated Community Bancorp  ........           1,600              36,100
 *Agouron Pharmaceuticals, Inc.  .......           6,600             363,825
 *Agri-Nutrition Group, Ltd.  ..........           1,600               2,225
 *Air & Water Technologies Corp.
   Class A .............................          16,000              99,000
  Air Express International Corp.  .....           9,250             302,938
 *Air Methods Corp.  ...................           4,000               8,625
 *Air-Cure Environmental  ..............           5,800              27,369
  Airborne Freight Corp.  ..............           8,400             180,600
 *Airsensors, Inc.  ....................           2,500              20,469
 *Airways Corp.  .......................           2,600               9,750
 *Akorn, Inc.  .........................           6,000              11,625
 *Alamco, Inc.  ........................           1,800              20,700
  Alamo Group, Inc.  ...................           4,800              79,800
*#Alaska Air Group, Inc.  ..............           6,300             151,988
 *Alba-Waldensian, Inc.  ...............           3,700              21,275
  Albank Financial Corp.  ..............           8,040             263,310
  Albany International Corp. Class A  ..           5,000             110,625
 *Alcide Corp.  ........................           1,400              30,100
 *Aldila, Inc.  ........................           8,200              36,900
  Alfa Corp.  ..........................          22,400             260,400
 *Alfin, Inc.  .........................           5,800               6,888
  Aliant Communications, Inc.  .........          20,200             326,988
  Alico, Inc.  .........................           3,500              71,750
 *Alkermes, Inc.  ......................          10,000             142,500
*#All American Communications, Inc.  ...           3,200              39,200
 *All American Semiconductor, Inc.  ....           7,100               9,208
 *Allcity Insurance Co.  ...............             200               1,550
 *Allen Group, Inc.  ...................          13,100             289,838
  Allen Organ Co. Class B  .............             200               7,975

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Alliance Entertainment Corp.  ........          18,100            $ 42,988
 *Alliance Gaming Corp.  ...............          17,528              61,896
 *Alliance Pharmaceuticals Corp.  ......          15,000             187,500
*#Alliance Semiconductor Corp.  ........          17,600             140,800
 *Alliant Techsystems, Inc.  ...........           3,000             160,875
  Allied Bankshares, Inc.  .............           6,290              74,694
 *Allied Capital Advisers, Inc.  .......           4,500              27,000
  Allied Capital Lending Corp.  ........           2,200              33,550
  Allied Group, Inc.  ..................           5,350             236,069
  Allied Healthcare Products, Inc.  ....           3,900              26,813
 *Allied Holdings, Inc.  ...............           5,000              40,625
  Allied Life Financial Corp.  .........           2,000              35,000
  Allied Products Corp.  ...............           6,600             157,575
 *Allied Research Corp.  ...............           2,200              11,825
 *Allied Waste Industries, Inc.  .......          32,200             287,788
 *Allou Health & Beauty Care, Inc.
   Class A .............................           1,900              12,469
 *Allstate Financial Corp.  ............           1,600              10,600
 *Alltrista Corp.  .....................           3,953             101,296
 *Allwaste, Inc.  ......................          19,800              86,625
 *Aloette Cosmetics, Inc.  .............           1,000               2,938
 *Alpha Beta Technology, Inc.  .........           6,600              60,225
 *Alpha Industries, Inc.  ..............          10,000              78,750
 *Alpha Microsystems, Inc.  ............           3,300               5,517
 *Alpha Technologies Group, Inc.  ......           7,500              34,688
  Alpharma, Inc. Class A  ..............           8,800             112,200
 *Alpine Group, Inc.  ..................          15,736             106,218
 *Alpine Lace Brands, Inc.  ............           2,800              15,400
 *Alta Gold Co.  .......................          13,700              53,516
 *Alteon, Inc.  ........................           7,100              50,588
 *Alternative Resources Corp.  .........           6,200             105,013
 *Altris Software, Inc.  ...............           5,200              33,475
 *Altron, Inc.  ........................           6,800             127,500
 *Amati Communications Corp.  ..........          11,800             201,338
 *Amax Gold, Inc.  .....................          43,400             260,400
  Amcast Industrial Corp.  .............           3,400              80,325
  Amcol International Corp.  ...........          10,500             147,000
  Amcore Financial, Inc.  ..............           5,250             118,125
 *AmeriLink Corp.  .....................           1,400               7,175
 *America Services Group, Inc.  ........           3,000              32,438
 *America West Airlines, Inc. Class B  .          21,100             308,588
  American Annuity Group, Inc.  ........          18,200             241,150
  American Bancorpation Ohio  ..........             200               4,975
  American Bank of Connecticut  ........           1,100              32,175
 *American Banknote Corp.  .............           7,900              38,513
  American Biltrite, Inc.  .............           1,400              28,700
 *American Biogenetic Sciences, Inc.
   Class A .............................           6,300              26,381
 *American Buildings Co.  ..............           3,500              75,250
 *American Business Information,  Inc.            11,400             196,650
  American Business Products, Inc.  ....           8,150             181,338
 *American Claims Evaluation, Inc.  ....           1,000               1,656
 *American Classic Voyages Co.  ........           5,500              50,531
  American Eagle Group, Inc.  ..........           4,000              16,000
 *American Eagle Outfitters, Inc.  .....           4,900             116,988
 *American Ecology Corp.  ..............           5,250               5,414
 *American Educational Products,  Inc.             1,900               1,930
 *American Exploration Co.  ............           5,800              94,975
  American Federal Bank FSB
   Greenville, SC ......................           5,500             105,531
  American Filtrona Corp.  .............             200               8,400
 *American Freightways Corp.  ..........          17,500             182,656
 *American Healthcorp, Inc.  ...........           3,100              33,131

                                                  Shares                Value+
                                                  --------          ----------
  American Heritage Life Investment
   Corp. ...............................           5,500            $124,094
 *American Homepatient, Inc.  ..........           7,000             161,000
 *American Homestar Corp.  .............           3,950              70,113
  American Indemnity Financial Corp.  ..             800               8,150
  American List Corp.  .................             825              24,338
 *American Media, Inc. Class A  ........          13,500              77,625
 *American Medical Electronics, Inc.
   (Escrow-Bonus) ......................           4,400                   0
 *American Medical Electronics, Inc.
   (Escrow-Earnings) ...................           4,400                   0
 *American Mobile Satellite Corp.  .....          12,500             153,906
 *American Oilfield Divers, Inc.  ......           3,100              39,913
 *American Pacific Corp.  ..............           4,100              28,188
 *American Paging, Inc.  ...............          11,000              63,938
 *American Physicians Services Group,
    Inc. ...............................           1,500               9,000
  American Precision Industries, Inc.  .          14,600             266,450
  American Recreation Centers, Inc.  ...           4,300              21,769
 *American Safety Razor Co.  ...........           6,000              73,125
 *American Science & Engineering,  Inc.            7,800              90,675
 *American Shared Hospital Services  ...             600                 863
 *American Software, Inc. Class A  .....           8,700              51,656
 *American Studios, Inc.  ..............          12,500              26,953
 *American Superconductor Corp.  .......           4,700              50,819
 *American Technical Ceramics  Corp.  ..           1,800              10,800
 *American Telecasting, Inc.  ..........           9,200              73,025
 *American Travellers Corp.  ...........           6,500             229,125
 *American United Global, Inc.  ........           2,200              21,863
 *American Waste Services, Inc.
   Class A .............................          12,400              26,350
  American Woodmark Corp.  .............             660               7,260
  Americana Bancorp, Inc.  .............           1,600              25,200
 *Americredit Corp.  ...................          15,700             312,038
 *Amerihost Properties, Inc.  ..........           4,000              27,250
 *Ameristar Casinos, Inc.  .............          10,300              54,075
 *Ameriwood Industries International
   Corp. ...............................           3,200              29,800
  Ameron, Inc.  ........................           1,500              72,375
 *Ames Department Stores, Inc.  ........           9,700              47,288
  Ametek, Inc.  ........................           2,500              53,125
 *Amistar Corp.  .......................           1,300               4,388
  Ampco-Pittsburgh Corp.  ..............           4,400              61,050
 *Amre, Inc.  ..........................          12,500              34,375
 *Amrep Corp.  .........................           3,900              19,013
 *Amresco, Inc.  .......................          13,600             294,100
 *Amrion Corp.  ........................           2,500              57,500
 *Amtech Corp.  ........................           5,800              43,863
 *Amtran, Inc.  ........................           5,300              38,425
  Amvestors Financial Corp.  ...........           7,825             112,484
  Amwest Insurance Group, Inc.  ........           4,400              55,275
 *Amylin Pharmaceuticals, Inc.  ........          13,400             161,638
 *Anadigics, Inc.  .....................           4,200             156,450
  Analogic Corp.  ......................           6,200             170,500
  Analysis & Technology, Inc.  .........             800              11,550
  Analysts International Corp.  ........           8,200             227,550
 *Analytical Surveys, Inc.  ............           2,100              19,819
 *Anaren Microwave, Inc.  ..............           2,000              12,250
  Anchor Bancorp Wisconsin, Inc.  ......           2,100              74,025
  Andover Bancorp, Inc. DE  ............           1,700              45,581
 *Andrea Electronics Corp.  ............           1,500              18,188
 *Anergen, Inc.  .......................           8,300              27,494
 *Anesta Corp.  ........................           5,100              73,313

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
  Angelica Corp.  ......................           4,100            $ 78,925
 *Anicom, Inc.  ........................           4,800              45,900
*#Anika Research, Inc.  ................           2,280               9,405
*#Ann Taylor Stores Corp.  .............          10,100             204,525
 *Antec Corp.  .........................           9,100              87,588
 *Anuhco, Inc.  ........................           3,800              32,300
 *Apertus Technologies, Inc.  ..........           5,600              17,325
*#Aphton Corp.  ........................           6,200             110,825
  Apogee Enterprises, Inc.  ............           8,000             355,000
 *Apogee, Inc.  ........................           4,900              27,869
  Apple South, Inc.  ...................          10,000             146,875
 *Appliance Recycling Centers of
   America, Inc. .......................           2,100               1,838
 *Applied Digital Access, Inc.  ........           5,900              42,406
 *Applied Extrusion Technologies, Inc...           4,100              38,438
 *Applied Innovation, Inc.  ............           7,800              52,650
 *Applied Magnetics Corp.  .............          13,100             358,613
 *Applied Microbiology, Inc.  ..........          10,600              32,131
  Applied Power, Inc. Class A  .........           6,500             235,625
 *Applied Science & Technology, Inc.  ..           1,700              15,938
 *Applied Signal Technologies, Inc.  ...           5,000              22,813
  Aptargroup, Inc.  ....................           7,700             265,650
 *Aquagenix, Inc.  .....................           1,300               7,516
  Aquarion Co.  ........................           2,600              65,650
  Aquila Gas Pipeline Corp.  ...........          11,700             174,038
 *Arabian Shield Development Co.  ......             200                 563
 *Arbatax International, Inc.  .........           2,800              18,900
 *Arbor Health Care Co.  ...............           3,400              81,175
 *Arch Communications Group, Inc.  .....          11,300             122,888
 *Arch Petroleum, Inc.  ................           8,600              23,650
  Arctic Cat, Inc.  ....................          16,300             156,888
 *Arden Industrial Products, Inc.  .....           3,500              18,156
 *Argosy Gaming Corp.  .................          12,200              68,625
 *Ariel Corp.  .........................           4,600              59,800
 *Ark Restaurants Corp.  ...............           1,600              19,600
  Arkansas Best Corp.  .................           9,800              49,613
 *Armco, Inc.  .........................           5,000              22,500
  Armor All Products Corp.  ............          11,800             223,463
  Arnold Industries, Inc.  .............          16,500             262,969
 *Aronex Pharmaceuticals, Inc.  ........           7,250              57,094
 *Arrhythmia Research Technology,  Inc.            1,600               4,800
 *Arris Pharmaceutical Corp.  ..........           6,700              87,519
 *Arrow Automotive Industries, Inc.  ...           1,800               7,425
  Arrow Financial Corp.  ...............           3,154              75,499
 *Artisoft, Inc.  ......................           5,700              39,366
 *Artistic Greetings, Inc.  ............           2,900              13,594
 *Arts Way Manufacturing Co., Inc.  ....             200               1,000
  Arvin Industries, Inc.  ..............          12,300             292,125
 *Asante Technologies, Inc.  ...........           4,300              24,456
 *Aseco Corp.  .........................           1,400              13,475
  Ashland Coal, Inc.  ..................           5,400             139,050
 *Ashworth, Inc.  ......................           8,400              52,500
  Aspen Bancshares, Inc.  ..............           1,406              27,066
 *Aspen Technology, Inc.  ..............           3,600             299,025
  Associated Banc-Corp.  ...............           7,012             305,022
 *Astec Industries, Inc.  ..............          10,400              92,300
  Astro-Med, Inc.  .....................           3,000              25,875
 *Astronics Corp.  .....................           2,375              11,430
 *Astrosystems, Inc.  ..................           3,400              18,913
 *Astrotech International Corp.  .......           4,900              25,419
 *Asyst Technologies, Inc.  ............           2,500              49,063
  Atalanta Sosnoff Capital Corp.  ......           4,400              39,050
 *Atchison Casting Corp.  ..............           2,200              36,300

                                                  Shares                Value+
                                                  --------          ----------
 *Athey Products Corp.  ................           2,940            $ 13,138
 *Atkinson (Guy F.) of California  .....           4,500              45,844
 *Atlantic American Corp.  .............          10,300              34,119
 *Atlantic Beverage, Inc.  .............           2,000               6,250
 *Atlantic Coast Airlines, Inc.  .......           5,000              64,063
 *Atlantic Gulf Communities Corp.  .....           4,800              21,000
 *Atlantic Tele-Network, Inc.  .........           6,100             117,044
 *Atlantis Plastics, Inc.  .............           2,900              25,013
 #Atmos Energy Corp.  ..................           6,300             155,138
  Atrion Corp.  ........................           1,300              33,963
 *Atrix Labs, Inc.  ....................           5,300              53,331
 *Atwood Oceanics, Inc.  ...............           4,800             267,600
 *Au Bon Pain, Inc. Class A  ...........           5,000              38,438
*#Audiovox Corp. Class A  ..............           3,600              18,900
 *Audits & Surveys Worldwide, Inc.  ....           6,500              17,063
  Augat, Inc.  .........................           7,900             223,175
 *Aura Systems, Inc.  ..................          29,975              74,469
 *Auspex Systems, Inc.  ................          14,500             170,375
  Authentic Fitness Corp.  .............           8,800              96,800
  Autocam Corp.  .......................           4,137              45,248
 *Autoimmune, Inc.  ....................           9,200             121,900
 *Autoinfo, Inc.  ......................           3,600              10,125
 *Autologic Information International,
   Inc. ................................           2,300              13,800
 *Autote Corp. Class A  ................          12,500              14,844
 *Avatar Holdings, Inc.  ...............           4,300             135,450
 *Avecor Cardiovascular, Inc.  .........           3,100              34,100
  Avemco Corp.  ........................           4,100              63,550
 *Avert, Inc.  .........................           1,400               8,181
  Aviall, Inc.  ........................          14,000             138,250
 *Avid Technology, Inc.  ...............           9,400             119,850
 *Avigen, Inc.  ........................           1,000               5,438
 *Aviva Petroleum, Inc. Deposit Shares
    (Representing 5 Shares) ............           6,500              26,000
 *Avondale Industries, Inc.  ...........           5,700              99,394
 *Aydin Corp.  .........................           3,100              27,900
 *Aztar Corp.  .........................          21,100             152,975
  Aztec Manufacturing Co.  .............          10,300              73,388
 *BBN Corp.  ...........................           9,500             218,500
 *BCT International, Inc.  .............           2,500               8,906
 *BEC Group, Inc.  .....................          10,683              50,744
  BEI Electronics, Inc.  ...............           3,400              37,188
  BGS Systems, Inc.  ...................           5,200             126,100
  BHA Group, Inc. Class A  .............           2,970              51,604
  BHC Financial, Inc.  .................           3,500              56,000
 *BI, Inc.  ............................           4,000              27,500
 *BMC West Corp.  ......................           5,700              68,400
  BMJ Financial Corp.  .................           5,000             123,750
 *BNH Bancshares, Inc.  ................           1,400              13,738
 *BPI Packaging Technologies, Inc.  ....           5,300              12,422
 *BRC Holdings, Inc.  ..................           3,500             143,063
  BSB Bancorp, Inc.  ...................           3,300              88,275
  BT Financial Corp.  ..................           1,650              62,081
 *BTG, Inc.  ...........................           1,200              24,000
 *BTU International, Inc.  .............           2,900               9,878
  BW/IP, Inc. Class A  .................          12,100             184,525
 *BWAY Corp.  ..........................           3,200              57,800
 *Baby Superstore, Inc.  ...............           8,600             240,263
 *Back Bay Restaurant Group, Inc.  .....           2,000               6,000
  Badger Meter, Inc.  ..................             400              15,650
  Badger Paper Mills, Inc.  ............           1,000              11,063
  Bairnco Corp.  .......................           3,900              24,375
  Baker (J.), Inc.  ....................           5,500              34,031
 *Baker (Michael) Corp.  ...............           6,000              38,250
  Balchem Corp.  .......................           1,350              11,306

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
  Baldor Electric Co.  .................          12,390            $289,616
 *Baldwin Piano & Organ Co.  ...........           2,000              25,750
 *Baldwin Technology, Inc. Class A  ....           7,800              20,475
 *Ballantyne Omaha, Inc.  ..............           2,200              33,550
  Ballard Medical Products  ............          10,900             204,375
 *Bally Entertainment Corp.  ...........           7,400             215,525
 *Bally Total Fitness Holding Corp.  ...           8,375              47,109
 *Baltek Corp.  ........................           1,500              11,438
 *BancTec, Inc.  .......................          11,262             223,832
 *Bancinsurance Corp.  .................           2,900              11,419
  Bancorp Connecticut, Inc.  ...........           1,200              27,300
  BancorpSouth, Inc.  ..................          10,500             278,250
  Bangor Hydro-Electric Co.  ...........           2,900              29,000
 *Bank United Financial Corp.
   Class A .............................           1,200              10,875
  Bank of Granite Corp.  ...............             300               9,450
  BankAtlantic Bancorp, Inc.  ..........           5,277              68,271
  BankAtlantic Bancorp, Inc. Class A  ..           1,319              17,065
  BankNorth Group, Inc. DE  ............           3,900             150,638
  Bankers Corp.  .......................          10,440             202,275
 *Banner Aerospace, Inc.  ..............          12,200             102,175
 *Banyan System, Inc.  .................           6,800              28,050
  Barefoot, Inc.  ......................           5,800              74,313
  Barnes Group, Inc.  ..................           3,600             204,300
 *Barnwell Industries, Inc.  ...........             500               9,438
 *Barr Laboratories, Inc.  .............           6,950             175,488
 *Barra, Inc.  .........................           6,000             153,000
 *Barrett Business Services, Inc.  .....           5,400              80,325
 *Barry (R.G.) Corp.  ..................           3,700              41,163
 *Base Ten Systems, Inc. Class A  ......           3,300              38,569
 *Basin Exploration, Inc.  .............           5,400              33,413
  Bassett Furniture Industries, Inc.  ..           7,200             163,350
 *Bay Networks, Inc.  ..................             134               3,585
  Bay State Gas Co.  ...................           6,500             189,313
  Bay View Capital Corp.  ..............           3,400             141,100
 *Bayou Steel Corp. Class A  ...........           4,700              13,219
 *Be Aerospace, Inc.  ..................           7,900             182,194
  Bearings, Inc.  ......................           5,600             154,700
  Beauticontrol Cosmetics, Inc.  .......           2,500              34,531
 *Beazer Homes USA, Inc.  ..............           2,600              41,925
 *Bel Fuse, Inc.  ......................           3,000              37,875
 *Belden & Blake Corp.  ................           5,600             142,100
 *Belding Heminway, Inc. Class A  ......             175                 306
 *Bell Industries, Inc.  ...............           5,867             118,807
 *Bell Microproducts, Inc.  ............           4,200              33,075
 *Bell Sports Corp.  ...................           7,145              45,103
 *Bellwethwer Exporation Co.  ..........           4,500              34,875
 *Ben & Jerry's Homemade, Inc.  Class A            3,600              46,125
 *Ben Franklin Retail Stores, Inc.  ....           4,964                 496
 *Benchmark Electronics, Inc.  .........           1,800              53,325
 *Benihana, Inc.  ......................           1,000              12,125
 *Bentley International, Inc.  .........              55                  62
 *Bentley Pharmaceuticals, Inc.  .......             960               2,520
 *Benton Oil & Gas Co.  ................           4,600             117,013
  Berkshire Gas Co.  ...................           1,000              16,000
 *Berlitz International, Inc.  .........           4,610              88,743
  Berry Petroleum Corp. Class A  .......          13,400             179,225
 *Bertuccis, Inc.  .....................           3,500              19,031
 *Bet Holdings, Inc. Class A  ..........           6,700             185,925
 *Bettis Corp.  ........................           6,200              49,213
 *Big Flower Press Holding, Inc.  ......           5,400              94,500
 *Billing Information Concepts Corp.  ..           5,400             161,663
  Bindley Western Industries, Inc.  ....           6,500             115,375
  Binks Manufacturing Co.  .............           1,598              44,744

                                                  Shares                Value+
                                                  --------          ----------
 *Bio Dental Technologies Corp.  .......           3,100            $ 16,081
 *Bio Technology General Corp.  ........          24,000             220,500
 *Bio-Logic Systems Corp.  .............           2,100               5,644
*#Bio-Plexus, Inc.  ....................           3,300              20,419
 *Bio-Rad Laboratories, Inc. Class A  ..           4,800             143,400
 *Biocircuits Corp.  ...................             925               2,630
 *Biocryst Pharmaceuticals, Inc.  ......           5,300              74,863
 *Biomatrix, Inc.  .....................           4,000              59,250
 *Biosource International, Inc.  .......           4,200              29,531
 *Biospecifics Technologies Corp.  .....           1,800               8,775
 *Biospherics, Inc.  ...................           4,000              31,250
 *Biowhittaker, Inc.  ..................           4,900              39,813
 *Bird Corp.  ..........................           2,500              13,438
  Birmingham Steel Corp.  ..............          15,700             276,713
 *Black Box Corp.  .....................           7,300             297,475
 *Black Hawk Gaming &
   Development, Inc. ...................           1,000               6,000
  Black Hills Corp.  ...................           7,700             198,275
  Blair Corp.  .........................           3,700              72,613
  Blanch (E.W.) Holdings, Inc.  ........           6,400             125,600
  Blessings Corp.  .....................           6,000              58,875
  Blimpie International  ...............           4,600              51,463
  Blount International, Inc. Class A  ..           6,550             243,169
  Blount International, Inc. Class B  ..           3,600             132,300
 *Blowout Entertainment, Inc.  .........             791               3,017
 *Bluegreen Corp.  .....................           8,395              24,136
 *Blyth Holdings, Inc.  ................           5,200               4,388
  Bob Evans Farms, Inc.  ...............          15,000             196,875
*#Boca Research, Inc.  .................           3,900              46,313
 *Bombay Co., Inc.  ....................          18,300              86,925
 *Bon-Ton Stores, Inc.  ................           6,900              39,675
 *Bone Care International, Inc.  .......           1,125               7,031
 *Books-a-Million, Inc.  ...............           6,900              47,006
 *Boole & Babbage, Inc.  ...............           6,500             184,438
 *Boomtown, Inc.  ......................           5,900              38,719
 *Borg-Warner Security Corp.  ..........          13,600             142,800
 *Borland International, Inc.  .........          12,400             100,363
 *Borror Corp.  ........................           3,100              13,950
  Boston Acoustics, Inc.  ..............           3,400              61,625
 *Boston Technology, Inc.  .............          17,000             336,813
 *Bowmar Instrument Corp.  .............          11,700              18,281
  Bowne & Co., Inc.  ...................           9,700             237,650
 *Box Energy Corp. Class A  ............             400               4,100
 *Box Energy Corp. Class B  ............           8,800              75,350
 *Boyd Gaming Corp.  ...................          10,000              81,250
*#Bradlees, Inc.  ......................           3,000               3,000
 *Bradley Pharmaceuticals, Inc.
   Class A .............................           1,500               1,102
 *Brauns Fashions Corp.  ...............           1,000               6,938
  Brenton Banks, Inc.  .................             220               5,583
 *Brewer (C.) Homes, Inc. Class A  .....           1,800               3,375
  Bridgford Foods Corp.  ...............           4,705              37,346
 *Brightpoint, Inc.  ...................           4,850             175,813
 *Brite Voice Systems, Inc.  ...........           2,900              42,050
  Broad National Bancorporation  .......             220               2,475
 *Broadband Technologies, Inc.  ........           5,200             100,425
 *Broadway & Seymour, Inc.  ............           4,400              40,975
 *Brock International, Inc.  ...........           2,400               7,650
 *Broderbund Software, Inc.  ...........          10,000             300,625
 #Brooke Group, Ltd.  ..................           7,300              31,938
 *Brookstone, Inc.  ....................           3,300              34,031
 *Brooktrout Technology, Inc.  .........           3,900             125,775
 *Brothers Gourmet Coffees, Inc.  ......           5,600              14,700
 *Brown & Sharpe Manufacturing Co.
   Class A .............................           4,100              58,938

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Brown (Tom), Inc.  ...................          11,700            $220,838
 Brown Group, Inc.  ....................          10,000             190,000
  Brush Wellman, Inc.  .................           8,100             135,675
  Bryn Mawr Bank Corp.  ................             400              10,900
 *Buckeye Cellulose Corp.  .............           6,900             185,438
 *Buckhead America Corp.  ..............             900               5,513
 *Buckle, Inc.  ........................           3,400              97,325
 *Buffets, Inc.  .......................          12,586             117,994
 *Builders Transport, Inc.  ............           1,800               5,400
 *Bull Run Corp. GA  ...................          21,300              47,925
 *Burlington Coat Factory Warehouse
   Corp. ...............................          21,000             252,000
 *Burr Brown Corp.  ....................          12,450             322,144
 *Bush Boake Allen, Inc.  ..............           9,600             244,800
  Bush Industries, Inc. Class A  .......           4,050              73,406
 *Butler International, Inc.  ..........           3,100              30,225
  Butler Manufacturing Co.  ............           3,800             121,125
 *Buttrey Food & Drug Stores Co.  ......           3,800              31,350
 *C-COR Electronics, Inc.  .............          10,400             157,950
 *C-Phone Corp.  .......................           2,500               8,125
 *CAI Wireless Systems, Inc.  ..........           5,115              13,587
  CBT Corp.  ...........................             200               4,900
 *CCA Industries, Inc.  ................           3,600               8,438
 *CDI Corp.  ...........................          11,900             346,588
 *CE Software Holdings, Inc.  ..........           2,900               3,444
 *CEM Corp.  ...........................           3,800              33,250
 *CFI Proservices, Inc.  ...............           1,800              34,425
  CFSB Bancorp, Inc.  ..................           1,331              25,289
  CFW Communications Co.  ..............           6,500             143,000
  CFX Corp.  ...........................           5,800              87,000
  CKE Restaurants, Inc.  ...............           8,502             260,374
  CMAC Investment Corp.  ...............           5,600             427,000
 *CMC Industries, Inc.  ................           3,100              29,256
*#CMG Information Services, Inc.  ......           3,600              56,700
 *CMI Corp. Class A  ...................          18,100              85,975
  CML Group, Inc.  .....................          24,600              98,400
  CNB Bancshares, Inc.  ................           9,391             336,902
*#CNS Income  ..........................           9,100             127,969
 *CPAC, Inc.  ..........................           3,320              45,650
  CPB, Inc.  ...........................           2,600              77,025
 *CPI Aerostructures, Inc.  ............             200                 488
  CPI Corp.  ...........................           7,700             130,900
 *CSP, Inc.  ...........................           2,800              22,750
 *CSS Industries, Inc.  ................           4,800             115,800
 *CTC Communications Corp.
   Class 1 .............................           4,700              32,606
  CTS Corp.  ...........................           2,100              83,213
  CU Bancorp  ..........................           2,300              26,019
 *CUNO, Inc.  ..........................           6,200              96,100
  CVB Financial Corp.  .................           2,634              52,351
 *Cable Design Techologies Corp.  ......           7,050             203,569
  Cabot Oil & Gas Corp. Class A  .......           9,100             161,525
 *Cache, Inc.  .........................           5,025              17,902
 *Caci International, Inc. Class A  ....           1,000              18,938
 *Cade Industries, Inc.  ...............           1,500               2,133
 *Cadiz Land, Inc.  ....................          10,800              46,575
  Cadmus Communications Corp.  .........           4,800              79,500
 *Caere Corp.  .........................           5,400              46,238
  Cagle's, Inc. Class A  ...............           2,250              31,781
 *Cairn Energy USA, Inc.  ..............           7,900              93,813
 *Calcomp Technology, Inc.  ............           1,500               4,266
 *Caldor Corp.  ........................           9,700              15,763
 *Calgene, Inc.  .......................          28,700             156,953
  Calgon Carbon Corp.  .................          22,200             258,075
 *California Amplifier, Inc.  ..........           6,600              54,863

                                                  Shares                Value+
                                                  --------          ----------
 *California Culinary Academy, Inc.  ...           1,200            $ 10,425
  California Financial Holding Corp.  ..           1,800              52,425
 *California Micro Devices Corp.  ......           3,400              22,738
 *California Microwave, Inc.  ..........           6,400              96,000
  California State Bank  ...............           2,059              34,488
  California Water Service Co.  ........           3,100             121,288
*#Callon Petroleum Co.  ................           3,200              59,200
  Calmat Co.  ..........................          12,800             233,600
 *Calumet Bancorp, Inc.  ...............           1,100              36,988
 *Cambex Corp.  ........................           5,200              13,325
  Cambrex Corp.  .......................           4,850             153,988
 *Cambridge Neuroscience, Inc.  ........           6,800              95,625
 *Cambridge Soundworks, Inc.  ..........           1,200               6,000
 *Campo Eletronics, Appliances &
   Computers, Inc. .....................           3,200               4,800
 *Candela Laser Corp.  .................           2,100              14,175
 *Candies, Inc.  .......................           4,700              10,281
 *Canisco Resources, Inc.  .............             500               2,438
 *Cannon Express, Inc. Class A  ........             900               7,538
*#Cannondale Corp.  ....................           4,300              82,506
 *Cantel Industries, Inc. Class B  .....           2,000              15,750
 *Canterbury Educational Services,
   Inc. ................................           4,800               5,100
 *Canyon Resources Corp.  ..............          20,500              52,531
  Cape Cod Bank & Trust Co.  ...........           1,000              23,563
 *Capital Pacific Holdings, Inc.  ......           1,000               2,500
  Capital Re Corp.  ....................           8,100             310,838
  Capitol American Financial Corp.  ....          13,000             471,250
  Capitol Bancorp, Ltd.  ...............             990              15,964
  Capitol Transamerica Corp.  ..........           3,700              99,438
 *Capstone Pharmacy Services, Inc.  ....          16,300             175,225
  Capsure Holdings Corp.  ..............           7,300              69,350
  Caraustar Industries, Inc.  ..........           2,600              88,400
  Cardinal Health, Inc.  ...............             840              70,245
 *Cardinal Realty Services, Inc.  ......           1,400              29,225
 *Cardiotech International, Inc.  ......           1,301               3,253
 *Care Group, Inc.  ....................           3,400               5,950
 *Carmike Cinemas, Inc. Class A  .......           5,000             136,250
  Carolina First Corp.  ................           5,602             108,889
  Carpenter Technology Corp.  ..........           6,600             234,300
 *Carr-Gottstein Foods Co.  ............           7,654              27,746
*#Carrington Laboratories, Inc.  .......           3,500              34,781
 *Carson Pirie Scott & Co.  ............           7,300             188,888
  Carter-Wallace, Inc.  ................          17,400             271,875
 *Carver Corp. WA  .....................           1,400               4,463
  Cascade Corp.  .......................           4,700              68,150
  Cascade Natural Gas Corp.  ...........           5,350              91,619
  Casey's General Stores, Inc.  ........          14,400             246,600
  Cash America International, Inc.  ....          11,500              90,563
 *Casino America, Inc.  ................          10,600              37,100
 *Casino Data Systems  .................           9,850             129,897
 *Casino Magic Corp.  ..................          19,500              55,453
*#Casino Resource Corp.  ...............           3,000               4,781
  Castle (A.M.) & Co.  .................          23,437             430,655
 *Catalina Lighting, Inc.  .............           5,000              25,000
 *Catalyst Semiconductor, Inc.  ........           2,700               8,269
 *Catalytica, Inc.  ....................           9,600              38,400
 *Catellus Development Corp.  ..........          42,500             425,000
  Cathay Bancorp, Inc.  ................           1,100              20,075
 *Catherines Stores Corp.  .............           3,800              21,850
  Cato Corp. Class A  ..................          14,200              70,113
  Cavalier Homes, Inc.  ................           3,800              42,750
 *Cayenne Software, Inc.  ..............           4,600              20,269
 *Cel-Sci Corp.  .......................           2,500              10,859
 *Celadon Group, Inc.  .................           9,000              90,563

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Celebrity, Inc.  .....................           3,200            $ 10,800
 *Celeritek, Inc.  .....................           3,400              52,913
 *Celestial Seasonings, Inc.  ..........           1,600              32,000
 *Celgene Corp.  .......................           3,800              36,338
 *Cell Genesys, Inc.  ..................           9,000              61,313
 *Cellpro, Inc.  .......................           7,100              88,306
 *Cellstar Corp.  ......................           7,700              90,956
 *Cellular Technical Services Co.,
   Inc. ................................           8,766             145,187
 *Celtrix Pharmaceuticals, Inc.  .......           5,000              10,625
  Cenfed Financial Corp.  ..............           1,980              59,895
  Cenit Bancorp, Inc.  .................             800              31,600
 *Centennial Bancorp  ..................           1,539              23,855
 *Centennial Cellular Corp. Class A  ...           6,400              74,800
 *Centennial Technologies, Inc.  .......           6,600             235,950
  Center Banks, Inc.  ..................             600              10,013
  Centex Construction Products, Inc.  ..          11,800             187,325
 *Centigram Communications Corp.  ......           2,700              38,138
  Central & Southern Holding Co.  ......           1,500              14,719
  Central Co-Operative Bank
   Somerville, MA ......................             900              15,975
 *Central Garden & Pet Co.  ............           6,800             148,325
  Central Hudson Gas & Electric  Corp.             7,900             238,975
  Central Louisiana Electric Co., Inc.            10,000             282,500
  Central Maine Power Co.  .............          19,200             228,000
  Central Reserve Life Corp.  ..........           1,800              13,725
 *Central Sprinkler Corp.  .............           2,500              46,563
 *Central Tractor Farm & Country,  Inc.            4,200              58,800
  Central Vermont Public Service  Corp.            5,650              70,625
 *Centura Software Corp.  ..............           6,100              20,969
  Century Bancorp Income Class A  ......           1,000              13,500
 *Century Communications Corp.  Class A           16,300             107,988
 *Cephalon, Inc.  ......................           4,900              85,750
 *Ceradyne, Inc.  ......................          11,800              86,288
  Cerberonics, Inc. Class A  ...........             200               1,238
 *Cerner Corp.  ........................          18,000             267,750
 *Cerplex Group, Inc.  .................           6,700               8,794
 *Cerprobe Corp.  ......................           2,100              23,100
 *Chad Therapeutics  ...................           4,592              72,324
 *Champion Enterprises, Inc.  ..........          29,108             607,630
  Champion Industries, Inc.  ...........           3,250              72,719
  Chaparral Steel Co.  .................          14,400             185,400
 *Charming Shoppes, Inc.  ..............          50,100             253,631
 *Chart House Enterprises, Inc.  .......           4,700              25,263
  Chart Industries, Inc.  ..............           5,000              85,000
  Charter Financial, Inc.  .............           2,500              31,875
  Charter Power Systems, Inc.  .........           2,500              67,188
 *Chase Brass Industries, Inc.  ........           5,000              90,625
 *Chattem, Inc.  .......................           4,700              43,475
 *Check Technology Corp.  ..............           3,100              27,125
 *Checkfree Corp.  .....................          16,800             283,500
 *Checkmate Electronics, Inc.  .........           2,500              29,688
 *Cheesecake Factory, Inc.  ............           5,400             109,350
  Chemed Corp.  ........................           3,900             146,250
 *Chemfab Corp.  .......................           5,550              79,088
  Chemical Financial Corp.  ............           4,600             170,775
 *Chempower, Inc.  .....................           1,800              10,013
*#Chemtrak, Inc.  ......................           4,400               5,775
 *Cherry Corp. Class A  ................           3,600              40,050
 *Cherry Corp. Class B  ................           3,600              38,250
  Chesapeake Utilities Corp.  ..........           1,500              25,500

                                                  Shares                Value+
                                                  --------          ----------
  Chester Valley Bancorp  ..............             220            $  4,235
 *Chic by His, Inc.  ...................           4,900              23,275
  Chicago Rivet & Machine Co.  .........             700              21,875
 *Chicos Fas, Inc.  ....................           4,700              27,906
 *Children's Comprehensive Services,
   Inc. ................................           2,150              33,863
 *Children's Discovery Centers of
   America, Inc. Class A ...............           3,100              17,438
 *Chips & Technologies, Inc.  ..........          11,600             243,600
  Chittenden Corp.  ....................           6,133             155,242
 *Chock Full O' Nuts Corp.  ............          10,130              46,851
 *Cholestech Corp.  ....................           5,200              28,600
 *Christiana Companies, Inc.  ..........           9,000             222,750
 *Chromcraft Revington, Inc.  ..........           1,000              26,813
 *Chronimed, Inc.  .....................           6,150              89,944
  Church & Dwight Co., Inc.  ...........          10,500             236,250
 *Ciber, Inc.  .........................           7,800             253,500
*#Cidco, Inc.  .........................           5,700             111,506
  Cilcorp, Inc.  .......................           6,600             240,900
 *Cincinnati Microwave, Inc.  ..........           7,000               5,906
 *Cinergi Pictures Entertainment, Inc.             2,800               5,600
 *Ciprico, Inc.  .......................           1,900              25,650
 *Circon Corp.  ........................           7,390             119,626
 *Circuit Systems, Inc.  ...............           2,100               9,713
 *Citadel Holding Corp.  ...............           2,400               6,450
 *Citation Computer System, Inc.  ......           1,500              14,906
 *Citation Corp.  ......................          10,100             100,369
  Citfed Bancorp, Inc.  ................           2,100              97,388
  Citizens Bancorp MD  .................           2,000             115,250
  Citizens Banking Corp.  ..............           6,400             196,000
 *Citizens, Inc. Class A  ..............           9,400              88,713
  City Holding Co.  ....................             242               5,294
 *Civic Bancorp  .......................           2,300              24,006
  Clarcor, Inc.  .......................           8,500             187,000
 *Clark (Dick) Productions, Inc.  ......           4,100              45,613
 *Clean Harbors, Inc.  .................           6,900              15,525
  Cleveland Cliffs, Inc.  ..............           5,300             234,525
 *Cliffs Drilling Co.  .................           2,900             150,075
 *Clintrials Research, Inc.  ...........           8,250             176,344
  Coachmen Industries, Inc.  ...........          14,800             377,400
 *Coast Distribution System  ...........           4,700              18,506
 *Coast Savings Financial, Inc.  .......           8,400             298,200
  Coastal Bancorp, Inc.  ...............           4,000              98,500
 *Coastal Physician Group, Inc.  .......          11,900              44,625
 *Coastcast Corp.  .....................           3,500              54,688
  Cobancorp, Inc.  .....................             206               4,506
 *Cobra Electronic Corp.  ..............           2,500               7,813
 *Cobra Industries ,Inc.  ..............           2,200               1,169
  Coca Cola Bottling Co.
   Consolidated ........................           4,200             193,725
 *Cocensys, Inc.  ......................          12,100              73,356
 *Code Alarm, Inc.  ....................           1,500               5,813
  Coeur d'Alene Mines Corp. ID  ........          10,900             159,413
 *Cognex Corp.  ........................           7,500             149,063
 *Cognitronics Corp.  ..................           2,100               8,925
 *Coherent Communications Systems
   Corp. ...............................           9,200             186,300
 *Coherent, Inc.  ......................           4,400             189,475
 *Coho Energy, Inc.  ...................          10,400              79,300
  Cohu, Inc.  ..........................           8,200             195,263
 *Cold Metal Products, Inc.  ...........           3,500              23,188
 *Cole National Corp. Class A  .........           6,000             157,500
  Collagen Corp.  ......................           5,600             112,350
  Collective Bancorp, Inc.  ............           8,449             299,940
 *Collins & Aikman Corp.  ..............          37,900             227,400

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Collins Industries, Inc.  ............           6,600            $ 37,331
  Colonial Bancgroup, Inc.  ............           8,900             356,000
 #Colonial Gas Co.  ....................           8,050             184,144
*#Columbia Banking System, Inc.  .......           1,365              21,499
 *Columbia Laboratories, Inc.  .........          11,100             133,200
 *Columbus Energy Corp.  ...............           1,300              13,650
 *Comarco, Inc.  .......................           2,800              49,000
 *Comdial Corp.  .......................           3,500              24,281
 *Comforce Corp.  ......................           4,700              68,150
  Commerce Bancorp, Inc.  ..............           6,126             177,654
  Commercial Bancshares, Inc.  .........           1,300              19,988
  Commercial Federal Corp.  ............           4,409             213,285
  Commercial Intertech Corp.  ..........           5,800              60,175
  Commercial Metals Co.  ...............           7,100             226,313
 *Commnet Cellular, Inc.  ..............           6,700             188,856
  Commonwealth Energy System  ..........          10,800             261,900
 *Communications Central, Inc.  ........           3,000              21,563
  Communications Systems, Inc.  ........           9,000             113,625
  Community Bank System, Inc.  .........           2,500              97,813
  Community Bankshares, Inc. NH  .......             800              16,000
  Community First Bankshares, Inc.  ....           5,700             155,325
 *Community Psychiatric Centers  .......          17,700             159,300
 *Competitive Technologies, Inc.  ......           3,500              35,000
*#Complete Management, Inc.  ...........             933              14,228
 *Compression Laboratories, Inc.  ......           8,800              36,300
 *Comptek Research, Inc.  ..............           2,200              11,275
 *Compucom Systems, Inc.  ..............          24,500             284,813
  Computer Data Systems, Inc.  .........           5,700             183,825
 *Computer Horizons Corp.  .............          15,087             512,958
  Computer Language Research, Inc.  ....           9,600              95,400
 *Computer Network Technology  Corp.  ..           9,300              56,963
 *Computer Outsourcing Services,  Inc.             1,800               5,625
 *Computer Products, Inc.  .............          12,200             245,525
  Computer Task Group, Inc.  ...........           6,100             255,438
 *Computervision Corp.  ................          10,000              95,000
 *Computrac, Inc.  .....................           2,400               4,800
 *Comshare, Inc.  ......................           6,000              88,125
 *Comstock Resources, Inc.  ............           6,400              81,200
 *Comtech Telecommunications  Corp.  ...           1,000               3,094
 *Comverse Tecnology, Inc.  ............           1,000              34,000
 *Concentra Corp.  .....................           2,700              23,625
 *Concord Fabrics, Inc. Class A  .......           1,100               6,600
 *Concurrent Computer Corp.  ...........          15,300              30,600
 *Conductus, Inc.  .....................           2,000              15,875
 *Cone Mills Corp. NC  .................          13,000             108,875
 *Congoleum Corp. Class A  .............           1,900              24,225
 *Conmed Corp.  ........................          13,275             233,972
  Connecticut Energy Corp.  ............           4,400              95,150
  Connecticut Natural Gas Corp.  .......           5,000             118,750
  Connecticut Water Services, Inc.  ....           1,800              51,975
 *Consep, Inc.  ........................           4,300              14,378
 *Consilium, Inc.  .....................           4,000              25,000
 *Conso Products Co.  ..................           3,750              47,813
 *Consolidated Graphics, Inc.  .........           3,000             136,125
 *Consolidated Products, Inc.  .........           6,902             124,236
 *Consolidated Stainless, Inc.  ........           1,300               6,094
  Consolidated Tokoma Land Co.  ........           3,100              51,925
 *Consumer Portfolio Services, Inc.  ...           6,700              85,844
  Consumers Water Co.  .................           4,100              75,850
 *Continental Can, Inc. DE  ............           1,400              19,425
  Continental Homes Holding Corp.  .....           2,700              55,350
 *Continental Waste Industries, Inc.  ..           7,000             186,375

                                                  Shares                Value+
                                                  --------          ----------
 *Control Data Systems, Inc.  ..........           5,400            $106,988
 *Converse, Inc.  ......................           6,600              65,175
 *Convest Energy Corp.  ................           1,000               6,000
  Cooker Restaurant Corp.  .............           3,800              42,275
 *Cooper Companies, Inc.  ..............           5,800              84,825
 *Cooperative Bankshares, Inc.  ........             700              14,263
 *Copart, Inc.  ........................           5,000              87,188
 *Copley Pharmaceutical, Inc.  .........          10,500             135,188
 *Copytele, Inc.  ......................          29,400             174,563
 *Cor Therapeutics, Inc.  ..............           7,800              82,388
 *Coram Healthcare Corp.  ..............          15,200              66,500
 *Corcom, Inc.  ........................           1,900              13,656
  Core Industries, Inc.  ...............           5,200              75,400
 *Core, Inc.  ..........................           3,800              37,050
 *Cornerstone Imaging, Inc.  ...........           3,600              31,950
  Corpus Christi Bankshares, Inc.  .....             600              10,725
 *Correctional Services Corp.  .........           4,000              55,500
 *Corrpro Companies, Inc.  .............           3,300              26,400
 *Cortech, Inc.  .......................           9,000              15,469
  Corus Bankshares, Inc.  ..............           7,400             238,650
 *Corvas International, Inc.  ..........           6,900              28,463
 *Corvel Corp.  ........................           1,000              26,125
 *Cosmetic Centers, Inc. Class A  ......           1,100               6,738
 *Cosmetic Centers, Inc. Class B  ......             800               4,950
  Cotton States Life Insurance Co.  ....           1,350              15,019
  Courier Corp.  .......................             800              10,900
 *Covenant Transport, Inc. Class A  ....           6,100              94,550
 *Coventry Corp.  ......................          18,100             178,738
 *Cover-All Technologies, Inc.  ........           5,300               6,459
  Craftmade International, Inc.  .......           2,000              13,500
 *Craig (Jenny), Inc.  .................           8,300              76,775
 *Craig Corp.  .........................           1,800              25,875
 *Crane Co.  ...........................             547              25,572
  Crawford & Co. Class A  ..............           8,000             161,000
 *Creative Biomolecules, Inc.  .........          12,400              98,425
 *Creative Technologies Corp.  .........             333                 364
 *Credence Systems Corp.  ..............           8,550             168,328
 *Cree Research, Inc.  .................           6,000              60,375
 *Criticare Systems, Inc.  .............           3,200               7,900
 *Crop Growers Corp.  ..................           3,700              25,669
  Cross (A.T.) Co. Class A  ............           8,900              97,900
  Cross Timbers Oil Co.  ...............           8,000             192,000
 *Crosscomm Corp.  .....................           3,700              21,738
 *Crossman Communities, Inc.  ..........           4,000              73,000
 *Crown Books Corp.  ...................           2,700              27,675
 *Crown Central Petroleum Corp.
   Class A .............................           2,200              31,350
 *Crown Central Petroleum Corp.
   Class B .............................           2,000              26,250
  Crown Crafts, Inc.  ..................           5,100              47,175
 *Crown Resources Corp.  ...............           6,600              36,300
 *Crown-Andersen, Inc.  ................           1,000               6,000
 *Cruise America, Inc.  ................           2,600              14,138
 *Cryenco Sciences, Inc. Class A  ......           3,500               7,438
 *Cryolife, Inc.  ......................           4,800              69,600
 *Cryomedical Sciences, Inc.  ..........           9,900               5,569
 *Crystal Oil Co.  .....................           1,200              42,900
  Cubic Corp.  .........................           4,500              95,063
 *Culbro Corp.  ........................           2,200             125,400
  Cullen Frost Bankers, Inc.  ..........           8,460             300,330
  Culp, Inc.  ..........................          16,518             253,964
  Cupertino National Bancorp  ..........             220               3,603
 *Curative Technologies, Inc.  .........           5,900             151,925
  Curtiss-Wright Corp.  ................           2,000             101,125
 *Custom Chrome, Inc.  .................           2,500              47,969

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Cyberonics, Inc.  ....................           4,100            $ 12,044
 *Cyberoptics Corp.  ...................           2,200              25,438
 *Cybex International, Inc.  ...........           4,300              41,388
 *Cygne Designs, Inc.  .................           5,000               4,688
 *Cygnus, Inc.  ........................           8,800             107,800
 *Cypros Pharmaceutical Corp.  .........           7,000              27,781
*#Cyrix Corp.  .........................           9,200             174,225
 *Cyrk, Inc.  ..........................           5,400              67,838
 *Cytel Corp.  .........................          13,700              52,659
 *Cytogen Corp.  .......................          22,725             121,792
 *Cytotherapeutics, Inc.  ..............           8,500              76,500
 *Cytrx Corp.  .........................           4,750              16,477
 *D&N Financial Corp.  .................           3,200              49,400
 *DBA Systems, Inc.  ...................           1,700              10,200
 *DBT Online, Inc.  ....................             690              22,253
 *DDL Electronics, Inc.  ...............           6,500               6,500
 *DEP Corp.  ...........................           8,100              20,250
 *DH Technology, Inc.  .................           4,450             104,575
 *DII Group, Inc.  .....................           4,100             100,963
 *DIY Home Warehouse, Inc.  ............           4,600              20,700
 *DM Management Co.  ...................           2,000               6,750
 *DMX, Inc.  ...........................          13,000              15,844
 *DNAP Holding Corp.  ..................           1,270               7,144
 *DNX Corp.  ...........................           4,300              20,156
 *DR Horten, Inc.  .....................          18,952             198,996
 *DRCA Medical Corp.  ..................           2,600               8,775
  DS Bancor, Inc.  .....................           1,764              74,970
 *DSP Group, Inc.  .....................           4,700              42,594
 *DSP Technology, Inc.  ................           1,000               4,750
  DT Industries, Inc.  .................           4,300             150,231
 *DVI, Inc.  ...........................           5,500              71,500
 *Daily Journal Corp.  .................             200               6,200
 *Dairy Mart Convenience Stores, Inc.
   Class A .............................           1,600               7,900
 *Daka International, Inc.  ............           4,400              41,250
  Dallas Semiconductor Corp.  ..........          17,500             380,625
 *Damark International, Inc. Class A  ..           4,500              40,500
  Dames & Moore, Inc.  .................          13,300             181,213
  Daniel Industries, Inc.  .............           4,800              67,200
 *Danskin, Inc.  .......................           3,000               7,688
 *Darling International, Inc.  .........           2,500              83,438
  Dart Group Corp. Class A  ............             700              68,075
 *Data Broadcasting Corp.  .............           3,245              25,554
 *Data General Corp.  ..................          17,400             254,475
 *Data I/O Corp.  ......................           4,600              22,138
 *Data Race, Inc.  .....................           1,800              30,488
 *Data Research Association, Inc.  .....           2,250              30,938
 *Data Systems & Software, Inc.  .......           2,900              14,681
 *Data Translation, Inc.  ..............           8,400              94,500
 *Data Transmission Network Corp.  .....           6,100             132,675
 *Dataflex Corp.  ......................           3,400               9,350
 *Datakey, Inc.  .......................           1,000               4,313
 *Datamarine International, Inc.  ......             200               1,500
 *Datametrics Corp.  ...................           4,800               6,300
 *Datapoint Corp.  .....................           4,200               4,200
 *Dataram Corp.  .......................           1,900              14,725
 *Datascope Corp.  .....................          10,000             187,500
 *Dataware Technologies, Inc.  .........           4,000              14,500
 *Datawatch Corp.  .....................           4,000              22,125
 *Datron Systems, Inc.  ................           1,800              17,213
 *Datum, Inc.  .........................           1,600              21,000
 *Davco Restaurants, Inc.  .............           3,000              27,188
 *Dave and Busters, Inc.  ..............           2,200              45,375
 *Davel Communications Group, Inc.  ....           1,800              33,075
*#Davox Corp.  .........................           5,000             190,625

                                                  Shares                Value+
                                                  --------          ----------
 *Daw Technologies, Inc.  ..............           5,200            $ 18,200
 *Dawson Geophysical Co.  ..............           3,100              28,675
 *Daxor Corp.  .........................           4,400              59,400
*#Day Runner, Inc.  ....................           2,800              67,550
  Deb Shops, Inc.  .....................           6,300              28,744
 *Deckers Outdoor Corp.  ...............           4,600              40,250
  Decorator Industries, Inc.  ..........           1,000              10,375
 *Deeptech International, Inc.  ........           8,300              56,544
  Defiance, Inc.  ......................           7,600              49,400
 *Deflecta-Shield Corp.  ...............           1,900              16,388
 *Del Electronics Corp.  ...............           2,729              24,049
  Del Laboratories, Inc.  ..............           9,066             254,981
 *Delaware Ostego Corp.  ...............             210               2,126
  Delchamps, Inc.  .....................           3,600              75,150
 *Delphi Financial Group, Inc.
   Class A .............................           1,560              44,070
  Delta Natural Gas Co., Inc.  .........           1,400              26,425
  Delta Woodside Industries, Inc.  .....          13,500              81,000
 *Denamerica Corp.  ....................           6,500              27,625
 *Dense-Pac Microsystems, Inc.  ........           9,300              18,309
 *Department 56, Inc.  .................           9,300             216,225
 *Depotech Corp.  ......................           1,000              13,625
 *Designs, Inc.  .......................           9,550              64,164
 *Detection Systems, Inc.  .............             600              10,988
 *Detrex Corp.  ........................             500               3,250
 *Detroit Diesel Corp.  ................          11,100             219,225
 *Devcon International Corp.  ..........           2,000              13,125
 *Devlieg-Bullard, Inc.  ...............           6,500              15,641
  Devon Energy Corp.  ..................          11,800             427,750
 *Devon Group, Inc.  ...................           3,700              92,038
 *Dewolfe Companies, Inc.  .............             200               1,075
  Dexter Corp. CT  .....................           9,100             298,025
 *Diagnostic Health Services, Inc.  ....           3,100              21,894
  Diagnostic Products Corp.  ...........           7,500             197,813
*#Diagnostic Retrieval Systems, Inc.  ..           2,700              28,013
 *Dialogic Corp.  ......................           7,400             225,700
 *Diametrics Medical, Inc.  ............           8,200              32,800
*#Diana Corp.  .........................           2,069              71,122
 *Dianon Systems, Inc.  ................           3,300              26,400
 *Digi International, Inc.  ............           6,600              85,800
 *Digital Biometrics, Inc.  ............           5,000              14,375
 *Digital Communications Technology
   Corp. ...............................           2,520               3,150
 *Digital Link Corp.  ..................           3,600              81,450
 *Digital Microwave Corp.  .............           7,900             189,600
 *Digital Sound Corp.  .................           8,000              16,250
 *Digital Systems International, Inc.  .           3,800              57,713
  Dime Financial Corp.  ................           2,300              41,113
 *Diodes, Inc.  ........................           1,900              13,538
 *Dionex Corp.  ........................           6,500             231,563
 *Discount Auto Parts, Inc.  ...........          10,300             263,938
 *Discovery Zone, Inc.  ................          12,200               4,575
 *Dixie Yarns, Inc.  ...................           4,981              32,999
 *Dixon Ticonderoga Co.  ...............           1,700              12,113
 *Dominion Bridge Corp.  ...............           7,300              18,934
  Donegal Group, Inc.  .................           1,800              34,875
  Donnelly Corp. Class A  ..............           2,900              62,350
 *Donnkenny, Inc.  .....................           5,500              22,000
 *Dorsey Trailers, Inc.  ...............           3,000              11,625
  Downey Financial Corp.  ..............           6,700             192,625
 *Dravo Corp.  .........................           5,800              76,850
 *Dress Barn, Inc.  ....................           9,000             128,813
 *Drew Industries, Inc.  ...............           3,100              71,300
 *Drexler Technology Corp.  ............           5,300              66,913
  Dreyer's Grand Ice Cream, Inc.  ......           8,300             228,250

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Drug Emporium, Inc.  .................           6,600            $ 26,813
 *Drypers Corp.  .......................           3,600              16,650
 *Duckwall-Alco Stores, Inc.  ..........           2,000              25,250
 *Ducommun, Inc.  ......................           4,800             106,200
  Duff & Phelps Credit Rating Co.  .....           2,100              48,563
 *Durakon Industries, Inc.  ............           5,200              63,050
*#Duramed Pharmaceuticals, Inc.  .......           6,200              43,788
  Duriron Co., Inc.  ...................           8,600             234,350
  Duty Free International, Inc.  .......          10,900             171,675
 *Dwyer Group, Inc.  ...................           2,800               4,900
  Dyersburg Corp.  .....................           5,700              34,200
  Dynamics Corp. of America  ...........           7,500             213,750
 *Dynamics Research Corp.  .............           4,471              43,872
  E'town Corp.  ........................           3,400             102,000
 *E-Z-Em, Inc. Class A  ................           2,250              24,891
 *E-Z-Em, Inc. Class B  ................           6,123              65,822
 *EA Engineering Science &
   Technology, Inc. ....................           5,625              11,250
 *EA Industries, Inc.  .................           7,600               8,550
 *ECC International Corp.  .............           8,500              69,063
 *ECCS, Inc.  ..........................           1,700               5,047
 *EFI Electronics Corp.  ...............             800               1,000
 *EIS International, Inc.  .............           5,200              45,175
 *ELXSI Corp.  .........................           2,200              11,550
  EMC Insurance Group, Inc.  ...........           6,300              73,238
 *ERLY Industries, Inc.  ...............           1,810              16,403
 *ERO, Inc.  ...........................           4,100              27,163
 *ESCO Electronics Corp. Trust
   Receipts ............................           8,700              84,825
  ESELCO, Inc.  ........................             212               5,274
 *ESSEF Corp.  .........................           3,100              55,413
 *EZ Serve Corp.  ......................          17,000              19,125
  Eagle Bancshares, Inc.  ..............           1,800              26,775
 *Eagle Finance Corp.  .................           2,000              10,750
  Eagle Financial Corp.  ...............           2,200              66,275
 *Eagle Food Centers, Inc.  ............           8,100              35,438
  Eastern Bancorp, Inc.  ...............           1,650              36,919
  Eastern Co.  .........................           3,300              44,550
 *Eastern Environment Services, Inc.  ..           1,600              15,200
  Eastern Utilities Associates  ........          10,200             172,125
 *Eateries, Inc.  ......................           1,500               5,250
  Eaton Vance Corp.  ...................           3,700             159,100
 *Ecogen, Inc.  ........................           4,340              12,749
  Ecology & Environment, Inc.
   Class A .............................           1,100              10,381
 *Edelbrock Corp.  .....................           4,000              64,000
 *Edison Brothers Stores, Inc.  ........          11,000              15,125
 *Edison Control Corp.  ................           1,000               5,250
 *Edisto Resources Corp.  ..............           6,100              55,663
*#Editek, Inc.  ........................           4,100               3,588
 *Edmark Corp.  ........................           3,600              55,350
 *Edo Corp.  ...........................           3,400              24,650
 *Education Alternatives, Inc.  ........           5,000              21,250
 *Educational Development Corp.  .......           1,800              14,288
 *Educational Insights, Inc.  ..........           3,500               8,750
 *Effective Management Systems, Inc. ...           1,400               9,100
 *Egghead, Inc.  .......................           7,000              43,313
  Ekco Group, Inc.  ....................          10,200              34,425
 *El Chico Restaurants, Inc.  ..........           2,900              22,475
  Elcor Corp.  .........................           3,500              74,375
  Eldorado Bancorp CA  .................           1,470              30,319
 *Electric Fuel Corp.  .................           6,200              38,750
 *Electro Rent Corp.  ..................           6,000             141,000
 *Electro Scientific Industries, Inc.  .           4,500             110,250

                                                  Shares                Value+
                                                  --------          ----------
 *Electroglas, Inc.  ...................           8,700            $152,250
 *Electromagnetic Sciences, Inc.  ......          11,400             235,125
 *Electronic Fab Technology, Inc.  .....           5,000              17,188
 *Electronic Retailing System
   International, Inc. .................           2,300               7,044
  Electronic Tele Communications, Inc.
   Class A .............................           1,000               2,125
 *Elek-Tek, Inc.  ......................           4,000              18,250
 *Eljer Industries, Inc.  ..............           2,800              33,600
  Ellett Brothers, Inc.  ...............           3,000              15,563
 *Eltron International, Inc.  ..........           4,000             123,000
 *Embrex, Inc.  ........................           2,700              17,888
 *Emcare Holdings, Inc.  ...............           1,600              31,600
 *Emcon  ...............................           4,200              16,275
  Emerald Isle Corp.  ..................             200               3,700
*#Emerson Radio Corp.  .................          16,100              23,144
 *Emisphere Technologies, Inc.  ........           1,900              29,450
 *Emmis Broadcasting Corp. Class A  ....           4,400             150,700
 *Empi, Inc.  ..........................           4,300              79,013
  Empire District Electric Co.  ........           7,200             135,900
 *Empire of Carolina, Inc.  ............           2,600              16,900
 *Employee Solutions, Inc. Class B  ....          12,200             224,938
 *Emulex Corp.  ........................           2,250              37,688
 *Encad, Inc.  .........................           4,400             165,825
 *Encore Computer Corp.  ...............          17,800              23,919
 *Encore Wire Corp.  ...................           4,200              66,150
 *Endosonics Corp.  ....................           6,100              69,006
  Energen Corp.  .......................           6,600             179,025
 *Energy Biosystems Corp.  .............           6,000              39,000
 *Energy Research Corp.  ...............           1,500              16,500
  Energy West, Inc.  ...................             200               1,700
  Energynorth, Inc.  ...................           2,400              48,900
  Engineered Support Systems, Inc.  ....           1,200              12,525
 *Engineering Measurements Co.  ........           1,000               3,656
  Engle Homes, Inc.  ...................           2,800              23,100
  Enhance Financial Services Group,
   Inc. ................................           8,700             297,975
 *Enlighten Software Solutions, Inc.  ..           1,100               4,950
  Ennis Business Forms, Inc.  ..........           8,200              83,025
 *Ensys Environmental Products, Inc.  ..           1,000               1,875
 *Envirogen, Inc.  .....................           3,700               9,713
 *Environmental Elements Corp.  ........           4,200              10,500
 *Environmental Technologies Corp.  ....           2,200              15,263
 *Enviroq Corp.  .......................             280                 403
 *Envirotest Systems Corp. Class A  ....           7,200              16,425
 *Envoy Corp.  .........................           6,700             247,063
 *Enzo Biochem, Inc.  ..................          11,014             207,889
 *Enzon, Inc.  .........................          13,800              33,206
 *Epitope, Inc.  .......................           6,300              77,175
 *Equinox Systems, Inc.  ...............           2,000              23,375
 *Equitex, Inc.  .......................           1,600               3,800
 *Equitrac Corp.  ......................           1,500              15,750
 *Equity Corp. International  ..........           7,200             151,200
 *Equity Marketing, Inc.  ..............           2,800              63,875
 *Equity Oil Co.  ......................          14,200              46,594
  Eskimo Pie Corp.  ....................           1,600              16,800
  Espey Manufacturing & Electronics
   Corp. ...............................             400               6,750
 *Essex Corp.  .........................           1,000               2,000
  Essex County Gas Co.  ................             800              20,300
 *Esterline Technologies Corp.  ........           3,300              83,738
  Ethan Allen Interiors, Inc.  .........           6,400             212,800
 *Evans & Sutherland Computer  Corp.  ..           4,300             109,113
 *Evans Systems, Inc.  .................           1,400               7,000

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Evans, Inc.  .........................           1,000            $  1,938
  Evergreen Bancorp, Inc. DE  ..........           3,800              61,038
 *Evergreen Resources, Inc.  ...........           2,800              18,375
 *Exabyte Corp.  .......................           8,700             126,694
 *Exar Corp.  ..........................           8,100             128,081
 *Excalibur Technologies Corp.  ........           5,800              91,350
  Excel Industries, Inc.  ..............           4,200              63,000
 *Excel Technology, Inc.  ..............           4,600              38,238
  Executive Risk, Inc.  ................           3,700             148,000
 *Executive Telecard, Ltd.  ............           8,002              57,014
 *Executone Information Systems,  Inc.            25,900              67,178
  Exide Corp.  .........................          11,500             293,250
 *Exide Electronics Group, Inc.  .......           5,452              59,291
  Expeditors International of
   Washington ..........................           4,800             212,400
 *Expert Software, Inc.  ...............           2,500              11,250
 *Express America Holdings Corp.  ......           2,400              15,600
 *Express Scripts, Inc. Class A  .......           3,300             117,150
 *Ezcorp, Inc. Class A Non-Voting  .....           4,900              37,669
  F & M Bancorp (MD)  ..................           1,800              41,850
  F & M Bancorporation, Inc.  ..........           2,100              64,838
  F & M National Corp.  ................           7,600             150,100
  FCB Financial Corp.  .................           1,100              20,900
  FCNB Corp.  ..........................             153               3,137
  FDP Corp.  ...........................           2,500              35,313
  FFLC Bancorp  ........................             500               9,938
  FFY Financial Corp.  .................           2,200              56,513
 *FLIR Systems, Inc.  ..................           2,200              29,838
 *FM Properties, Inc.  .................           5,700              16,744
 *FNB Rochester Corp.  .................           1,400              17,238
 *FPA Corp.  ...........................           2,000               2,125
 *FPA Medical Management, Inc.  ........           7,948             152,006
 *FRP Properties, Inc.  ................           2,500              52,500
 *FSI International, Inc.  .............          10,000             145,625
 *FTP Software, Inc.  ..................          13,300             104,738
  Fab Industries, Inc.  ................           3,500              93,625
 *Fabri-Centers of America, Inc.
   Class A .............................           6,400              99,200
 *Fabri-Centers of America, Inc.
   Class B .............................           6,700              97,988
 *Failure Group, Inc.  .................           4,300              25,263
  Fair, Isaac & Co., Inc.  .............           6,900             241,500
 *Fairchild Corp. Class A  .............           8,000             133,000
*#Fairfield Communities, Inc.  .........           3,900              95,550
 *Falcon Building Products, Inc.
   Class A .............................           5,500              68,063
  Falcon Products, Inc.  ...............           6,050              87,725
  Family Bancorp  ......................           1,650              57,956
 *Family Golf Centers, Inc.  ...........           5,800             179,800
 *Fansteel, Inc.  ......................           4,000              26,500
 *Farah, Inc.  .........................           8,000              53,000
  Farmer Brothers Co.  .................             200              30,300
 *Farr Co.  ............................           2,300              40,250
  Farrel Corp.  ........................           2,400               6,900
 *Fastcomm Communications Corp.  .......           5,700              47,025
 *Faulding Corp.  ......................           5,000              29,688
 *Featherlite Manufacturing, Inc.  .....           2,400              13,950
  Fed One Bancorp  .....................             600               9,413
  Fedders Corp.  .......................           8,800              50,600
  Fedders Corp. Class A  ...............           8,000              38,000
  Federal Screw Works  .................           1,800              50,850
 *Female Health Co.  ...................           3,400              14,450
 *Ferrofluidics Corp.  .................           3,031              27,658
 *Fiberstars, Inc.  ....................             700               3,369

                                                  Shares                Value+
                                                  --------          ----------
 *Fibreboard Corp.  ....................           3,300            $114,263
  Fidelity Bancorp, Inc. Delaware  .....           1,300              22,181
  Fidelity Federal Bancorp  ............           1,100              11,275
  Fidelity Financial Bankshares Corp.  .             210               5,329
  Fidelity National Financial, Inc.  ...           7,645             126,143
 *Fieldcrest Cannon, Inc.  .............           4,500              64,688
 *Fifty-Off Stores, Inc.  ..............           5,600                 963
 *Figgie International, Inc. Class A  ..           5,500              68,750
 *Figgie International, Inc. Class B  ..           2,500              28,594
 *Filenes Basement Corp.  ..............           8,200              40,231
 *Filenet Corp.  .......................           6,700             239,525
 *Financial Federal Corp.  .............           5,450              82,431
  Financial Trust Corp.  ...............           3,520              99,440
 *Finish Line, Inc. Class A  ...........          10,600             235,850
 *Finishmaster, Inc.  ..................           3,000              25,125
  First Albany Companies, Inc.  ........           1,978              18,297
 *First Alert, Inc.  ...................          12,000              47,250
  First American Financial Corp.  ......           4,500             164,813
 *First American Health Concepts,  Inc.            1,100               4,125
  First Bancorp  .......................             400               7,050
 *First Cash, Inc.  ....................           1,500               7,969
  First Central Financial Corp.  .......           9,300              35,456
  First Charter Corp.  .................           1,900              41,800
  First Citizens Bancshares, Inc. NC  ..           1,700             135,150
 *First Citizens Financial Corp.  ......           1,270              23,654
  First Colorado Bancorp  ..............           5,455              96,144
  First Commercial Corp.  ..............           1,927              69,854
  First Commonwealth Financial  Corp.  .          11,200             205,800
  First Defiance Financial Corp.  ......           2,159              26,448
  First Essex Bancorp  .................           3,000              41,625
  First Federal Capital Corp.  .........           2,600              61,100
  First Federal Savings & Loan
   Association of East Hartford, CT ....           1,500              34,500
  First Financial Bancorp  .............           6,020             185,868
  First Financial Bankshares, Inc.  ....             250               9,063
  First Financial Corp. of Western
   Maryland ............................             900              28,688
  First Financial Holdings, Inc.  ......           3,000              70,875
  First Franklin Corp.  ................             200               3,375
  First Georgia Holdings, Inc.  ........             300               2,588
  First Home Bancorp, Inc. NJ  .........             200               3,700
  First Indiana Corp.  .................           6,439             164,195
  First Liberty Financial Corp.  .......           1,800              37,575
 *First Merchants Acceptance Corp.  ....           2,600              54,113
  First Merchants Corp.  ...............           2,000              52,000
  First Michigan Bank Corp.  ...........           8,594             242,781
  First Midwest Bancorp, Inc.  .........           7,500             269,531
  First Mississippi Corp.  .............          13,600             392,700
  First Mutual Savings Bank  ...........             264               4,884
  First Northern Capital Corp.  ........           1,800              30,600
  First Oak Brook Bancshares, Inc.
   Class A .............................             700              15,050
  First Palm Beach Bancorp, Inc.  ......           2,700              68,006
 *First Republic Bancorp, Inc.  ........           2,900              51,838
  First Savings Bancorp, Inc. North
   Carolina ............................           1,500              27,750
  First Source Corp.  ..................           6,293             150,245
  First Southeast Financial Corp.  .....           1,600              16,300
  First State Financial Services, Inc.             1,000              15,563
*#First Team Sports, Inc.  .............           2,850              25,472
  First Union Corp.  ...................           4,630             353,590
  First United Bancorp  ................           2,699              30,702
  First Western Bancorp, Inc.  .........           2,750              73,906

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *FirstFed Financial Corp. DE  .........           5,300            $126,538
  FirstFederal Financial Services
   Corp. ...............................           1,342              50,996
  Firstbank of Illinois Co.  ...........           4,100             139,913
  Firstfed Bancshares, Inc.  ...........           1,500              25,313
 *Fischer Imaging Corp.  ...............           2,700              18,056
  Flag Financial Corp.  ................             200               2,275
 *Flagstar Companies, Inc.  ............          21,900              25,322
  Flamemaster Corp.  ...................             200                 913
  Fleming Companies, Inc.  .............          15,100             247,263
  Flexsteel Industries, Inc.  ..........           6,200              79,825
  Florida First Bancorp, Inc.  .........             200               2,313
  Florida Public Utilities Co.  ........             500               9,969
  Florida Rock Industries, Inc.  .......           4,300             132,225
 *Florsheim Shoe Co.  ..................           3,300              15,675
 *Flow International Corp.  ............          14,400             121,500
  Fluke Corp.  .........................           4,000             172,500
 *Fluor Daniel/GTI, Inc.  ..............           1,265              10,911
 *Foamex International, Inc.  ..........          13,900             232,825
 *Foilmark, Inc.  ......................           1,600               4,000
 *Foodarama Supermarkets, Inc.  ........           1,500              21,000
 *Foodbrands America, Inc.  ............           3,300              43,725
 *Foodmaker, Inc.  .....................          28,000             255,500
 *Foothill Independent Bancorp  ........           1,770              19,028
  Foremost Corp. of America  ...........           4,800             268,200
  Forest City Enterprises, Inc.
   Class A .............................           2,300             122,906
  Forest City Enterprises, Inc.
   Class B .............................           1,400              74,375
 *Forest Oil Corp.  ....................           3,540              55,313
  Fort Wayne National Corp.  ...........           6,300             238,613
 *Fortune Petroleum Corp.  .............           4,800              14,400
 *Fossil, Inc.  ........................           6,600              86,625
 *Foster (L.B.) Co. Class A  ...........          20,900              85,559
 *Fountain Oil, Inc.  ..................           6,900              48,516
 *Fountain Powerboat Industries, Inc.  .           1,200              17,625
 *Fourth Shift Corp.  ..................           4,800              26,700
 *Foxmeyer Health Corp.  ...............           6,300              14,175
  Franklin Bank National Associaton
  Southfield, MI .......................           1,260              15,356
  Franklin Electric Co., Inc.  .........           3,300             134,063
 *Franklin Electronic Publishers, Inc.             4,700              58,750
 *Franklin Quest Co.  ..................           8,200             174,250
  Frederick's of Hollywood, Inc.
   Class A .............................           3,966              21,813
  Frederick's of Hollywood, Inc.
   Class B .............................           3,633              16,349
  Freds, Inc. Class A  .................           5,100              46,219
 *Fresh America Corp.  .................           1,400              23,363
 *Fresh Choice, Inc.  ..................           3,300              16,500
  Friedman Industries, Inc.  ...........          10,397              62,382
 *Friedmans, Inc. Class A  .............           6,300              86,231
  Frisch's Restaurants, Inc.  ..........          13,984             188,782
 *Fritz Companies, Inc.  ...............          10,000             150,625
  Frontier Adjusters of America, Inc.  .           1,000               3,250
  Frontier Insurance Group, Inc.  ......           5,700             218,025
  Frozen Food Express Industries,  Inc.            6,607              63,592
  Fuller (H.B.) Co.  ...................           7,000             332,500
  Fulton Financial Corp.  ..............           9,966             204,303
 *Funco, Inc.  .........................           2,300              18,975
 *Fuqua Enterprises, Inc.  .............           3,600              86,850
 *Furniture Brands International, Inc.             3,500              43,313
  Furon Co.  ...........................           3,500              71,313
 *Fusion Systems Corp.  ................           4,300              80,625

                                                  Shares                Value+
                                                  --------          ----------
 *Future Healthcare, Inc.  .............           3,400            $    136
  G & K Services, Inc. Class A  ........          10,000             365,000
 *G-III Apparel Group, Ltd.  ...........           3,685              10,479
  GBC Bancorp  .........................           2,700              76,613
 *GC Companies, Inc.  ..................           3,100             108,500
 *GMIS, Inc.  ..........................           3,200              76,600
 *GNI Group, Inc.  .....................           2,400              15,600
 *GRC International, Inc.  .............           9,100             135,363
 *GTI Corp.  ...........................           5,600              30,100
 *GTS Duratek, Inc.  ...................           6,200              78,663
 *GZA Geoenvironmental
   Technologies, Inc. ..................           1,700               5,313
  Gainsco, Inc.  .......................           8,600              80,625
 *Galey & Lord, Inc.  ..................           6,000              78,000
 *Galileo Electro-Optics Corp.  ........           3,900              94,088
  Gallagher (Arthur J.) & Co.  .........           7,800             239,850
 *Galoob (Lewis) Toys, Inc. DE  ........           5,900             171,838
 *Game Financial Corp.  ................           2,000              17,250
  Gamma Biologicals, Inc.  .............           5,500              17,188
 *Gander Mountain, Inc.  ...............              90                  16
 *Gantos, Inc.  ........................           4,150              15,433
  Garan, Inc.  .........................           3,042              54,376
 *Gardner Denver Machinery, Inc.  ......           1,900              69,825
 *Gasonics International, Inc.  ........           6,650              72,319
 *Gaylord Container Corp. Class A  .....          25,000             159,375
*#Geerling & Wade, Inc.  ...............           1,400               6,913
 *Gehl Co.  ............................           2,500              20,938
 *Gelman Sciences, Inc.  ...............           7,275             230,981
  Gencorp, Inc.  .......................          19,300             357,050
 *Genelabs Technologies, Inc.  .........          19,500              75,563
 *Genemedicine, Inc.  ..................           6,500              22,750
  General Binding Corp.  ...............           7,200             201,600
 *General Communications, Inc.  Class A            5,400              38,813
 *General Datacomm Industries, Inc.  ...          11,700             130,163
*#General Host Corp.  ..................           9,200              32,200
  General Housewares Corp.  ............           1,600              16,000
  General Magnaplate Corp.  ............             200               1,338
  General Physics Corp.  ...............           4,100              16,913
 *Genesco, Inc.  .......................           9,800              99,225
  Genesee Corp. Class B  ...............             200               8,500
*#Geneva Steel Co. Class A  ............           5,300              18,550
 *Genicom Corp.  .......................           6,000              23,813
 *Genlyte Group, Inc.  .................           8,900              80,100
 *Genome Therapeutics Corp.  ...........           6,900              62,963
  Genovese Drug Stores, Inc.
   Class A .............................           2,200              38,500
 *Genrad, Inc.  ........................           8,800             194,700
 *Gensia, Inc.  ........................          17,500              80,391
 *Genta, Inc.  .........................           5,600               3,413
 *Gentex Corp.  ........................           9,500             185,844
 *Genus, Inc.  .........................           9,100              62,563
 *Genzyme Transgenics Corp.  ...........           9,120              52,440
  Geon Co.  ............................           4,700              88,713
  George Mason Bankshares, Inc.  .......           2,500              56,875
 *Georgia-Bonded Fibres, Inc.  .........             200                 788
 *Geotek Communications, Inc.  .........          27,200             192,100
 *Geoworks  ............................           7,700             170,844
  Gerber Scientific, Inc.  .............          14,200             220,100
  Getty Petroleum Corp.  ...............           5,100              81,600
 *Giant Cement Holding, Inc.  ..........           4,000              61,000
 *Giant Group, Ltd.  ...................           5,300              44,388
  Giant Industries, Inc.  ..............           7,900             120,475
 *Gibraltar Packaging Group, Inc.  .....           1,500               5,438
 *Gibraltar Steel Corp.  ...............           5,800             135,575

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Gibson Greetings, Inc.  ..............           9,400            $178,600
  Giddings & Lewis, Inc.  ..............          17,100             198,788
 *Giga-Tronics, Inc.  ..................           1,600              13,400
  Gilbert Associates, Inc. Class A  ....           3,500              47,250
 *Gilead Sciences, Inc.  ...............           3,300              84,769
 *Gish Biomedical, Inc.  ...............           1,900              12,588
  Glacier Bancorp, Inc.  ...............           1,342              32,208
 *Glacier Water Services, Inc.  ........           2,300              47,150
  Gleason Corp.  .......................           2,800              82,600
 *Global Industrial Technologies, Inc.            11,700             239,850
 *Global Village Communication, Inc.  ..           9,200              61,525
 *Globalink, Inc.  .....................           2,600               7,800
 *Go Video, Inc.  ......................           3,100               4,069
 *Golden Books Family
   Entertainment, Inc. .................           8,600              98,363
  Golden Enterprises, Inc.  ............           6,100              46,131
  Golden Poultry Co., Inc.  ............           5,800              59,450
 *Good Guys, Inc.  .....................           5,400              43,538
  GoodMark Foods, Inc.  ................           7,800             132,600
 *Goodys Family Clothing, Inc.  ........           9,700             157,625
  Gorman-Rupp Co.  .....................           5,175              71,803
 *Gottschalks, Inc.  ...................           4,900              33,075
  Goulds Pumps, Inc.  ..................           8,500             209,844
 *Government Technology Services,  Inc.            4,000              24,750
  Graco, Inc.  .........................           9,600             247,200
 *Gradco Systems, Inc.  ................           4,700              16,744
 *Graff Pay-per-View, Inc.  ............           6,500               9,750
  Graham-Field Health Products, Inc.  ..           6,300              51,188
 *Grancare, Inc.  ......................          13,605             241,489
  Grand Premier Financial, Inc.  .......           2,901              30,823
  Granite Construction, Inc.  ..........           7,200             146,700
  Granite State Bankshares, Inc.  ......             800              17,700
 *Grant Geophysical, Inc.  .............           3,100                 678
  Graphic Industries, Inc.  ............           4,600              41,688
  Great Southern Bancorp, Inc.  ........             400               6,900
 *Greater New York Savings
   Bank NY .............................           6,500              86,125
  Green (A.P.) Industries, Inc.  .......          11,100             109,613
  Green Mountain Power Corp.  ..........           3,000              74,625
 *Greenbriar Corp.  ....................             160               2,240
  Greenbrier Companies, Inc.  ..........           8,000              77,000
  Greenfield Industries, Inc. DE  ......           7,400             214,600
  Greenwich Air Services, Inc.
   Class A .............................           3,300              80,850
 *Greenwich Air Services, Inc.
   Class B .............................           2,200              51,425
  Grey Advertising, Inc.  ..............             200              46,800
 *Greyhound Lines, Inc.  ...............          26,900             104,238
 *Griffon Corp.  .......................          51,500             553,625
 *Grist Mill & Co.  ....................           5,900              35,031
 *Grossmans, Inc.  .....................           9,900              10,828
 *Ground Round Restaurants, Inc.  ......           5,500              13,836
 *Group 1 Software, Inc.  ..............           3,000              28,500
 *Group Technologies Corp.  ............           8,700              16,313
  Grovebank for Savings  ...............             700              34,388
 *Grow Biz International, Inc.  ........           2,900              26,100
 *Gryphon Holdings, Inc.  ..............             100               1,431
  Guaranty National Corp.  .............           2,407              40,016
 *Guest Supply, Inc.  ..................           6,000              98,250
  Guilford Mills, Inc.  ................           6,700             171,688
 *Gulfmark International, Inc.  ........           1,700              93,500
 *Gulfsouth Medical Supply, Inc.  ......           7,700             224,263
 *Gull Laboratories, Inc.  .............           3,000              18,750
 *Gundle/SLT Environmental, Inc.  ......           8,500              54,188

                                                  Shares                Value+
                                                  --------          ----------
 *HD Vest, Inc.  .......................           2,200            $  9,350
 *HEI, Inc.  ...........................           1,500              13,031
  HF Financial Corp.  ..................           1,200              19,950
 *HMG Worldwide Corp.  .................           2,500               3,516
  HMI Industries, Inc.  ................           5,400              29,025
 *HMN Financial, Inc.  .................           2,200              39,738
 *HPR, Inc.  ...........................           2,000              29,875
 *HPSC, Inc.  ..........................           2,600              16,413
 *HS Resources, Inc.  ..................          10,355             176,035
  HUBCO, Inc.  .........................           6,598             161,651
 *Ha-Lo Industries, Inc.  ..............           4,800             186,000
  Hach Co.  ............................           6,225             105,825
 *Hadco Corp.  .........................           4,100             190,394
 *Haemonetics Corp.  ...................          11,500             199,813
  Haggar Corp.  ........................           4,100              73,031
 *Hahn Automotive Warehouse, Inc.  .....           2,080              17,680
  Halliburton Co.  .....................           4,706             283,537
 *Hallwood Group, Inc.  ................             950              13,538
 *Halsey Drug Co., Inc.  ...............           5,604              27,670
 *Hammons (John Q.) Hotels, Inc.
   Class A .............................           3,200              25,800
 *Hampshire Group, Ltd.  ...............           1,400              18,200
 *Hampton Industries, Inc.  ............           1,800               9,450
  Hancock Fabrics, Inc.  ...............          12,900             119,325
  Hancock Holding Co.  .................           3,200             138,400
 *Handex Environmental Recovery,  Inc.             3,100              36,813
  Handleman Co.  .......................          18,200             150,150
 #Handy & Harman  ......................           9,100             152,425
 *Hanger Orthopedic Group, Inc.  .......           3,300              19,800
 *Harcor Energy, Inc.  .................           5,500              27,156
 *Harding Lawson Associates Group,
   Inc. ................................           5,000              33,125
*#Harken Energy Corp.  .................          51,900             152,456
  Harleysville Group, Inc.  ............           9,000             276,750
  Harleysville National Corp PA  .......             210               5,329
 *Harlyn Products, Inc.  ...............           2,900               1,813
  Harmon Industries, Inc.  .............           5,100              88,613
 *Harolds Stores, Inc.  ................           2,095              31,949
  Harper Group, Inc.  ..................           7,000             161,000
 *Harris & Harris Group, Inc.  .........           4,800              19,200
  Harris Savings Bank PA  ..............           1,000              18,250
 *Harry's Farmers Market, Inc.
   Class A .............................           1,600               5,700
 *Hartmarx Corp.  ......................          14,200              74,550
 *Harvard Industries, Inc.  ............           2,600              13,488
 *Harvey Entertainment Co.  ............           2,000              14,125
  Harvey's Casino Resorts  .............           5,200              86,450
  Haskel International, Inc.  ..........           1,900              14,844
  Hastings Manufacturing Co.  ..........             350               8,925
 *Hathaway Corp.  ......................           2,700              10,631
 *Hauser Chemical Research, Inc.  ......           5,800              34,075
  Haven Bancorp, Inc.  .................           1,800              50,288
  Haverfield Corp.  ....................             220               4,180
  Haverty Furniture Co., Inc.  .........           5,300              69,563
  Haverty Furniture Co., Inc. Class A  .             200               2,600
  Hawkins Chemical, Inc.  ..............           5,497              40,540
 *Hawthorne Financial Corp.  ...........             700               5,556
 *Hays Wheels International, Inc.  .....             880              30,140
  Health Images, Inc.  .................           5,700              89,063
 *Health Management Systems, Inc.  .....           9,400             140,413
 *Health Management, Inc.  .............           4,500               6,047
 *Health O Meter Products, Inc.  .......           3,600              21,825
 *Health Power, Inc.  ..................           1,900               6,294
 *Health Professionals, Inc.  ..........           1,250               3,438

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Health Risk Management, Inc.  ........           1,600            $ 23,700
 *Health-Chem Corp.  ...................           4,789               5,088
 *Healthcare Imaging Services, Inc.  ...           1,200               1,838
 *Healthcare Services Group, Inc.  .....           6,200              60,450
 *Healthdyne Information Enterprises,
   Inc. ................................          10,100              46,081
 *Healthdyne Technologies, Inc.  .......           9,572              87,345
 *Healthy Planet Products, Inc.  .......             700               3,106
 *Heartland Express, Inc.  .............          15,876             378,047
 *Heartland Wireless
   Communications, Inc. ................           1,516              18,192
  Hechinger Co. Class A  ...............          13,900              37,356
  Hechinger Co. Class B  ...............           5,800              25,013
 *Hecla Mining Co.  ....................          26,200             153,925
 *Hector Communications Corp.  .........           1,200               9,000
 *Heftel Broadcasting Corp. Class A  ...           1,100              36,300
  Heico Corp.  .........................           3,460              69,200
 *Hein-Werner Corp.  ...................           2,059              12,997
 *Heist (C.H.) Corp.  ..................           2,100              17,325
  Helix Technology Corp.  ..............          14,800             468,975
  Henry Jack & Associates, Inc.  .......           6,200             234,050
  Herbalife International, Inc.  .......          14,100             363,956
  Heritage Financial Services, Inc.  ...           3,100              65,875
 *Heritage Media Corp. Class A  ........          14,200             197,025
 *Hexcel Corp.  ........................           5,000              90,625
 *Hi-Lo Automotive, Inc.  ..............           4,300              11,288
 *Hi-Shear Industries, Inc.  ...........             500               1,367
 *Hi-Shear Technology Corp.  ...........           1,300               7,800
 *Hi-Tech Pharmacal, Inc.  .............           3,500              15,969
 *High Plains Corp.  ...................           9,580              51,193
  Hilb Rogal Hamilton Co.  .............           6,500              86,125
 *Hilite Industries, Inc.  .............           2,000              10,500
 *Hinsdale Financial Corp.  ............           1,250              34,375
 *Hirsch International Corp. Class A  ..           2,093              39,505
 *Hitox Corp.  .........................           2,500               6,406
  Hoenig Group, Inc.  ..................           3,600              15,750
 *Holiday RV Superstores, Inc.  ........           3,000               4,922
  Holly Corp.  .........................           4,100             109,675
 *Hollywood Casino Corp. Class A  ......          15,000              63,750
 *Hollywood Entertainment Corp.  .......           8,100             162,000
 *Hologic, Inc.  .......................           5,100             125,588
 *Holopak Technologies, Inc.  ..........           3,500              11,375
 *Holophane Corp.  .....................           7,050             133,950
  Home Beneficial Corp. Class B  .......           5,200             131,950
  Home Federal Bancorp  ................             900              31,275
  Home Port Bancorp, Inc.  .............             900              15,356
 *Home State Holdings, Inc.  ...........           2,200              16,913
 *Homecorp, Inc.  ......................             200               3,775
 *Homeowners Group, Inc.  ..............           1,700               2,922
 *Hondo Oil and Gas Co.  ...............           7,600              92,150
  Hooper Holmes, Inc.  .................           2,600              40,950
  Horizon Bancorp, Inc.  ...............             200               7,950
  Horizon Financial Corp.  .............           3,438              46,843
 *Horizon/CMS Healthcare Corp.  ........           3,000              32,250
 *Hospital Staffing Services, Inc.  ....           2,390               5,378
 *Hosposable Products, Inc.  ...........             200               1,013
 *Hovnanian Enterprises, Inc.
   Class A .............................           6,000              35,250
 *Hovnanian Enterprises, Inc.
   Class B .............................           1,150               6,756
  Howell Corp.  ........................           1,900              27,075
  Howell Industries, Inc.  .............             200               8,150
 *Howtek, Inc.  ........................           3,600               7,313
  Hudson Foods, Inc. Class A  ..........           8,900             162,425
  Hudson General Corp.  ................             400              14,500

                                                  Shares                Value+
                                                  --------          ----------
 *Hudson Technologies, Inc.  ...........           1,700            $ 10,200
  Huffy Corp.  .........................           6,700              92,125
  Hughes Supply, Inc.  .................           5,100             219,300
 *Hugoton Energy Corp.  ................          10,800             117,450
 *Human Genome Sciences, Inc.  .........           2,100              77,175
  Hunt (J.B.) Transportation Services,
   Inc. ................................          10,000             141,250
  Hunt Manufacturing Co.  ..............           5,200              91,650
  Huntco, Inc. Class A  ................           1,500              23,438
 *Hurco Companies, Inc.  ...............           3,300              17,738
 *Hutchinson Technology, Inc.  .........           2,100             111,825
 *Hycor Biomedical, Inc.  ..............           5,600              19,950
 *Hyde Athletic Industries, Inc.
   Class A .............................           1,000               5,125
 *Hyde Athletic Industries, Inc.
   Class B .............................           1,500               7,359
  Hydron Technologies, Inc.  ...........           9,800              18,988
 *Hyperion Software Corp.  .............           7,500             162,188
*#I-Stat Corp.  ........................           4,400             107,800
 *ICF Kaiser International, Inc.  ......          13,500              25,313
  ICN Pharmaceuticals, Inc.  ...........          11,092             214,908
  ICO, Inc.  ...........................          10,620              69,694
 *ICOS Corp.  ..........................          19,200             148,800
 *ICU Medical, Inc.  ...................           4,600              37,088
 *IDEC Pharmaceuticals Corp.  ..........           6,900             166,894
 *IDM Environmental Corp.  .............           1,200               2,644
 *IEC Electronics Corp.  ...............           3,000              23,250
 *IFR Systems, Inc.  ...................           3,700              56,194
 *IGEN, Inc.  ..........................           8,200              49,200
 *IGI, Inc.  ...........................           8,700              50,025
 *IHOP Corp.  ..........................           4,100              99,425
 *II-VI, Inc.  .........................           1,300              34,288
 *ILC Technology, Inc.  ................           2,900              34,981
  IMCO Recycling, Inc.  ................           4,700              76,963
 *IMP, Inc.  ...........................          10,800              34,594
 *IPC Information Systems, Inc.  .......           4,800              78,000
 *IPL Systems, Inc. Class A  ...........           1,800               3,544
 *IQ Software Corp.  ...................           1,800              42,750
 *ITI Technologies, Inc.  ..............           3,500              42,875
 *ITT Educational Services, Inc.  ......             750              14,531
 *IVI Publishing, Inc.  ................           5,000              17,656
  IWC Resources Corp.  .................           4,800             108,000
 *Ibah, Inc.  ..........................           9,400              61,100
 *Identix, Inc.  .......................          13,400             106,363
 *Ikos Systems, Inc.  ..................           3,100              60,063
 *Illinois Superconductor Corp.  .......           1,800              30,150
 *Image Entertainment, Inc.  ...........           6,900              28,894
 *Imatron, Inc.  .......................          42,200             148,359
 *Imclone Systems, Inc.  ...............          11,000             112,750
 *Immucor, Inc.  .......................           3,900              40,219
 *Immulogic Pharmaceutical Corp.  ......           8,000              68,000
 *Immune Response Corp. DE  ............           9,500              75,406
 *Immunex Corp.  .......................          21,800             292,938
 *Immunogen, Inc.  .....................           7,800              21,694
 *Immunomedics, Inc.  ..................          19,700             135,438
 *Imo Industries, Inc.  ................           6,800              22,950
 *Impact Systems, Inc.  ................           6,200               8,913
 *Imperial Bancorp  ....................          12,469             279,773
 *Imperial Credit Industries, Inc.  ....          11,150             239,725
 *Imperial Holly Corp.  ................           5,100              79,050
 *In Focus Systems, Inc.  ..............           4,200              88,200
 *In Home Health, Inc.  ................           6,400              12,400
 *Inacom Corp.  ........................           4,900             152,206
 *Inbrand Corp.  .......................           6,000             144,000
 *Incontrol, Inc.  .....................           9,300              81,956

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Incstar Corp.  .......................           8,200            $ 34,850
 *Incyte Pharmaceuticals, Inc.  ........           4,000             152,250
 *Indenet, Inc.  .......................           9,300              19,181
  Independence Holding Co.  ............           2,500              21,094
  Independent Bank Corp. MA  ...........           7,100              67,006
  Independent Bank East  ...............           1,102              37,606
  Indiana Energy, Inc.  ................          11,300             272,613
  Indiana Federal Corp.  ...............           1,500              33,000
  Industrial Acoustics Co., Inc.  ......             200               2,025
 *Industrial Holdings, Inc.  ...........           1,200              11,400
 *Industrial Scientific Corp.  .........             700              11,113
 *Industrial Training Corp.  ...........           1,000               4,500
 *Information Resource Engineering,
   Inc. ................................           2,200              23,375
 *Information Resources, Inc.  .........          11,100             126,956
 #Ingles Market, Inc. Class A  .........           1,800              26,100
 *Inhale Therapeutic Systems  ..........           5,700              84,788
 *Innerdyne, Inc.  .....................          11,800              36,138
 *Innodata Corp.  ......................           1,800               2,588
 *Innoserv Technologies, Inc.  .........             200                 588
 *Innovative Gaming Corp of America  ...           2,800              22,400
  Innovex, Inc.  .......................           8,100             329,063
 *Inphynet Medical Management, Inc.  ...           7,300             130,944
 *Insignia Financial Group, Inc.
   Class A .............................           1,000              22,750
 *Insilco Corp.  .......................           4,800             187,200
 *Insite Vision, Inc.  .................           7,000              30,406
  Insituform East, Inc.  ...............           1,700               4,888
 *Insituform Technologies, Inc.
   Class A .............................          13,810             108,754
  Insteel Industries, Inc.  ............           3,300              26,400
  Instron Corp.  .......................          11,200             145,600
 *Insurance Auto Auctions, Inc.  .......           5,600              52,500
  Integon Corp.  .......................           6,200             119,350
 *Integramed America, Inc.  ............           3,600               6,188
 *Integrated Circuit Systems, Inc.  ....           5,600              59,500
  Integrated Health Services, Inc.  ....           8,900             195,800
*#Integrated Process Equipment  Corp.  .           7,000             119,438
*#Integrated Silicon Solution, Inc.  ...          10,000             100,469
 *Integrated Systems, Inc.  ............             200               4,225
 *Integrated Waste Services, Inc.  .....           2,400               2,700
 *Intellicall, Inc.  ...................           3,200              15,600
 *Intellidate Technologies Corp.  ......          13,700              99,325
  Intelligent Electronics, Inc.  .......          19,128             143,460
  Inter-Regional Financial Group, Inc.             6,000             210,750
 *Inter-Tel, Inc.  .....................           5,100              91,163
  Intercargo Corp.  ....................           3,800              31,350
 *Intercel, Inc.  ......................          14,700             222,338
  Interchange Financial Services  Corp.
  Saddle Brook .........................             920              21,735
 *Interdigital Communications Corp.  ...          22,000             159,500
 *Interface Systems, Inc.  .............           3,400              19,125
  Interface, Inc. Class A  .............          10,100             200,738
 *Interferon Sciences, Inc.  ...........          15,900              24,347
 *Interim Services, Inc.  ..............           3,336             130,938
 *Interlake Corp.  .....................          17,000              63,750
 *Interleaf, Inc.  .....................          10,000              22,188
 *Interlink Electronics  ...............           1,700               8,394
 *Interlinq Software Corp.  ............           3,200              15,300
 *Intermagnetics General Corp.  ........           9,906             132,493
 *Intermedia Communications of
   Florida, Inc. .......................           7,600             223,250
  Intermet Corp.  ......................          14,800             201,650
*#International Alliance Services, Inc.            4,400              40,425

                                                  Shares                Value+
                                                  --------          ----------
  International Aluminum Corp.  ........             900            $ 23,175
 *International Dairy Queen, Inc.
   Class A .............................           8,500             163,625
 *International Family Entertainment,
   Inc. Class B ........................             300               4,613
 *International Imaging Materials, Inc.            4,800             117,000
 *International Lottery & Totalizer
   Systems, Inc. .......................           6,900               7,331
 *International Lottery, Inc.  .........           1,600              11,800
  International Multifoods Corp.  ......           9,000             141,750
 *International Remote Imaging
   Systems, Inc. .......................           2,800              11,550
  International Shipholding Corp.  .....           3,375              59,484
 *International Technology Corp.  ......           5,025              50,878
 *International Thoroughbred
   Breeders, Inc. ......................           4,800              16,500
 *Interneuron Pharmaceuticals, Inc.  ...           2,366              46,729
 *Interphase Corp.  ....................           2,200              24,613
  Interpool, Inc.  .....................           6,900             165,600
 *Interpore International  .............           3,400              16,150
 *Interscience Computer Corp.  .........           1,000               3,375
 *Intersolv, Inc.  .....................           7,900              73,569
  Interstate Johnson Lane, Inc.  .......           2,300              30,188
  Interstate Power Co.  ................           2,400              71,700
*#Intertan, Inc.  ......................           5,200              29,900
 *Intervisual Books, Inc. Class A  .....           1,000               1,594
 *Intervoice, Inc.  ....................           9,300             117,994
  Interwest Bancorp, Inc.  .............           2,600              85,475
 *Investment Technology Group, Inc.  ...           9,200             169,050
  Investors Financial Services Corp.  ..             503              13,770
  Investors Financial Services Corp.
   Class A .............................              96               2,628
  Investors Title Co.  .................             800              12,500
 *Invivo Corp.  ........................           1,000              13,688
 *Ion Laser Technology, Inc.  ..........           2,900              35,525
  Iroquois Bancorp  ....................             400               6,650
  Irwin Financial Corp.  ...............           1,000              48,750
  Isco, Inc.  ..........................          43,935             433,858
 *Isis Pharmaceuticals, Inc.  ..........          14,100             229,125
 *Isolyser Co., Inc.  ..................          11,610              94,331
 *Isomedix, Inc.  ......................           4,900              67,375
 *Itron, Inc.  .........................           5,100             101,363
 *Iwerks Entertainment, Inc.  ..........           6,424              41,355
 *J & J Snack Foods Corp.  .............           3,500              38,281
  J & L Specialty Steel, Inc.  .........           4,800              58,500
  JLG Industries, Inc.  ................          31,200             561,415
 *JMAR Industries, Inc.  ...............           8,900              22,111
 *JP Foodservice, Inc.  ................           3,100              74,594
 *JPE, Inc.  ...........................           1,800              13,725
  JSB Financial, Inc.  .................           5,400             196,425
*#JTS Corp.  ...........................          33,800             137,313
 *Jabil Circuit, Inc.  .................           9,500             242,844
  Jackpot Enterprises, Inc.  ...........           4,654              46,540
 *Jaclyn, Inc.  ........................           1,700               9,031
 *Jaco Electronics, Inc.  ..............           1,973              17,387
 *Jacobs Engineering Group, Inc.  ......          10,200             246,075
  Jacobson Stores, Inc.  ...............           2,300              22,138
 *Jalate, Ltd.  ........................           1,000               3,688
 *Jan Bell Marketing, Inc.  ............          12,926              29,891
 *Jason, Inc.  .........................           8,187              58,332
 *Jayhawk Acceptance Corp.  ............           1,000              12,188
 *Jean Philippe Fragrances, Inc.  ......           3,750              26,484
  Jeffbanks, Inc.  .....................           1,125              31,359
 *Jefferies Group, Inc.  ...............           6,000             215,250
  Jefferson Bankshares, Inc.  ..........           9,100             266,744

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
  Jefferson Savings Bancorp, Inc.  .....           3,000            $ 70,875
 *Jennifer Convertibles, Inc.  .........           1,300               2,986
  John Alden Financial Corp.  ..........          13,900             244,988
 *Johnson Worldwide Associates, Inc.
    Class A ............................           2,900              33,713
  Johnston Industries, Inc.  ...........          10,800              85,050
 *Johnstown American Industries,  Inc.             5,200              21,450
 *Jones Intercable, Inc.  ..............           2,000              21,750
 *Jones Intercable, Inc. Class A  ......          15,200             162,450
 *Joseph A. Bank Clothiers, Inc.  ......           3,700              15,956
  Juno Lighting, Inc.  .................          10,200             160,650
 *Just Toys, Inc.  .....................           2,100               3,413
  Justin Industries, Inc.  .............          13,600             143,650
  K Swiss, Inc. Class A  ...............           2,100              23,231
 *K-Tron International, Inc.  ..........           6,200              66,263
 *K-V Pharmaceutical Co. Class A  ......           4,000              47,500
 *K-V Pharmaceutical Co. Class B  ......           1,900              22,800
  K2, Inc.  ............................           8,315             216,190
  KCS Energy, Inc.  ....................           4,600             155,250
 *KLLM Transport Services, Inc.  .......           2,766              31,118
 *Kaiser Ventures, Inc.  ...............           9,700              95,788
  Kaman Corp. Class A  .................           9,400             117,500
 *Kaneb Services, Inc.  ................          13,500              47,250
  Katy Industries, Inc.  ...............           4,400              61,050
  Kaydon Corp.  ........................           6,900             282,038
  Kaye Group, Inc.  ....................           3,000              17,063
 *Keithley Instruments, Inc.  ..........           1,000              10,375
 *Kelley Oil & Gas Corp.  ..............          53,000             149,063
  Kellwood Co.  ........................           8,500             153,000
 *Kent Electronics Corp.  ..............           9,900             258,638
 *Kentucky Electric Steel, Inc.  .......           2,000              14,125
 *Kenwin Shops, Inc.  ..................             400               1,200
 *Kerr Group, Inc.  ....................           2,400               6,600
 *Kewaunee Scientific Corp.  ...........           1,500               8,906
*#Key Energy Group, Inc.  ..............           5,300              64,263
 *Key Production Co., Inc.  ............           4,600              58,075
 *Key Technology, Inc.  ................           3,000              67,125
 *Key Tronic Corp.  ....................          13,000             112,938
 *Keystone Consolidated Industries,
   Inc. ................................           3,490              25,739
  Keystone Heritage Group, Inc.  .......           1,600              36,800
  Kimball International, Inc. Class B  .             500              20,750
 *Kimmins Corp.  .......................           2,700              10,800
 *Kinark Corp.  ........................           3,000               9,000
 *Kinder-Care Learning Centers, Inc.  ..          15,000             298,125
  Kinetic Concepts, Inc.  ..............          20,300             251,213
 *Kinnard Investment, Inc.  ............           2,500              14,219
 *Kirby Corp.  .........................           9,800             194,775
 *Kit Manufacturing Co.  ...............           2,700              29,869
 *Kleinert's, Inc.  ....................           2,000              36,250
  Knape & Vogt Manufacturing Co.  ......           1,800              28,800
 *Knickerbocker (L.L.) Co., Inc.  ......           5,000              44,375
 *Knight Transportation, Inc.  .........             100               2,319
 *Knogo North America, Inc.  ...........           5,400              31,388
 *Koala Corp.  .........................             700               8,969
  Kollmorgen Corp.  ....................           5,400              61,425
 *Koo Koo Roo, Inc.  ...................           8,300              67,697
 *Kopin Corp.  .........................           5,500              51,219
 *Koss Corp.  ..........................           1,000               6,313
 *Kronos, Inc.  ........................           3,200              88,800
 *Krug International Corp.  ............             848               3,922
 *Krystal Co.  .........................           4,900              29,094
  Kuhlman Corp.  .......................          11,699             206,195
 *Kulicke & Soffa Industries, Inc.  ....          10,700             218,013

                                                  Shares                Value+
                                                  --------          ----------
  Kysor Industrial Corp.  ..............           2,800            $ 85,400
*#L.A. Gear, Inc.  .....................          12,600              29,925
 *LAT Sportswear, Inc.  ................             200                 125
  LCS Industries, Inc.  ................           1,760              22,880
  LSB Bancshares, Inc. NC  .............           2,525              40,084
  LSB Industries, Inc.  ................           9,100              42,088
  LSI Industries, Inc.  ................          10,867             127,687
 *LTX Corp.  ...........................          16,600              97,525
 *LXE, Inc.  ...........................           2,400              36,000
 *LXR Biotechnology, Inc.  .............           6,300              13,388
 *La Jolla Pharmceutical Co.  ..........           9,700              40,013
  La-Z-Boy Chair Co.  ..................           7,400             222,000
 *LaBarge, Inc.  .......................           8,900              53,400
  LaCrosse Footwear, Inc.  .............           3,000              34,125
  Labone, Inc.  ........................           6,400             100,400
  Laclede Gas Co.  .....................           9,300             222,038
 *Laclede Steel Co.  ...................           2,700               8,944
  Ladd Furniture, Inc.  ................           4,266              57,324
 *Lakeland Industries, Inc.  ...........           1,000               3,281
 *Lamson & Sessions Co.  ...............          10,900              81,750
  Lance, Inc.  .........................          16,600             295,688
 *Lancer Corp.  ........................           5,850              87,019
 *Lancit Media Productions, Ltd.  ......           4,300              34,131
 *Landair Services, Inc.  ..............           3,000              31,875
  Landauer, Inc.  ......................           5,900             123,163
 *Landrys Seafood Restaurants, Inc.  ...           9,718             230,803
 *Landstar Systems, Inc.  ..............           6,400             146,000
 *Lasermaster Technologies, Inc.  ......           5,720              31,103
 *Laserscope  ..........................           2,800              15,400
 *Lattice Semiconductor Corp.  .........              50               2,241
  Lawson Products, Inc.  ...............           6,100             132,294
  Lawter International, Inc.  ..........          24,800             297,600
  Lawyers Title Corp.  .................           4,400              83,600
 *Layne, Inc.  .........................           2,900              40,238
 *Lazare Kaplan International, Inc.  ...           7,700             149,188
  Learonal, Inc.  ......................           3,500              81,375
 *Leasing Solutions, Inc.  .............           4,700             134,831
 *Lechters, Inc.  ......................           9,400              44,650
 *Lectec Corp.  ........................           1,302               8,626
  Legg Mason, Inc.  ....................           7,200             279,900
  Lennar Corp.  ........................           9,700             252,200
  Lesco, Inc.  .........................           6,225             102,713
 *Leslie Building Products, Inc.  ......           3,200              11,000
 *Leslie's Poolmart  ...................           3,774              49,062
 *Level One Communications, Inc.  ......           7,900             271,563
 *Levitz Furniture, Inc.  ..............          16,300              59,088
  Libbey, Inc.  ........................           8,500             228,438
  Liberty Bancorp, Inc. Delaware  ......           1,100              26,675
  Liberty Bancorp, Inc. Oklahoma  ......           4,300             176,300
  Liberty Homes, Inc. Class A  .........             200               2,588
 *Liberty Technologies, Inc.  ..........           2,400               6,900
 *Lidak Pharmaceuticals Class A  .......          14,800              20,581
 *Life Quest Medical, Inc.  ............           1,000               2,938
  Life Re Corp.  .......................           7,000             258,125
  Life Technologies, Inc.  .............          12,600             277,200
 *Life USA Holdings, Inc.  .............          10,400             104,000
 *Lifecore Biomedical, Inc.  ...........           6,700             104,688
 *Lifetime Hoan Corp.  .................           2,420              24,805
*#Ligand Pharmaceuticals, Inc.
   Class B .............................           3,021              36,441
  Lillian Vernon Corp.  ................           3,800              45,600
  Lilly Industry, Inc. Class A  ........          12,400             229,400
 *Lindal Cedar Homes, Inc.  ............           4,482              16,808
  Lindberg Corp.  ......................           8,200              80,975
  Lindsay Manufacturer Co.  ............           3,150             130,331

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Liposome Co., Inc.  ..................           4,400            $ 79,200
  Liqui Box Corp.  .....................           2,500              82,188
  Litchfield Financial Corp.  ..........           2,114              27,488
 *Littlefield, Adams & Co.  ............             900               2,925
 *Littlefuse, Inc.  ....................           6,000             264,750
 *Liuski International, Inc.  ..........           1,800               4,388
 *Living Centers of America, Inc.  .....          11,500             291,813
 *Lodgenet Entertainment Corp.  ........           6,200              92,225
*#Logic Devices, Inc.  .................           2,400               7,725
 *Logic Works, Inc.  ...................           4,500              27,000
  Logicon, Inc.  .......................           7,000             285,250
 *Lojack Corp.  ........................          13,600             128,350
  Lomak Petroleum, Inc.  ...............           6,700             109,713
  Lone Star Industries, Inc.  ..........           6,000             222,000
 *Lone Star Technologies, Inc.  ........          11,300             200,575
 *Longhorn Steaks, Inc.  ...............           4,581              91,047
 *Loronix Information Systems, Inc.  ...           1,800               8,213
 *Louis Dreyfus Natural Gas Corp.  .....          11,100             190,088
  Luby's Cafeterias, Inc.  .............           9,600             211,200
  Lufkin Industries, Inc.  .............           3,700              78,163
  Lukens, Inc. DE  .....................           5,900             108,413
 *Lunar Corp.  .........................           4,150             130,206
 *Lund International Holdings, Inc.  ...           2,200              27,500
 *Luria & Son, Inc.  ...................           2,500               7,188
 *Lydall, Inc. DE  .....................          10,600             241,150
 *Lynch Corp.  .........................           2,500             166,250
  M A R C, Inc.  .......................           1,018              22,142
 *M-Wave, Inc.  ........................           1,000               3,250
  MAF Bancorp, Inc.  ...................           2,000              68,500
 *MAI Systems Corp.  ...................           4,516              30,483
 *MAIC Holdings, Inc.  .................           4,370             144,210
  MDC Holdings, Inc.  ..................           7,700              57,750
 *MDL Information Systems, Inc.  .......           4,200              71,138
  MDU Resources Group, Inc.  ...........           5,700             127,538
 *MFRI, Inc.  ..........................           1,900              15,081
 *MGI Pharma, Inc.  ....................          11,400              56,288
 *MI Schottenstein Homes, Inc.  ........           3,500              34,563
 *MK Gold Corp.  .......................           7,800              11,700
*#MK Rail Corp.  .......................           9,700              71,538
 *MLX Corp.  ...........................           1,000              13,000
  MMI Companies, Inc.  .................           3,900             120,413
 *MRS Technology, Inc.  ................           3,300               7,838
*#MRV Communications, Inc.  ............          11,400             259,350
 *MS Carriers, Inc.  ...................           9,300             174,375
 *MTI Technology Corp.  ................           5,900              14,566
  MTS Systems Corp.  ...................           4,800              97,800
  MYR Group, Inc.  .....................           2,266              24,076
  MacDermid, Inc.  .....................             600              20,550
 *MacFrugals Bargain Close-outs,  Inc.            11,300             278,263
  MacNeal-Schwendler Corp.  ............           7,700              67,375
 *Macheezmo Mouse Restaurants,  Inc.  ..           1,600               2,950
  Madison Gas & Electric Co.  ..........           8,050             171,566
 *Magainin Pharmaceuticals, Inc.  ......          10,200              85,425
 *Magellan Health Services, Inc.  ......           6,000             125,250
  Magna Bancorp  .......................           5,400              97,200
  Magna Group, Inc.  ...................           2,600              78,975
 *Magnetek, Inc.  ......................           9,800             122,500
 *Magnetic Technologies Corp.  .........           1,100               4,538
 *Magnum Petroleum, Inc.  ..............           4,700              22,619
 *Mail Boxes, Etc.  ....................           5,800             127,238
 *Main Street & Main, Inc.  ............           1,450               2,673
  Maine Public Service Co.  ............             970              18,309
  Mainstreet Bankgroup, Inc.  ..........           3,500              65,188

                                                  Shares                Value+
                                                  --------          ----------
 *Mallon Resources Corp.  ..............             800            $  6,550
  Managed Care Solutions, Inc.  ........           2,366               8,873
 *Manatron, Inc.  ......................           1,102               1,997
 *Manhattan Bagel Co., Inc.  ...........           2,900              24,106
  Manitowoc Co., Inc.  .................           5,500             241,313
 *Manugistic Group, Inc.  ..............           4,300             160,981
 *Mapinfo Corp.  .......................           2,300              25,300
 *Marcam Corp.  ........................           6,200              71,688
  Marcus Corp.  ........................          11,850             274,031
 *Marine Drilling Companies, Inc.  .....          17,800             284,800
 *Mariner Health Group, Inc.  ..........          16,100             118,738
 *Marisa Christina, Inc.  ..............           4,700              34,369
  Maritrans, Inc.  .....................           4,700              28,788
  Mark Twain Bancshares, Inc.  .........           6,450             321,694
 *Mark VII, Inc.  ......................             900              25,425
 *Markel Corp.  ........................           2,900             252,300
 *Marlton Technologies, Inc.  ..........           1,600               6,300
  Marsh Supermarkets, Inc. Class A  ....           1,800              21,600
  Marsh Supermarkets, Inc. Class B  ....           1,800              20,250
 *Marshall Industries  .................           9,500             294,500
 *Martek Biosciences Corp.  ............           6,700             117,250
 *Marten Transport, Ltd.  ..............           2,800              35,000
*#Marvel Entertainment Group, Inc.  ....           1,000               2,750
  Maryland Federal Bancorp  ............           1,260              41,659
  Massbank Corp. Reading, MA  ..........           1,350              51,300
 *Matec Corp. DE  ......................           3,000               9,000
 *Material Sciences Corp.  .............           7,600             126,350
 *Mathsoft, Inc.  ......................           2,000               9,000
 *Matlack Systems, Inc.  ...............           7,500              52,500
 *Matria Healthcare, Inc.  .............          17,100             105,806
 *Matrix Pharmaceutical, Inc.  .........           8,400              72,450
 *Matrix Service Co.  ..................           5,700              32,775
  Matthews International Corp.
   Class A .............................           5,000             144,375
 *Matthews Studio Equipment Group  .....           2,500               5,391
 *Mattson Technology, Inc.  ............           8,471              88,416
 *Maverick Tube Corp.  .................           3,900              61,425
 *Max & Ermas Restaurants, Inc.  .......           1,237               8,350
 *Maxco, Inc.  .........................           1,900              15,200
 *Maxicare Health Plans, Inc.  .........          11,500             238,625
 *Maxim Group, Inc.  ...................           7,600             122,075
 *Maxwell Technologies, Inc.  ..........           1,000              44,875
 *Maxxam, Inc.  ........................           4,000             184,500
 *Maxxim Medical, Inc.  ................           3,200              40,800
 *Maynard Oil Co.  .....................           1,900              28,144
 *Mays (J.W.), Inc.  ...................             200               2,025
 *McClain Industries, Inc.  ............             266               1,579
  McDonald & Co. Investment, Inc.  .....           4,200             128,100
 *McFarland Energy, Inc.  ..............           6,100              68,244
  McGrath Rent Corp.  ..................           4,150             105,825
 *McWhorter Technologies, Inc.  ........           4,400              87,450
 *Measurement Specialties, Inc.  .......           1,400               4,025
  Measurex Corp.  ......................           9,200             226,550
 *Mecklermedia Corp.  ..................           3,400              69,700
 *Medar, Inc.  .........................           4,900              23,275
 *Medarex, Inc.  .......................           9,400              74,613
 *Medco Research, Inc.  ................           5,300              53,000
  Medex, Inc.  .........................           3,000              69,938
  Medford Savings Bank MA  .............           2,800              74,900
 *Media Arts Group, Inc.  ..............           4,600              12,938
 *Media Logic, Inc.  ...................           2,400              10,500
 *Medical Action Industries, Inc.  .....           3,200               5,200
 *Medical Graphics Corp.  ..............           1,000               5,000
 *Medical Resources, Inc.  .............           4,850              42,438
 *Medicalcontrol, Inc.  ................           1,500               7,875

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Medicore, Inc.  ......................           2,200            $  7,459
  Medicus Systems Corp.  ...............           2,600              14,300
 *Medimmune, Inc.  .....................          10,900             166,225
 *Mediq, Inc.  .........................          10,100              58,706
 *Medplus, Inc.  .......................           2,000              14,125
 *Medquist Inc.  .......................           2,300              44,563
 *Medstone International, Inc.  ........           2,200              15,538
  Medusa Corp.  ........................           8,200             283,925
 *Mego Financial Corp.  ................           3,600              32,625
 *Melamine Chemicals, Inc.  ............           3,300              25,163
 *Mem Co., Inc.  .......................           2,700              19,744
 *Mens Warehouse, Inc.  ................          10,450             239,697
  Mentor Corp. MN  .....................           9,300             256,331
 *Mentor Graphics Corp.  ...............           4,500              44,156
 *Mercer International, Inc.  ..........           6,700              79,981
  Merchants Bancorp, Inc.  .............             500              15,375
 *Merchants Bancshares, Inc.  ..........             200               3,525
  Merchants Group, Inc.  ...............           1,300              23,400
  Merchants New York Bancorp, Inc.  ....             400              12,900
  Mercury Air Group, Inc.  .............           1,760              12,980
 *Mercury Interactive Corp.  ...........           6,200              61,613
 *Meridian Data, Inc.  .................           3,800              28,500
  Meridian Diagnostics, Inc.  ..........           8,135              89,485
 *Meridian Gold, Inc.  .................          33,400             137,775
  Meridian Insurance Group, Inc.  ......           2,700              38,813
 *Meridian Medical Technology, Inc.  ...           1,200              10,875
 *Meridian Sports, Inc.  ...............           3,200               4,400
*#Merisel, Inc.  .......................          17,400              32,625
 *Merit Medical Systems, Inc.  .........           3,500              26,688
 *Merix Corp.  .........................           3,100              51,150
  Merrill Corp.  .......................           3,650              84,863
  Merrimac Industries, Inc.  ...........             700               7,219
 *Mesa Air Group, Inc.  ................          20,600             204,713
*#Mesa, Inc.  ..........................          28,500             146,063
 *Mesaba Holdings, Inc.  ...............           6,400              84,800
 *Mestek, Inc.  ........................           5,200              84,500
 *Met-Coil Systems Corp.  ..............           1,000               1,562
  Met-Pro Corp.  .......................          11,375             160,672
 *Metal Management, Inc.  ..............           5,121              20,484
 *Metatec Corp. Class A  ...............           4,500              29,531
  Methode Electronics, Inc. Class A  ...          16,500             323,813
  Methode Electronics, Inc. Class B  ...             500               9,813
 *Metricom, Inc.  ......................           5,500              72,875
 *Metrocall, Inc.  .....................          10,164              55,269
 *Metrologic Instruments, Inc.  ........           3,000              40,875
 *Metropolitan Bancorp Washington  .....           1,500              29,250
 *Metrotrans Corp.  ....................           1,500              20,531
  Metrowest Bank MA  ...................           5,500              24,750
 *Michael Anthony Jewelers, Inc.  ......           3,300              10,313
  Michael Foods, Inc.  .................          15,700             180,550
*#Michaels Stores, Inc.  ...............           9,400              94,294
 *Micrel, Inc.  ........................           1,700              42,288
 *Micrion Corp.  .......................           1,500              21,000
 *Micro Bio-Medics, Inc.  ..............           2,100              37,669
 *Micro Linear Corp.  ..................           6,900              44,203
 *Microage, Inc.  ......................           8,150             183,375
 *Microcom, Inc.  ......................           7,100              80,763
 *Microdyne Corp.  .....................           6,600              32,175
 *Microfluidics International Corp.  ...           1,000               1,609
 *Micrografx, Inc.  ....................           4,000              26,500
 *Microlog Corp.  ......................           1,500               8,156
 *Micronics Computers, Inc.  ...........           5,500              15,297
 *Micros Systems, Inc.  ................           3,100              92,031
 *Micros to Mainframes, Inc.  ..........           1,100               3,506
 *Microsemi Corp.  .....................           5,200              60,450

                                                  Shares                Value+
                                                  --------          ----------
 *Microtel International, Inc.  ........           1,960            $  4,533
 *Microtest, Inc.  .....................           4,200              41,475
 *Microtouch Systems, Inc.  ............           4,200             104,738
 *Microwave Power Dynamics, Inc.  ......           5,000              15,000
  Mid Am, Inc.  ........................           8,306             147,951
  Mid America Banccorp  ................           5,192              97,354
 *Mid Atlantic Medical Services, Inc.  .          12,900             152,381
  Midconn Bank Kensington, CT  .........             900              18,225
 *Middleby Corp.  ......................           1,100               6,394
  Middlesex Water Co.  .................           2,300              40,538
 *Midisoft Corp.  ......................           1,800               5,850
  Midland Co.  .........................           2,600              95,875
  Midland Financial Group, Inc.  .......           2,200              18,700
 *Midwest Express Holdings, Inc.  ......             700              23,100
 *Midwest Grain Products, Inc.  ........           3,900              63,375
 *Mikasa, Inc.  ........................           9,700             101,850
 *Mikohn Gaming Corp.  .................           3,900              26,813
 *Miller Building Systems, Inc.  .......           1,400              10,325
 *Miller Industries, Inc.  .............          13,200             366,300
 *Miltope Group, Inc.  .................          11,000              31,625
  Mine Safety Appliances Co.  ..........           2,300             117,731
  Minntech Corp.  ......................           3,700              40,700
  Minuteman International, Inc.  .......           1,000               8,875
  Mississippi Chemical Corp.  ..........          10,700             271,513
 *Mity-Lite, Inc.  .....................           1,000              13,500
  Mobile Gas Service Corp.  ............           2,000              49,750
 *Mobile Mini, Inc.  ...................           3,700              11,563
 *Mobilemedia Corp. Class A  ...........           9,200              10,638
  Modern Controls, Inc.  ...............           4,700              48,175
 *Mohawk Industries, Inc.  .............           8,400             199,500
 *Molecular Biosystems, Inc.  ..........           9,334              65,338
 *Molecular Dynamics, Inc.  ............           4,000              38,250
 *Monaco Coach Corp.  ..................           1,800              28,125
 *Monaco Finance, Inc. Class A  ........           2,300               5,822
 *Monarch Casino and Resort, Inc.  .....           5,800              17,038
  Monarch Machine Tool Co.  ............           2,300              19,263
 *Mondavi (Robert) Corp. Class A  ......           2,800             101,150
 *Monro Muffler Brake, Inc.  ...........           2,557              39,314
 *Monroc, Inc.  ........................           1,700               9,350
 *Monterey Pasta Co.  ..................           4,800               9,600
 *Moog, Inc. Class A  ..................           2,800              67,200
 *Moore Medical Corp.  .................           1,200              12,600
 *Moore Products Co.  ..................           1,600              30,400
 *Moovies, Inc.  .......................           5,700              29,213
  Morgan Keegan, Inc.  .................           8,400             147,000
 *Morgan Products, Ltd.  ...............           6,400              44,800
 *Morningstar Group, Inc.  .............           7,600             130,150
  Morrison Fresh Cooking, Inc.  ........           3,025              13,991
  Morrison Health Care, Inc.  ..........           4,033              57,470
 *Morrison Knudsen Corp.  ..............          17,700             159,300
 *Morton's Restaurant Group, Inc.  .....           2,500              38,125
  Moscom Corp.  ........................           3,400              32,725
  Mosinee Paper Corp.  .................           4,100             139,400
*#Mossimo, Inc.  .......................           6,000              90,750
 *Mother's Work, Inc.  .................           1,200              13,050
 *Motor Car Parts & Accessories,  Inc.             2,600              38,188
 *Motor Club of America  ...............           2,500              21,250
 *Mountain Parks Financial Corp.  ......           1,500              51,469
 *Mountasia Entertainment
   International, Inc. .................           7,700              24,544
  Movado Group, Inc.  ..................           1,200              30,600
*#Movie Gallery, Inc.  .................           5,300              72,875
 *Moviefone, Inc. Class A  .............           3,100              13,756
  Mueller (Paul) Co.  ..................           2,200              85,800

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Mueller Industries, Inc.  ............          14,200            $555,575
 *Multi Color Corp.  ...................           1,000               6,000
*#Multicare Companies, Inc.  ...........          14,600             288,350
 *Musicland Stores Corp.  ..............          17,100              25,650
 *Mutual Savings Bank FSB
   Bay City, MI ........................           1,700               9,775
 *My Software Co.  .....................           1,000               3,813
 *Mycogen Corp.  .......................          16,900             286,244
  Myers Industries, Inc.  ..............           8,485             128,336
 *Mylex Corp.  .........................          11,400             144,638
 *NAB Asset Corp.  .....................             150                 497
 *NAB Asset Corp. Liquidating Trust  ...             200                 312
 *NABI, Inc.  ..........................          16,486             150,435
  NAC RE Corp.  ........................           3,500             127,750
 *NAI Technologies, Inc.  ..............           4,087              12,389
  NBT Bancorp  .........................           3,446              65,045
 *NBTY, Inc.  ..........................           6,800             109,225
  NCH Corp.  ...........................           3,900             222,300
 *NCI Building Systems, Inc.  ..........           4,000             114,750
  NL Industries, Inc.  .................          14,800             142,450
  NN Ball & Roller, Inc.  ..............           8,750             118,125
 *NPC International, Inc.  .............           9,800              83,913
 *NPS Pharmaceuticals, Inc.  ...........           6,500              65,000
 *NS Group, Inc.  ......................           7,600              26,125
 *NSA International, Inc.  .............           2,400               4,050
  NSC Corp.  ...........................           5,700              11,044
 *NTN Communications, Inc.  ............          12,400              58,900
  NUI Corp.  ...........................           4,400              88,000
  NYMAGIC, Inc.  .......................           6,100             109,800
  Nacco Industries, Inc. Class A  ......           3,500             167,125
 *Nantucket Industries, Inc.  ..........           1,500               5,063
 *Napco Security Systems, Inc.  ........           4,850              17,581
  Nash Finch Co.  ......................           4,300              82,238
 *Nashua Corp.  ........................           3,300              52,388
 *Nathans Famous, Inc.  ................           1,900               7,244
 *National Auto Credit, Inc.  ..........          16,760             171,790
  National Bancorp of Alaska, Inc.  ....           2,200             155,375
 *National Beverage Corp.  .............           3,800              32,300
 *National City Bancorp  ...............           3,264              66,504
  National City Bankshares, Inc.  ......           3,253              96,570
  National Computer Systems, Inc.  .....           6,700             159,963
 *National Dentex Corp.  ...............           1,000              17,375
 *National Education Corp.  ............          11,100             156,788
 *National Energy Group, Inc.  .........          10,370              37,267
  National Gas & Oil Co.  ..............           6,653              61,538
 *National Home Centers, Inc.  .........           4,000               8,500
 *National Home Health Care Corp.  .....             954               6,141
 *National Instruments Corp.  ..........           1,500              47,250
 *National Insurance Group  ............           3,000              15,750
 *National Media Corp.  ................          12,431              99,448
 *National Mercantile Bancorp.  ........             200                 219
 *National Patent Development
   Corp. ...............................           3,400              28,900
  National Penn Bancshares, Inc.  ......           2,425              64,263
 *National Picture and Frame Co.  ......           2,000              19,875
  National Presto Industries, Inc.  ....           4,000             147,500
 *National RV Holdings, Inc.  ..........           1,000              14,563
 *National Record Mart, Inc.  ..........           1,900               2,613
  National Sanitary Supply Co.  ........             200               2,725
 *National Standard Co.  ...............          11,000              75,625
 *National Steel Corp. Class B  ........          10,600              99,375
 *National Techteam, Inc.  .............           4,500              97,875
 *National Vision Association, Ltd.  ...          10,800              48,600
 *National Western Life Insurance Co.
   Class A .............................           1,000              85,250

                                                  Shares                Value+
                                                  --------          ----------
 *Natural Alternatives International,
   Inc. ................................           3,400            $ 26,350
 *Natural Microsystems Corp.  ..........           4,000             102,750
 *Natural Wonders, Inc.  ...............           4,300              23,381
  Natures Sunshine Products, Inc.  .....          19,359             385,970
 *Navarre Corp.  .......................           3,800              14,725
 *Navigators Group, Inc.  ..............           3,200              62,800
  Nelson (Thomas), Inc.  ...............           9,650             120,625
 *Neogen Corp.  ........................           1,800              12,600
 *Neoprobe Corp.  ......................           8,000             115,000
 *Neorx Corp.  .........................           9,125              43,914
 *Netframe Systems, Inc.  ..............           7,400              22,663
 *Netmanage, Inc.  .....................          23,500             192,406
 *Netrix Corp.  ........................           4,700              24,088
 *Network Computing Devices, Inc.  .....           6,600              55,275
 *Network Equipment Technologies,  Inc.            9,300             142,988
 *Network Imaging Corp.  ...............          11,600              40,600
 *Network Peripherals, Inc.  ...........           7,000             111,125
 *Network Six, Inc.  ...................           1,100                 688
 *Neurex Co.  ..........................          12,100             157,300
 *Neurobiological Technologies, Inc.  ..             800               3,350
 *Neurogen Corp.  ......................           5,600             103,600
 *New Brunswick Scientific Co., Inc.  ..           2,310              15,881
  New England Business Services,  Inc.             5,300             102,688
  New England Community Bancorp,  Inc.
   Class A .............................             600               9,000
  New Hampsire Thrift BancShares,  Inc.              200               2,538
 *New Image Industries, Inc.  ..........           3,300               4,177
  New Jersey Resources Corp.  ..........           7,200             213,300
 *New Jersey Steel Corp.  ..............           2,500              10,469
 *New Mexico & Arizona Land Co.  .......           1,815              21,780
 *New World Power Corp.  ...............           1,000                 781
  New York Bancorp, Inc.  ..............           4,500             153,563
  Newcor, Inc.  ........................           4,750              41,266
  Newmil Bancorp, Inc.  ................           3,500              31,938
 *Newpark Resources, Inc.  .............           5,500             192,500
  Newport Corp.  .......................          10,200              89,250
 *Nexstar Pharmaceuticals, Inc.  .......           1,496              20,477
 *Nexthealth, Inc.  ....................           3,400              10,094
 *Nichols Research Corp.  ..............           4,650             114,506
  Nitches, Inc.  .......................             785               4,367
 *Nobility Homes  ......................             900              11,588
 *Noel Group, Inc.  ....................          10,100              65,650
  Noland Co.  ..........................             200               4,425
 *Noodle Kidoodle, Inc.  ...............           7,900              44,931
 *Norand Corp.  ........................           1,500              25,313
 *Nord Resources Corp.  ................           7,500              31,875
 *Norstan, Inc.  .......................           6,000              97,500
 *Nortek, Inc.  ........................           3,900              59,963
  North American Mortgage Co.  .........           7,600             174,800
  North Carolina Natural Gas Corp.  ....           3,200              93,200
  North Fork Bancorporation, Inc.  .....           1,267              43,078
  North Side Savings Bank NY  ..........           1,878              98,360
 *North Star Universal, Inc.  ..........           4,300              34,669
  Northern Technologies International  .           1,700              11,475
 *Northfield Laboratories, Inc.  .......           6,500              84,094
  Northland Cranberries, Inc. Class A  .           6,000             135,000
 *Northstar Health Services, Inc.  .....           1,000               1,750
  Northwest Natural Gas Co.  ...........           8,850             222,356
 *Northwest Teleproductions, Inc.  .....             200                 813
  Northwestern Public Service Co.  .....           3,500             121,625
 *Northwestern Steel & Wire Co.  .......          13,500              65,813

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Norton McNaughton, Inc.  .............           4,000            $ 33,500
  Norwest Corp.  .......................               0                   0
  Norwich Financial Corp.  .............           2,400              46,950
 *Norwood Promotional Products,  Inc.  .           2,200              35,475
 *Novacare, Inc.  ......................          32,900             279,650
 *Novametrix Medical Systems, Inc.  ....           6,100              36,219
 *Novavax, Inc.  .......................           8,700              30,450
 *Noven Pharmaceuticals, Inc.  .........          10,900             147,831
 *Novitron Internarional, Inc.  ........           3,900               4,144
 *Nu Horizons Electronics Corp.  .......           3,400              31,450
 *Nu-Kote Holding, Inc. Class A  .......          16,600             176,375
 *Nuclear Metals, Inc.  ................           6,500             104,813
 *Numar Corp.  .........................           4,100              63,294
  Numerex Corp. Class A  ...............           2,000               8,125
 *Nutramax Products, Inc.  .............           4,700              41,713
 *Nview Corp.  .........................           2,500               9,531
 *O Charleys, Inc.  ....................           4,350              52,200
 *O Reilly Automotive, Inc.  ...........           4,100             139,400
  O'Sullivan Corp.  ....................           9,900             106,425
 *O'Sullivan Industries Holdings, Inc.             9,500             105,688
 *O.I. Corp.  ..........................           1,600               5,400
 *OEC Medical Systems, Inc.  ...........           5,100              71,400
 *OHM Corp.  ...........................          10,700              90,950
  OM Group, Inc.  ......................           6,200             254,200
 *OMI Corp.  ...........................          18,500             141,063
 *ON Technology Corp.  .................           1,700              10,306
 *OTR Express, Inc.  ...................             200                 900
 *Oak Hill Sportswear Corp.  ...........             800               1,100
 *Oak Industries, Inc.  ................          10,700             248,775
 *Oak Technology, Inc.  ................          10,000              99,375
 *Oceaneering International, Inc.  .....           9,300             154,613
 *Odetics, Inc. Class A  ...............             300               3,788
*#Odwalla, Inc.  .......................           2,000              30,750
 *Offshore Logistics, Inc.  ............           7,800             156,975
  Oglebay Norton Co.  ..................           2,200              96,525
  Oil-Dri Corp. of America  ............           4,000              57,000
 *Old America Stores, Inc.  ............           1,800               8,550
 *Old Dominion Freight Lines, Inc.  ....           3,800              34,675
  Old National Bancorp  ................             122               4,514
 *Olympic Financial, Ltd.  .............          13,100             181,763
 *Olympic Steel, Inc.  .................           5,300             128,856
*#Omega Environmental, Inc.  ...........          17,500              41,836
*#Omni Multimedia Group, Inc.  .........           1,500               4,406
 *On Assignment, Inc.  .................           2,000              59,000
  OnbanCorp, Inc.  .....................           7,400             284,900
 *Oncogene Science, Inc.  ..............          12,600              88,200
 *Oncor, Inc.  .........................           9,300              36,619
 *One Price Clothing Stores, Inc.  .....           5,200              14,463
  One Valley Bancorp of
   West Virginia .......................           6,422             238,417
  Oneida, Ltd.  ........................           5,500              93,500
 *Oneita Industries, Inc.  .............           4,220              15,825
 *Onyx Acceptance Corp.  ...............             200               1,575
 *Opal, Inc.  ..........................           3,500              64,094
 *Opinion Research Corp.  ..............           1,700               7,119
 *Opta Food Ingredients, Inc.  .........           5,400              39,825
 *Opti, Inc.  ..........................           4,600              24,294
  Optical Coating Laboratory, Inc.  ....           4,800              54,000
 *Optical Data Systems, Inc.  ..........          10,300             138,406
 *Option Care, Inc.  ...................           5,000              24,688
  Orange & Rockland Utilities, Inc.  ...           5,400             193,050
  Orange Co., Inc.  ....................           4,200              32,025
 *Orbit International Corp.  ...........           3,000               5,438
 *Orbital Sciences Corp.  ..............          17,000             326,188

                                                  Shares                Value+
                                                  --------          ----------
 *Oregon Metallurgical Corp.  ..........           8,500            $303,875
  Oregon Steel Mills, Inc.  ............          14,100             241,463
*#Organogenesis, Inc.  .................           5,600             115,500
 *Oriole Homes Corp. Class A
   Convertible .........................             800               6,000
 *Oriole Homes Corp. Class B  ..........           1,100               8,113
  Orion Capital Corp.  .................           5,600             349,300
 *Oroamerica, Inc.  ....................           2,500              12,813
 *Orphan Medical, Inc.  ................             285               2,690
 *Ortel Corp.  .........................           5,700             129,675
 *Orthologic Corp.  ....................          13,800              83,663
 *Osborn Communications Corp.  .........           8,100             120,994
  Oshkosh B'Gosh, Inc. Class A  ........           6,200              93,775
  Oshkosh B'Gosh, Inc. Class B  ........             600              11,588
  Oshkosh Truck Corp. Class B  .........           3,300              38,775
 *Oshman's Sporting Goods, Inc.  .......           2,900              15,950
 *Osmonics, Inc.  ......................           8,250             175,313
 *Osteotech, Inc.  .....................           4,000              24,000
 *Ostex International, Inc.  ...........           7,100              42,600
  Otter Tail Power Co.  ................           5,600             183,400
  Outboard Marine Corp.  ...............          12,100             196,625
 *Outlook Group Corp.  .................           2,500              11,719
  Overseas Shipholding Group, Inc.  ....           5,000              80,000
 *Owen Healthcare, Inc.  ...............           6,800             174,250
  Owens & Minor, Inc.  .................          18,375             190,641
  Owosso Corp.  ........................           2,900              17,763
  Oxford Industries, Inc.  .............           5,600             102,200
 *Oxford Resources Corp. Class A  ......           2,700              69,188
 *Oxis International, Inc.  ............           8,400              11,288
 *P&F Industries, Inc. Class A  ........             200                 769
 *P-Com, Inc.  .........................          10,500             330,750
 *PAM Transportation Services, Inc.  ...           2,500              12,969
 *PC Quote, Inc.  ......................           3,900              16,575
  PCA International, Inc.  .............           3,000              52,875
*#PHP Healthcare Corp.  ................           5,400             124,200
 *PLM International, Inc.  .............           4,600              14,950
 *PMR Corp.  ...........................           1,300              33,800
 *PMT Services, Inc.  ..................           9,600             203,400
 *PRI Automation, Inc.  ................           2,900             136,663
 *PSC, Inc.  ...........................           4,000              31,500
  PXRE Corp.  ..........................           3,700              89,263
 *Pacific Crest Capital, Inc.  .........           1,060              11,263
 *Pacific Rehabilitation & Sports
   Medicine, Inc. ......................           4,100              25,881
 *Pacific Rim Holding Corp.  ...........           3,700              10,927
  Pacific Scientific Co.  ..............          13,200             151,800
 *Pacific Sunwear of California, Inc.  .           1,100              29,563
 *Pages, Inc.  .........................           1,700               4,144
 *Palatin Technologies, Inc.  ..........             250                 387
  Palfed, Inc.  ........................           2,000              28,750
 *Palmer (Arnold) Golf Co.  ............           1,600               8,500
 *Pamida Holdings Corp.  ...............           4,000               8,500
  Pamrapo Bancorp, Inc.  ...............           1,300              25,025
 *Panaco, Inc.  ........................           5,000              25,313
  Panatech Research and
   Development Corp. ...................           1,400               8,619
  Pancho's Mexican Buffet, Inc.  .......           5,000              10,156
 *Par Technology Corp.  ................           6,000              81,000
 *Paracelsus Healthcare Corp.  .........           3,300              11,550
 *Paragon Trade Brands, Inc.  ..........           6,800             188,700
 *Parallel Petroleum Corp.  ............           5,900              30,145
 *Parcplace Systems, Inc.  .............           5,700              16,031
 *Paris Business Forms, Inc.  ..........             200                 475
  Park Electrochemical Corp.  ..........           8,200             186,550
 *Park-Ohio Industries, Inc.  ..........           7,034             102,433

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Parker Drilling Co.  .................          26,000            $243,750
 *Parkervision, Inc.  ..................           5,500              62,906
  Parkvale Financial Corp.  ............           1,952              50,264
 *Parlux Fragrances, Inc.  .............           7,300              28,744
 *Patina Oil & Gas Corp.  ..............           3,134              28,206
  Patrick Industries, Inc.  ............           2,000              30,000
 *Patterson Dental Co.  ................          10,500             273,000
 *Patterson Energy, Inc.  ..............           1,870              51,425
 *Paul Harris Stores, Inc.  ............           4,000              72,500
 *Paul-Son Gaming Corp.  ...............           1,000               8,250
 *Paxar Corp.  .........................          29,932             504,919
 *Paxson Communications Corp.  .........           8,500              58,172
 *Payless Cashways, Inc.  ..............          20,000              35,000
 *Peak Technologies Group, Inc.  .......           5,100              58,969
 *Pediatric Services of America, Inc.  .           3,500              65,844
  Peerless Manufacturing Co.  ..........             200               2,550
 *Penederm, Inc.  ......................           3,600              31,500
  Penn Engineering & Manufacturing
   Corp. Class A .......................             600              12,075
  Penn Engineering & Manufacturing
   Corp. Non-voting ....................           7,500             139,688
 *Penn National Gaming, Inc.  ..........           2,550              98,813
 *Penn Traffic Co.  ....................           6,300              32,288
 *Penn Treaty American Corp.  ..........           3,600              88,200
  Penn Virginia Corp.  .................           2,100              84,788
  Penn-America Group, Inc.  ............           1,300              20,638
  Penney (J.C.) Co., Inc.  .............           2,420             130,075
  Pennfed Financial Services, Inc.  ....           2,100              43,313
 *Pentech International, Inc.  .........           5,300               3,892
  Penwest, Ltd.  .......................           2,700              48,600
  Peoples Bancorp  .....................             200               4,025
  Peoples Bancshares, Inc.
   Massachusetts .......................           1,000              10,188
 *Peoples Choice TV Corp.  .............           6,350              41,672
  Peoples Heritage Financial Group,
   Inc. ................................          10,000             280,625
  Peoples Savings Financial Corp.  .....             900              24,750
 *Peoples Telephone Co., Inc.  .........           8,050              29,684
 *Perceptron, Inc.  ....................           2,750              95,219
 *Performance Food Group Co.  ..........           6,400              77,600
 *Perfumania, Inc.  ....................           4,300              13,706
 *Perini Corp.  ........................           2,700              24,300
 *Perseptive Biosystems, Inc.  .........           9,500              65,313
 *Personnel Group of America, Inc.  ....           6,300             142,538
 *Pet Food Warehouse, Inc.  ............           4,700              20,856
 *Petco Animal Supplies, Inc.  .........           8,650             187,056
 *Petrocorp, Inc.  .....................           3,400              33,363
  Petroleum Heat & Power Co., Inc.
   Class A .............................           9,100              65,406
  Petrolite Corp.  .....................           4,500             202,500
 *Pharmaceutical Marketing Services,
   Inc. ................................           5,800              55,463
 *Pharmaceutical Products
   Development Service Co. .............           6,081             130,742
 *Pharmaceutical Resources, Inc.  ......           7,300              41,975
 *Pharmchem Laboratories, Inc.  ........           3,300              13,045
 *Pharmos Corp.  .......................           6,200               8,622
  Philadelphia Suburban Corp.  .........           7,800             145,275
 *Phildelphia Consolidated Holding
   Corp. ...............................           2,000              46,250
  Phillips-Van Heusen Corp.  ...........          14,600             187,975
  Phoenix Duff & Phelps Corp.  .........          26,800             187,600
 *Phoenix Gold International, Inc.  ....           1,000               6,875
 *Phoenix Network, Inc.  ...............           9,700              38,194
 *Phoenix Technologies, Ltd.  ..........           6,000             101,250

                                                  Shares                Value+
                                                  --------          ----------
 *Photo Control Corp.  .................           1,000            $  3,688
 *Photronics, Inc.  ....................           4,700             146,875
 *Physician Computer Network, Inc.  ....          29,100             232,800
 *Physician Corp. of America  ..........          15,300             158,738
 *Physicians Health Services, Inc.
   Class A .............................           3,000              44,250
  Piccadilly Cafeterias, Inc.  .........           4,100              36,900
 *Pico Holdings, Inc.  .................           7,909              29,906
  Piedmont Natural Gas Co.  ............           9,600             241,200
  Pier 1 Imports, Inc. DE  .............          13,540             184,483
 *Piercing Pagoda, Inc.  ...............             600              13,650
  Pikeville National Corp.  ............           3,600              80,550
  Pilgrim Pride Corp.  .................          11,000              96,250
  Pillowtex Corp.  .....................           6,000             104,250
 *Pinkertons, Inc.  ....................           3,300              81,675
  Pinnacle Financial Services, Inc.  ...             200               4,700
 *Pinnacle Micro, Inc.  ................           4,400              24,475
 *Pinnacle Systems, Inc.  ..............           3,700              38,388
  Pioneer Financial Services, Inc.  ....           4,500              83,250
  Pioneer Standard Electronics, Inc.  ..          16,312             183,510
  Piper Jaffray Companies, Inc.  .......           9,100             133,088
  Pitt-Des Moines, Inc.  ...............           2,400              99,600
 *Pittencrieff Communications, Inc.  ...          14,400              58,950
  Pittston Burlington Group  ...........           3,200              62,800
  Pittston Co. Minerals Group  .........           3,300              43,725
 *Plains Resources, Inc.  ..............           8,900             144,625
 *Planar Systems, Inc.  ................           5,900              61,581
 *Plantronics, Inc.  ...................           3,200             130,400
 *Plasma & Materials Technologies,
   Inc. ................................           1,000              15,500
 *Plasti-Line, Inc.  ...................             800               8,200
 *Platinum Software Corp.  .............           8,200             105,575
 *Playboy Enterprises, Inc. Class A  ...           2,800              33,250
 *Playboy Enterprises, Inc. Class B  ...           6,100              72,438
 *Players International, Inc.  .........          15,350              97,856
 *Playtex Products, Inc.  ..............          28,000             227,500
  Plenum Publishing Corp.  .............           1,500              53,625
 *Plexus Corp.  ........................           4,400              79,200
  Ply-Gem Industries, Inc. DE  .........           7,800             102,375
  Poe & Brown, Inc.  ...................           4,800             126,600
 *Polk Audio, Inc.  ....................             500               5,313
 *Pollo Tropical, Inc.  ................           5,200              14,300
 *Polymedica Industries, Inc.  .........           2,700              11,644
 *Polyphase Corp.  .....................           5,200              28,600
 *Pomeroy Computer Resource, Inc.  .....           3,250              88,359
*#Ponder Industries, Inc.  .............           2,700               5,316
 *Pool Energy Services Co.  ............          10,000             148,125
  Pope & Talbot, Inc.  .................           5,300              84,138
 *Porta Systems Corp.  .................             880               2,035
 *Portec, Inc.  ........................           7,610              77,051
  Portsmouth Bank Shares, Inc.  ........           2,291              33,649
  Positive Response Television, Inc.
   Escrow ..............................           1,400                   0
 *Positron Corp.  ......................           1,500               3,328
 *Possis Medical, Inc.  ................           6,700             115,156
  Poughkeepsie Savings Bank
   FSB NY ..............................           5,000              26,563
 *Powell Industries, Inc.  .............           5,300              53,000
 *Pratt Hotel Corp.  ...................           2,100               7,088
 *Pre-Paid Legal Services, Inc.  .......          10,300             142,913
 *Precision Standard, Inc.  ............           3,800               4,156
 *Premenos Technology Corp.  ...........           5,800              59,088
 *Premiere Radio Networks, Inc.  .......           1,200              13,650
 *Premiere Radio Networks, Inc.
   Class A .............................             600               6,750

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Premiumwear, Inc.  ...................             800            $  7,100
 *President Casinos, Inc.  .............          11,900               9,669
  Presidential Life Corp.  .............          18,300             218,456
 *Presley Companies Class A  ...........           5,600               5,775
 *Price Communications Corp.  ..........           4,250              34,531
  Price Enterprises, Inc.  .............           6,600             114,263
 *Pride Petroleum Services, Inc.  ......          15,700             286,525
  Prima Energy Corp.  ..................           1,600              30,900
 *Primadonna Resorts, Inc.  ............          16,200             301,725
 *Primark Corp.  .......................             900              23,625
  Prime Bancorp, Inc.  .................           1,465              29,300
 *Prime Hospitality Corp.  .............          14,700             244,388
 *Prime Medical Services, Inc.  ........          10,500             120,750
  Primesource Corp.  ...................           4,581              34,930
 *Printronix, Inc.  ....................           5,625              79,805
 *Procept, Inc.  .......................           5,000               5,859
 *Procyte Corp.  .......................           8,000              17,500
  Production Operators Corp.  ..........           4,000             180,500
  Progress Financial Corp.  ............           1,000               8,563
 *Progress Software Corp.  .............           7,100             142,444
  Progressive Bank, Inc.  ..............           1,000              34,500
 *Project Software & Development,  Inc.            3,800             159,600
  Proler International Corp.  ..........           8,500              76,500
 *Pronet, Inc.  ........................           4,400              22,275
 *Protein Design Labs, Inc.  ...........           6,200             149,188
 *Proteon, Inc.  .......................           6,100              23,447
 *Protocol Systems, Inc.  ..............           3,400              45,050
  Providence & Worcester Railroad  Co.               800               5,900
  Providence Energy Corp.  .............           5,300              93,413
  Provident Bankshares Corp.  ..........           3,300             127,256
 *Proxim, Inc.  ........................           3,600              67,725
 *Proxima Corp.  .......................           2,800              38,675
 *Psychemedics Corp.  ..................           8,800              52,800
  Public Service Co. of
   North Carolina ......................           4,900              93,100
 *Publicker Industries, Inc.  ..........           3,200               4,851
  Pulaski Furniture Corp.  .............           1,300              21,938
 *Pure Atria Corp.  ....................           2,204              61,023
 *Pure Tech International, Inc.
   (Private Placement) .................          10,000              18,984
 *Pure World, Inc.  ....................           3,100               6,491
 *Q Logic Corp.  .......................           4,450              82,881
 *QMS, Inc.  ...........................           5,900              34,663
 *Quad Systems Corp.  ..................           1,600              16,600
  Quaker Chemical Corp.  ...............           3,400              57,375
 *Quaker City Bancorp, Inc.  ...........           1,600              27,500
 *Quaker Fabric Corp.  .................           4,000              41,500
  Quaker State Corp.  ..................          13,500             231,188
*#Quality Dining, Inc.  ................           9,100             207,025
 *Quality Food Centers, Inc.  ..........           9,700             366,781
 *Quality Semiconductor, Inc.n  ........           2,700              20,588
 *Quality Systems, Inc.  ...............           3,300              30,113
  Quanex Corp.  ........................           8,500             227,375
 *Quarterdeck Office Systems, Inc.  ....          19,900             130,594
  Queens County Bancorp  ...............           3,000             140,250
  Quest Medical, Inc.  .................           8,109              58,283
 *Quickresponse Services, Inc.  ........           4,400             138,600
 *Quickturn Design Systems, Inc.  ......           5,500              93,844
 *Quidel Corp.  ........................          11,900              43,138
 *Quiksilver, Inc.  ....................           2,700              53,831
 *Quipp, Inc.  .........................             200               2,088
  Quixote Corp.  .......................           4,300              39,238
 *R & B, Inc.  .........................           3,500              28,656

                                                  Shares                Value+
                                                  --------          ----------
  RCSB Financial, Inc.  ................           6,400            $192,400
 *RF Monolithics, Inc.  ................           2,000              23,250
  RLI Corp.  ...........................           3,100              98,425
*#RMI Titanium Co.  ....................          11,000             255,750
 *RPC Energy Services, Inc.  ...........          22,800             353,400
 *Racotek, Inc.  .......................          10,000              45,000
 *Radius, Inc.  ........................           9,019               7,328
 *Rag Shops, Inc.  .....................           2,300               4,744
 *Ragan (Brad), Inc.  ..................           3,800             117,800
 *Railtex, Inc.  .......................           5,000             123,125
 *Rainbow Technologies, Inc.  ..........           3,500              68,250
 *Rally's Hamburgers, Inc.  ............           6,200              26,156
  Ramapo Financial Corp.  ..............           3,200              16,400
 *Ramsay Health Care, Inc.  ............           3,500               9,406
 *Ramsay Managed Care, Inc.  ...........              13                   8
 *Ramtron International Corp.  .........          17,300             129,750
  Raritan Bancorp, Inc. DE  ............             200               4,650
  Raven Industries, Inc.  ..............           9,150             193,866
 *Rawlings Sporting Goods, Inc.  .......           4,200              33,075
  Raymond Corp.  .......................           6,135             108,896
  Raymond James Financial, Inc.  .......          10,500             297,938
 *Readicare, Inc.  .....................          11,400             104,025
 *Reading Entertainment, Inc.  .........           2,000              19,625
 *Recoton Corp.  .......................           5,466              81,307
 *Recovery Engineering, Inc.  ..........           2,400              19,200
*#Redhook Ale Brewery, Inc.  ...........           2,000              28,000
 *Redwood Empire Bancorp  ..............             900               9,675
 *Reeds Jewelers, Inc.  ................             220               1,540
  Refac Technology Development  Corp.  .           7,000              45,938
 *Reflectone, Inc.  ....................           1,000              19,125
  Regal Beloit Corp.  ..................          10,200             197,625
 *Regency Health Services, Inc.  .......           8,400              88,200
 *Regeneron Pharmaceuticals, Inc.  .....           7,900             150,100
  Regis Corp.  .........................          12,670             313,583
 *Rehabcare Corp.  .....................           1,800              32,063
 *Rehabilicare, Inc.  ..................           1,800               5,231
  Reinsurance Group America, Inc.  .....           1,200              56,400
 *Reliability, Inc.  ...................           2,500              17,188
  Reliance Steel and Aluminum Co.  .....           4,400             165,000
  Reliv International, Inc.  ...........           5,000              33,750
*#Reno Air, Inc.  ......................           5,700              45,244
 *Rent-Way, Inc.  ......................           1,000               9,750
 *Rentrak Corp.  .......................           6,600              25,163
 *Repligen Corp.  ......................           6,100               7,053
 *Reptron Electronics, Inc.  ...........           3,300              66,619
 *Republic Automotive Parts, Inc.  .....           4,100              65,600
  Republic Bancorp, Inc.  ..............           9,312             111,738
 *Republic Engineered Steels, Inc.  ....          10,000              22,500
  Republic Gypsum Co.  .................           6,200             113,150
  Republic Savings Financial Corp.  ....           3,500              20,125
 *Res-Care, Inc.  ......................           4,800              77,400
 *Research Industries Corp.  ...........           3,800              78,613
 *Resound Corp.  .......................           9,200              80,500
  Resource Bancshares Mortgage  Group,
    Inc. ...............................          10,486             158,601
 *Respironics, Inc.  ...................          11,100             165,806
 *Response Oncology, Inc.  .............           4,080              39,525
 *Retirement Care Association, Inc.  ...           4,500              27,000
 *Retix, Inc.  .........................          12,400              89,125
 *Rex Stores Corp.  ....................           5,600              54,600
 *Rexel, Inc.  .........................          15,600             216,450
  Rexene Corp.  ........................           7,400              98,050
 *Rexhall Industries, Inc.  ............           1,050               8,138
 *Rexworks, Inc.  ......................           1,000               2,625

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Rhodes, Inc.  ........................           3,600            $ 25,200
 *Ribi Immunochem Research, Inc.  ......          11,400              37,763
 *Riddell Sports, Inc.  ................           3,255              14,953
*#Ride, Inc.  ..........................           4,200              33,338
  Riggs National Corp.  ................          17,800             308,163
 *Right Management Consultants,  Inc.  .           3,000              60,375
 *Right Start, Inc.  ...................           2,500              14,063
 *Rightchoice Managed Care, Inc.
   Class A .............................           1,500              13,688
 *Rimage Corp.  ........................           2,000               8,250
 *Ringer Corp.  ........................           6,500              10,766
 *Rio Hotel & Casino, Inc.  ............          12,700             190,500
  Riser Foods, Inc. Class A  ...........           4,800             146,400
  Rival Co.  ...........................           3,900              87,263
 *River Oaks Furniture, Inc.  ..........           2,400               7,650
  Riverside Group, Inc.  ...............           1,000               2,750
  Riverside National Bank CA  ..........           1,000              17,688
  Rivianna Foods, Inc.  ................           6,400             116,400
 *Roadmaster Industries, Inc.  .........          16,900              19,013
  Roanoke Electric Steel Corp.  ........           2,200              30,525
  Robbins & Myers, Inc.  ...............           7,800             181,350
 *Roberds, Inc.  .......................           2,300              23,000
*#Roberts Pharmaceutical Corp.  ........           7,400              82,325
 *Roberts Pharmaceutical Corp.
   (Private Placement) .................           3,700              37,046
 *Robertson-Ceco Corp.  ................           6,418              51,344
  Robinson Nugent, Inc.  ...............           4,000              19,500
 *Robotic Vision Systems, Inc.  ........           7,499              98,428
 *Rock Bottom Restaurants, Inc.  .......           3,700              34,919
  Rock-Tenn Co. Class A  ...............          13,860             288,461
 *Rocky Mountain Chocolate Factory  ....           1,500              10,406
 *Rocky Shoes & Boots, Inc.  ...........           2,000              18,125
 *Rodman & Renshaw Capital Group,  Inc.            1,300               1,950
 *Rogers Corp.  ........................          10,000             275,000
 *Rohr, Inc.  ..........................          13,000             227,500
 *Rollins Environmental Services,  Inc.           33,800              67,600
  Rollins Truck Leasing Corp.  .........          24,300             291,600
  Roper Industries, Inc.  ..............           7,300             315,725
 *Ross Systems, Inc.  ..................           7,173              50,211
 *Rotech Medical Corp.  ................          13,400             227,800
  Rotonics Manufacturing, Inc.  ........           2,500               3,750
 *Rottlund, Inc.  ......................           2,300              11,788
  Rouge Steel Co. Class A  .............           5,400             116,775
  Rowe Furniture Corp.  ................           6,712              52,018
 *Royal Appliance Manufacturing Co.  ...          12,700             100,013
  Royal Bancshares of Pennsylvania
   Class A .............................           2,450              27,563
 *Royal Grip, Inc.  ....................           1,100               2,750
 *Ruby Tuesday, Inc.  ..................           8,750             141,094
  Ruddick Corp.  .......................          18,600             246,450
 *Rural/Metro Corp.  ...................           5,400             191,025
  Russ Berrie & Co., Inc.  .............          12,800             225,600
  Ryan Beck & Co.  .....................             210                 932
 *Ryans Family Steak Houses, Inc.  .....          21,400             147,794
  Rykoff-Sexton, Inc.  .................          11,000             159,500
  Ryland Group, Inc.  ..................           8,800             122,100
 *S&K Famous Brands, Inc.  .............           1,900              17,456
  S&T Bancorp, Inc.  ...................           3,600             110,250
 *S3, Inc.  ............................           2,500              42,344
*#SBE, Inc.  ...........................             900               3,938
 *SBS Technologies, Inc.  ..............           1,100              29,700
 *SDL, Inc.  ...........................           7,200             163,350

                                                  Shares                Value+
                                                  --------          ----------
  SEI Corp.  ...........................          10,300            $230,463
 *SFX Broadcasting, Inc. Class A  ......           1,900              57,950
  SI Handling, Inc.  ...................           1,050              14,897
  SJW Corp.  ...........................             600              26,550
  SL Industries, Inc.  .................           9,200              70,150
 *SMC Corp.  ...........................           2,600              22,750
 *SMT Health Services, Inc.  ...........           1,100               7,906
 *SPS Technologies, Inc.  ..............           2,600             163,150
 *SPS Transaction Service, Inc.  .......          10,500             165,375
 *SPSS, Inc.  ..........................           3,100              90,481
  SPX Corp.  ...........................           5,800             184,150
 *SSE Telecom, Inc.  ...................           2,300              19,263
 *STB Systems, Inc.  ...................           1,800              40,163
 *STM Wireless, Inc. Class A  ..........           2,900              20,844
 *Safeguard Health Enterprises, Inc.  ..           4,400              89,650
 *Safeskin Corp.  ......................           5,000             257,500
 *Safety 1st, Inc.  ....................           2,900              32,806
 *Safety Components International,
   Inc. ................................           2,600              31,200
 *Saga Communications, Inc.
   Class A .............................           2,781              54,577
  Saint Francis Capital Corp.  .........           2,900              77,938
  Saint Joseph Light & Power Co.  ......          54,400             829,600
 *Saint Jude Medical, Inc.  ............               0                   0
  Saint Mary Land & Exploration Co.  ...           4,800             105,000
  Saint Paul Bancorp, Inc.  ............           9,800             276,238
 *Salant Corp. DE  .....................           6,500              22,750
 *Salick Health Care, Inc.
   Redeemable Shares ...................           2,850             113,288
 *Salton/Maxim Housewares, Inc.  .......           2,600              19,175
 *Sam & Libby, Inc.  ...................           3,400                 340
 *San Filippo (John B.) & Son, Inc.  ...           5,000              25,938
 *San Francisco Co. Class A  ...........             400                 140
  Sanderson Farms, Inc.  ...............           5,400              86,063
  Sands Regent Casino Hotel  ...........           2,000               6,125
  Sandwich Co-Operative Bank MA  .......             200               5,800
 *Sangstat Medical Corp.  ..............           7,200             163,350
 *Santa Cruz Operation, Inc.  ..........          20,600             132,613
 *Santa Fe Gaming Corp.  ...............           2,500               3,750
  Santa Monica Bank CA  ................           2,800              45,150
 *Satcon Technology Corp.  .............           4,000              30,000
  Savannah Foods & Industries, Inc.  ...          14,400             205,200
 *Savoy Pictures Entertainment, Inc.  ..           9,800              31,850
  Sbarro, Inc.  ........................           8,100             211,613
 *Scan-Optics, Inc.  ...................          14,900              55,875
  Schawk, Inc. Class A  ................           6,200              45,725
 *Schieb (Earl), Inc.  .................           2,900              19,938
 *Schuler Homes, Inc.  .................          12,300              72,263
  Schult Homes Corp.  ..................           1,100              25,575
  Schultz Sav-O Stores, Inc.  ..........           3,000              43,500
 *Sciclone Pharmaceuticals, Inc.  ......           9,400              76,375
 *Scientific Games Holdings Corp.  .....           5,400             142,425
  Scientific Technologies, Inc.  .......           3,800              34,675
 *Scios-Nova, Inc.  ....................          19,487             110,832
  Scope Industries, Inc.  ..............           3,500             174,125
 *Score Board, Inc.  ...................           3,400               9,031
  Scotsman Industries, Inc.  ...........           4,900             113,925
 *Scott's Liquid Gold, Inc.  ...........           4,000               6,250
 *Scotts Co. Class A  ..................          11,300             204,813
  Seacoast Banking Corp. Class A  ......           1,500              38,813
 *Seacor Holdings, Inc.  ...............           4,100             259,325
  Seafield Capital Corp.  ..............           3,600             125,100
 *Seagull Energy Corp.  ................          14,700             336,263
  Sealright Co., Inc.  .................           4,400              50,600
 *Seattle Filmworks, Inc.  .............           4,700              90,769

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
  Seaway Food Town, Inc.  ..............             200            $  5,225
  Second Bancorp, Inc.  ................             300               9,263
  Security Capital Corp. W.I.  .........             600              42,825
  Security Connecticut Corp.  ..........           3,400             117,300
 *Seda Specialty Packaging Corp.  ......           2,000              37,875
 *Seeq Technology, Inc. DE  ............          16,600              52,134
 *Seitel, Inc.  ........................           3,800             153,900
  Selas Corp. of America  ..............           1,400              22,750
  Selective Insurance Group, Inc.  .....           6,000             204,750
 *Selfix, Inc.  ........................           1,000               5,875
 *Semiconductor Packaging Materials
   Co., Inc. ...........................           3,300              36,300
 *Semitool, Inc.  ......................           6,500              71,906
 *Semtech Corp.  .......................           2,400              43,350
 *Seneca Foods Corp.  ..................           1,100              18,013
 *Seneca Foods Corp. Class A  ..........             200               3,150
 *Sepracor, Inc.  ......................          10,700             178,556
 *Sequa Corp. Class A  .................           2,600             104,000
 *Sequent Computer Systems, Inc.  ......          19,800             335,363
 *Sequoia Systems, Inc.  ...............           6,100              13,439
 *Sequus Pharmaceuticals, Inc.  ........          16,100             229,425
 *Seragen, Inc.  .......................           8,300              12,191
 *Serv-Tech, Inc.  .....................           2,600               7,638
 *Service Merchandise Co., Inc.  .......          46,900             257,950
 *Servico, Inc.  .......................           5,100              79,050
 *Servotronics, Inc.  ..................           1,030               5,794
  Sevenson Environmental Services,
   Inc. ................................           1,300              21,775
 *Shaman Pharmaceuticals  ..............           6,200              37,200
 *Shared Technologies Fairchild, Inc.  .           7,500              65,625
 *Sharper Image Corp.  .................           5,900              20,281
 *Shaw Group, Inc.  ....................           4,700             121,025
 *Sheffield Medical Technologies, Inc.             5,600              22,050
  Shelby Williams Industries, Inc.  ....           4,400              56,650
 *Sheldahl, Inc.  ......................          10,300             195,700
  Shelter Components, Inc.  ............           3,031              37,888
 *Sherwood Group, Inc.  ................           5,200              54,600
 *Shiloh Industries, Inc.  .............           7,000             117,250
 *Shoe Carnival, Inc.  .................           5,200              27,950
 *Sholodge, Inc.  ......................           3,600              48,150
 *Shoney's, Inc.  ......................          22,802             188,117
  Shopko Stores, Inc.  .................          19,400             300,700
  Shoreline Financial Corp.  ...........           1,680              38,010
 *Shorewood Packaging Corp.  ...........           9,200             171,925
 *Show Biz Pizza Time, Inc.  ...........          11,100             180,375
  Showboat, Inc.  ......................           6,400             119,200
 *Showscan Corp.  ......................           4,000              21,250
 *Shuffle Master, Inc.  ................           5,600              54,250
 *Sierra Health Services, Inc.  ........           7,000             172,375
 *Sierra Semiconductor Corp.  ..........          15,500             224,750
  Sierrawest Bancorp  ..................             200               3,050
  Sifco Industries, Inc.  ..............           8,800              94,600
  Sigcorp, Inc.  .......................           7,900             272,550
 *Sight Resource Corp.  ................           4,000              21,500
 *Sigma Circuits, Inc.  ................           1,500               9,844
 *Sigma Designs, Inc.  .................           4,400              40,975
 *Sigmatron International, Inc.  .......             800              10,600
*#Signal Apparel Co., Inc. Class A  ....           4,200              14,963
 *Signal Technology Corp.  .............           2,700              19,913
 *Silicon Storage Technology, Inc.  ....           3,500              27,781
 *Silicon Valley Bancshares  ...........           4,100             123,000
 *Silicon Valley Group, Inc.  ..........           3,300              69,713
 *Siliconix, Inc.  .....................           4,000              91,000
*#Silver King Communications, Inc.  ....           3,800              94,525
*#Silverado Foods, Inc.  ...............           2,400               7,200

                                                  Shares                Value+
                                                  --------          ----------
  Simmons First National Corp.
   Class A .............................           1,100            $ 44,000
  Simpson Industries, Inc.  ............           8,750              90,781
 *Simula, Inc.  ........................           5,450              83,113
 *Sinter Metals, Inc. Class A  .........           2,000              50,000
 *Sirena Apparel Group, Inc.  ..........           2,100               5,972
 *Sizzler International, Inc.  .........          16,200              46,575
  Skyline Corp.  .......................           5,200             135,200
  Skywest, Inc.  .......................           5,900              83,706
 *Sloane's Supermarkets, Inc.  .........           1,900               4,513
  Smart & Final Food, Inc.  ............          12,150             262,744
  Smith (A.O.) Corp.  ..................           7,500             222,188
  Smith (A.O.) Corp. Convertible
   Class A .............................           2,400              69,600
 *Smith Environmental Technologies
   Corp. ...............................           2,900               2,356
 *Smithfield Foods, Inc.  ..............          10,700             350,425
 *Smiths Food & Drug Centers, Inc.
   Class B .............................           4,500             136,125
  Smucker (J.M.) Co. Class A  ..........           5,700             102,600
  Smucker (J.M.) Co. Class B  ..........           5,900             100,300
  Snyder Oil Corp.  ....................          17,600             303,600
 *Sodak Gaming, Inc.  ..................          11,400             184,538
 *Softdesk, Inc.  ......................           2,400              21,150
 *Softech, Inc.  .......................           1,600               4,400
 *Softnet Systems, Inc.
   (Private Placement) .................           2,536              11,127
 *Software Publishing Corp.  ...........           5,525               7,770
 *Software Spectrum, Inc.  .............           1,900              58,663
 *Somatix Therapies Corp.  .............          13,300              47,381
 *Somatogen, Inc.  .....................          10,300             113,300
  Somerset Group, Inc.  ................             250               4,188
 *Sonic Corp.  .........................           6,000             138,000
 *Sonic Solutions  .....................           3,000              20,063
 *Sound Advice, Inc.  ..................           1,900               3,266
  South Jersey Industries, Inc.  .......           3,948              95,246
  Southdown, Inc.  .....................          12,400             404,550
  Southeastern Michigan Gas
   Enterprises, Inc. ...................           4,749              84,295
  Southern California Water Co.  .......           3,100              72,463
 *Southern Electronics Corp.  ..........           3,950              40,981
 *Southern Energy Homes, Inc.  .........           6,375              78,492
 *Southern Union Co.  ..................           6,285             154,776
 *Southwall Technologies, Inc.  ........           3,500              23,406
  Southwest Bancorp, Inc.  .............           1,500              30,375
  Southwest Bancshares, Inc. DE  .......           1,350              24,806
  Southwest Gas Corp.  .................          13,200             257,400
  Southwest National Corp.  ............             200               8,225
  Southwest Securities Group, Inc  .....           3,600              46,125
  Southwest Water Co.  .................           1,050              13,519
  Southwestern Energy Co.  .............           9,800             156,800
  Sovereign Bancorp, Inc.  .............          24,672             326,904
 *Spacehab, Inc.  ......................           1,000               6,625
 *Spacelabs Medical, Inc.  .............           5,600             112,700
 *Spaghetti Warehouse, Inc.  ...........           3,400              17,000
  Span-American Medical System,  Inc.  .           1,700               7,225
  Spartan Motors, Inc.  ................           8,900              56,738
  Spartech Corp.  ......................           9,300              98,813
 *Sparton Corp.  .......................           7,700              61,600
 *Special Devices, Inc.  ...............           3,100              44,756
 *Specialty Chemical Resources, Inc.  ..           1,500               2,625
 *Specialty Equipment Co., Inc.  .......           8,800             104,500
 *Specialty Paperboard, Inc.  ..........           1,600              28,800
 *Spectran Corp.  ......................           3,200              56,200

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Spectranetics Corp.  .................           9,202            $ 40,834
 *Spectrian Corp.  .....................           3,300              32,175
 *Spectrum Control, Inc.  ..............           4,200              13,519
 *Spectrum Holobyte, Inc.  .............          14,400              70,200
 *Speedfam International, Inc.  ........           4,200              84,788
 *Speizman Industries, Inc.  ...........           1,800               9,956
 *Spire Corp.  .........................           3,200               9,200
 *Sport Chalet, Inc.  ..................           1,400               4,725
 *Sport Supply Group, Inc.  ............           2,700              15,863
 *Sportmart, Inc.  .....................           2,100               6,956
 *Sportmart, Inc. Class A  .............           2,000               5,875
 *Sports & Recreation, Inc.  ...........          10,900              94,013
 *Sports Club Co., Inc.  ...............           4,500              11,813
 *Staar Surgical Co.  ..................           5,100              57,375
*#Stac Electronics  ....................          14,300              96,972
 *Stacey's Buffet, Inc.  ...............             740                 486
 *Staff Builders, Inc. Class A  ........          13,300              32,419
 *Stage II Apparel Corp.  ..............           1,700               4,250
 *Standard Commercial Corp.  ...........           3,742              50,518
 *Standard Management Corp.  ...........           2,100               9,844
 *Standard Microsystems Corp.  .........           8,800              96,800
  Standard Motor Products, Inc.
   Class A .............................           5,300              72,875
  Standard Pacific Corp. DE  ...........          12,200              71,675
  Standard Products Co.  ...............           8,400             192,150
  Standex International Corp.  .........           5,500             170,500
 *Stanford Telecommunications, Inc.  ...           6,900             194,063
  Stanhome, Inc.  ......................           8,000             219,000
 *Stanley Furniture, Inc.  .............           1,900              31,113
  Stant Corp.  .........................          10,000             125,000
 *Star Multi Care Services, Inc.  ......              85                 489
 *Starcraft Corp.  .....................           1,300               4,956
  Starret Housing Corp.  ...............           3,900              43,388
  Starrett (L.S.) Co. Class A  .........           2,400              66,600
 *Starsight Telecast, Inc.  ............          12,700              91,281
 *Starter Corp.  .......................          13,400              83,750
  State Auto Financial Corp.  ..........           7,200             115,200
 *State of the Art, Inc.  ..............           5,200              66,625
 *Station Casinos, Inc.  ...............          17,700             188,063
 *Steck-Vaughn Publishing Corp.  .......           1,200              13,500
  Steel Technologies, Inc.  ............           4,800              60,600
 *Steel of West Virginia, Inc.  ........           4,400              24,750
 *Stein Mart, Inc.  ....................          11,200             215,600
  Stepan Co.  ..........................           6,400             121,600
  Stephan Co.  .........................           1,700              21,463
  Sterling Bancorp  ....................           2,900              43,138
  Sterling Bancshares  .................           2,350              40,244
 *Sterling Electronics Corp.  ..........           2,700              38,475
 *Sterling Financial Corp. WA  .........           1,820              24,684
 *Sterling House Corp.  ................           2,500              21,250
 *Stevens Graphics Corp. Class A  ......           4,000               5,500
  Stewart Information Services Corp.  ..           2,600              54,763
  Stifel Financial Corp.  ..............           1,680              13,860
 *Stimsonite Corp.  ....................           3,600              21,375
 *Stokely USA, Inc.  ...................           6,800              12,750
  Stone & Webster, Inc.  ...............           5,200             169,650
 *Stone Energy Corp.  ..................           5,900             136,438
 *Strategic Distribution, Inc.  ........          16,192             112,332
 *Stratus Computer, Inc.  ..............           5,000             128,750
  Strawbridge & Clothier Class A  ......           4,200              69,825
 *Streamlogic Corp.  ...................           8,400              12,600
  Stride Rite Corp.  ...................          29,300             293,000
 *Strouds, Inc.  .......................           4,700              18,800
 *Structural Dynamics Research  Corp.  .           2,400              46,800

                                                  Shares                Value+
                                                  --------          ----------
 *Struthers Industries, Inc.  ..........           4,700            $  9,621
 *Stuart Entertainment, Inc.  ..........           2,700              15,188
  Student Loan Corp.  ..................           5,600             216,300
  Sturm Ruger & Co., Inc.  .............          17,000             303,875
 *Submicron Systems Corp.  .............           6,700              30,988
 *Substance Abuse Technologies,  Inc.  .          17,700              33,188
 *Successories, Inc.  ..................           2,600              18,363
 *Sudbury, Inc.  .......................           5,600              69,650
  Suffolk Bancorp  .....................           1,000              38,750
 *Sugen, Inc.  .........................           5,100              64,069
 *Sulcus Computer Corp.  ...............           5,800              12,325
  Sullivan Dental Products, Inc.  ......           5,800              76,850
  Sumitomo Bank of California  .........           6,600             169,125
 *Summa Four, Inc.  ....................           2,500              22,344
 *Summit Care Corp.  ...................           2,700              39,825
 *Summit Technology, Inc.  .............          12,300              64,191
 *Summitt Medical Systems, Inc.  .......           3,600              29,700
 *Sun Coast Plastics, Inc.  ............           1,600               5,600
 *Sun Healthcare Group, Inc.  ..........          17,100             213,750
 *Sun Sportswear, Inc.  ................           2,300               4,744
  Sun Television and Appliances, Inc.  .          10,400              27,300
 *Sunair Electronics, Inc.  ............           3,000               6,563
 *Sunbelt Nursery Group, Inc.  .........           2,600               3,900
 *Sundance Homes, Inc.  ................           4,300              12,900
 *Sunglass Hut International, Inc.  ....           9,500              68,875
 *Sunrise Medical, Inc.  ...............           7,700             110,688
 *Sunrise Resources, Inc.  .............           2,900              12,506
 *Sunshine Mining and Refining Co.  ....           3,000               3,375
 *Superconductor Technologies, Inc.  ...           2,400              10,500
  Superior Surgical Manufacturing  Co.,
   Inc. ................................           9,900             127,463
 *Supertex, Inc.  ......................          28,100             528,631
 *Suprema Specialties, Inc.  ...........           1,000               4,938
 *Supreme Industries, Inc.  ............           3,630              19,058
 *Supreme International Corp.  .........           1,700              27,200
 *Surety Capital Corp.  ................           1,800               7,763
 *Surgical Laser Technologies, Inc.  ...           4,900               6,431
  Susquehanna Bancshares, Inc.  ........           5,175             183,066
 *Swift Energy Corp.  ..................           6,820             215,683
 *Swift Transportation, Inc.  ..........           9,500             228,594
 *Swing-n-Slide Corp.  .................           1,936               6,292
 *Swisher International, Inc.  .........             700               4,638
 *Swiss Army Brands, Inc.  .............           4,800              67,200
 *Sybron Chemicals, Inc.  ..............           1,100              17,600
 *Sylvan Foods Holdings, Inc.  .........           2,500              31,406
 *Sylvan Learning Systems, Inc.  .......           2,250              59,203
 *Symantec Corp.  ......................          20,800             312,000
 *Symix Systems, Inc.  .................           2,000              15,375
 *Symmetricom, Inc.  ...................           6,200             117,413
 *Syms Corp.  ..........................           9,900              86,625
  Synalloy Corp. DE  ...................          14,400             235,800
 *Synbiotics Corp.  ....................           2,300               8,338
 *Syncor International Corp. DE  .......           4,200              42,263
 *Synetic, Inc.  .......................           6,600             307,313
 *Syntellect, Inc.  ....................           6,700              33,081
 *Syquest Technology, Inc.  ............           5,000              24,688
 *Syratech Corp.  ......................           3,400             105,400
  System Software Associates, Inc.  ....          21,300             296,869
 *Systemix, Inc.  ......................           4,300              63,694
 *Systems & Computer Technology  Corp.            16,700             248,413
 *Systemsoft Corp.  ....................           8,200             150,163
 *T Cell Sciences, Inc.  ...............           9,900              18,563
 *T-HQ, Inc.  ..........................             200               1,556

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *T-Netix, Inc.  .......................           3,200            $ 42,000
 *TBC Corp.  ...........................           9,550              69,834
  TCBY Enterprises, Inc.  ..............          10,100              42,925
 *TCC Industries, Inc.  ................           1,100               1,788
 *TCI International, Inc.  .............           1,600              11,600
 *TCSI Corp.  ..........................          10,400              91,650
 *TESSCO Technologies, Inc.  ...........           1,700              62,263
 *TFC Enterprises, Inc.  ...............           4,500              10,688
 *TII Industries, Inc.  ................           3,760              23,030
  TJ International, Inc.  ..............           8,800             191,400
 *TMBR/Sharp Drilling, Inc.  ...........           1,300              12,025
  TNP Enterprises, Inc.  ...............           4,400             112,200
 *TPC Corp.  ...........................           7,200              67,500
  TR Financial Corp.  ..................           4,900             143,631
 *TRC Companies, Inc.  .................           4,600              23,000
 *TRM Copy Centers Corp.  ..............           4,000              42,250
 *TRO Learning, Inc.  ..................           2,400              48,600
 *TSF Communications Corp.  ............           2,400              60,900
  TSI, Inc. MN  ........................           6,600              68,475
 *TSR, Inc.  ...........................             400               3,750
 *TSX Corp.  ...........................           5,250              48,891
  Tab Products Co. DE  .................           2,400              18,600
 *Taco Cabana Inc.  ....................           9,200              61,525
 *Talley Industries, Inc.  .............           7,000              53,375
 *Tandy Brand Accessories, Inc.  .......           2,100              13,388
 *Tandy Crafts, Inc.  ..................           4,800              31,800
 *Tanknology Environmental, Inc.  ......           5,700              11,756
 *Target Therapeutics, Inc.  ...........           5,900             203,919
 *Targeted Genetics Corp.  .............           5,000              19,375
  Tasty Baking Co.  ....................           3,700              54,113
 *Team, Inc.  ..........................           2,800               4,375
 *Tech-Sym Corp.  ......................           2,700              78,638
  Tech/Ops Sevcon, Inc.  ...............           1,300              18,200
 *Techne Corp.  ........................           3,800              90,250
 *Technical Communications Corp.  ......           1,000               9,625
  Technitrol, Inc.  ....................           4,700             169,200
 *Technol Medical Products, Inc.  ......           7,900             106,156
  Technology Research Corp.  ...........           2,100               8,925
 *Technology Solutions Corp.  ..........           6,100             276,025
  Tejon Ranch Co.  .....................           9,100             147,875
 *Tekelec  .............................           5,800              79,025
 *Telco Systems, Inc.  .................           6,200             109,275
 *Telemundo Group, Inc. Class A  .......           3,200              91,000
  Telxon Corp.  ........................           6,400              77,200
 *Temtex Industries, Inc.  .............           1,400               4,113
 *Tencor Instruments  ..................          15,400             410,025
  Tennant Co.  .........................           4,000             100,500
 *Terex Corp.  .........................           4,500              39,938
 *Tesoro Petroleum Corp.  ..............          10,300             149,350
 *Tetra Tech, Inc.  ....................           5,312              99,932
 *Tetra Technologies, Inc.  ............           5,100             129,731
 *Texas Biotechnology Corp.  ...........          12,000              36,000
  Texas Industries, Inc.  ..............           3,900             221,813
 *Texas Meridian Resources Corp.  ......           7,200             119,700
  Texas Regional Banchshares, Inc.
   Class A .............................           2,500              85,000
 *Texfi Industries, Inc.  ..............           5,200              13,000
 *Thackeray Corp.  .....................           3,600               9,450
 *Theragenics Corp.  ...................           5,600             126,000
 *Theratech, Inc. UT  ..................          10,150             111,650
 *Theratx, Inc.  .......................          12,286             129,003
 *Thermo Ecotek Corp.  .................           6,300              99,225
 *Thermo Power Corp.  ..................           4,900              44,100
  Thermo Remediation, Inc.  ............           5,000              51,875
 *Thermo Terratech, Inc.  ..............           7,000              68,250

                                                  Shares                Value+
                                                  --------          ----------
 *Thermo Voltek Corp.  .................           3,300            $ 35,888
 *Thermwood Corp.  .....................           1,000               1,625
 *Thomas Group, Inc.  ..................           3,100              26,738
  Thomas Industries, Inc.  .............           4,000              81,000
  Thomaston Mills, Inc.  ...............           2,000              22,750
  Thor Industries, Inc.  ...............           4,000              95,500
 *Thorn Apple Valley, Inc.  ............           4,000              51,000
 *Three-Five Systems, Inc.  ............           3,100              37,588
 *Timberland Co. Class A  ..............           3,000             116,250
  Timberline Software Corp.  ...........           2,100              17,456
 *Tipperary Corp.  .....................           6,000              30,000
 *Titan Corp.  .........................           8,300              24,900
  Titan Holdings, Inc.  ................           4,920              73,800
 #Titan Wheel International, Inc.  .....           8,900             117,925
  Toastmaster, Inc.  ...................           3,000               9,000
*#Todays Man, Inc.  ....................           4,300               7,525
 *Todd Shipyards Corp.  ................           3,900              26,813
  Todd-AO Corp. Class A  ...............             220               2,338
 *Todhunter International, Inc.  .......           3,600              30,375
 *Tokheim Corp.  .......................           3,100              27,900
 *Toll Brothers, Inc.  .................          19,800             393,525
  Tompkins County Trustco, Inc.  .......             220               7,205
 *Top Source Technologies, Inc.  .......          14,200              48,813
 *Topps, Inc.  .........................          28,000             120,750
*#Tops Appliance City, Inc.  ...........           2,900               4,713
 *Toreador Royalty Corp.  ..............           1,500               4,125
  Toro Co.  ............................           4,700             167,438
*#Toronto-Dominion Bank  ...............           3,841             102,267
  Tower Air, Inc.  .....................           9,000              27,281
 *Tower Automotive, Inc.  ..............           5,600             179,200
 *Toy Biz, Inc. Class A  ...............           6,700             123,950
 *Tracor, Inc.  ........................           9,800             214,988
 *Tractor Supply Co.  ..................           5,000             106,875
 *Trak Auto Corp.  .....................           3,300              54,863
  Trans Financial, Inc.  ...............           4,500              95,906
*#Trans World Airlines, Inc.  ..........          14,700             113,925
 *Trans World Entertainment Corp.  .....           4,900              39,200
 *TransNet Corp.  ......................           2,000               6,188
 *Transaction Network Services, Inc.  ..           6,900              84,956
 *Transcend Services, Inc.  ............             200               1,175
 *Transmation, Inc.  ...................           1,000              10,000
  Transmedia Network, Inc.  ............           5,650              36,725
  Transnational RE Corp. Class A  ......           2,200              55,138
  Transport Leasing International,
   Inc. ................................           1,700               8,181
  Transtechnology Corp.  ...............           3,000              58,125
 *Transwitch Corp.  ....................           6,000              36,000
 *Transworld Bancorp  ..................             250               4,438
 *Transworld Home Healthcare, Inc.  ....           5,000              60,625
 *Travel Ports of America, Inc.  .......           2,600               6,825
  Treadco, Inc.  .......................           3,000              29,063
  Tredegar Industries, Inc.  ...........           4,850             192,788
 *Tremont Corp. DE  ....................           4,600             167,325
 *Trend-Lines, Inc. Class A  ...........           3,500              17,063
  Trenwick Group, Inc.  ................           3,000             147,375
 *Tri-Lite, Inc.  ......................              29                   0
 *Triad Guaranty, Inc.  ................           2,700              80,325
 *Triad Systems Corp.  .................           8,800              73,700
  Triangle Bancorp, Inc.  ..............           4,100              65,088
 *Triangle Pacific Corp.  ..............           6,500             141,781
 *Triarc Companies, Inc. Class A  ......           7,600              85,500
 *Tricord Systems, Inc.  ...............           6,600              13,509
 *Trident Microsystems, Inc.  ..........           5,000             105,000
 *Tridex Corp.  ........................           1,500              17,813
 *Trimark Holdings, Inc.  ..............           1,700               8,713

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Trimble Navigation, Ltd.  ............           8,600            $117,713
 *Trimedyne, Inc.  .....................           5,400              18,731
 *Trinitec Systems, Inc. Class A  ......           2,900              12,144
  Trion, Inc.  .........................           2,300              10,638
 *Triple S Plastics, Inc.  .............             700               5,731
 *Tripos, Inc.  ........................           2,000              31,750
 *Triquint Semiconductor, Inc.  ........           3,200              72,000
 *Trism, Inc.  .........................           1,100               4,194
 *Tristar Corp.  .......................           1,000               7,063
  True North Communications, Inc.  .....           9,500             212,563
 *Truevision, Inc.  ....................           6,500              17,266
  Trust Company of New Jersey  .........           9,900             147,263
  Trustco Bank Corp. NY  ...............          11,941             258,970
 *Tseng Laboratories, Inc.  ............           9,500              60,563
 *Tuboscope Vetco International, Inc.  .           8,000             124,000
 *Tucson Electric Power Co.  ...........          12,080             226,500
 *Tuesday Morning Corp.  ...............           3,100              67,425
 *Tultex Corp.  ........................          14,900             106,163
 *Turner Corp.  ........................           2,600              22,425
  Tuscarora Plastics, Inc.  ............           3,500              78,750
  Twin Disc, Inc.  .....................           1,100              23,788
 *Tyco Toys, Inc.  .....................          20,900             245,575
 *Tyler Corp.  .........................          10,900              17,713
  U.S. Bancorp, Inc.  ..................           2,100              85,050
 *U.S. Bioscience, Inc.  ...............          11,200             134,400
  U.S. Freightways Corp.  ..............          12,800             332,000
 *UNC, Inc.  ...........................           7,200              66,600
  UNR Industries, Inc.  ................          18,300             123,525
 *URS Corp.  ...........................           4,460              37,353
 *US Can Corp.  ........................           5,100              84,788
 *US Servis, Inc.  .....................           2,500               6,797
  US Trust Corp.  ......................           4,900             364,438
 *US Xpress Enterprises, Inc.
   Class A .............................           2,700              24,300
 *USA Truck, Inc.  .....................           1,900              16,625
 *USCI, Inc.  ..........................           5,100              24,544
 *USData Corp.  ........................           3,450              23,503
 *USMX, Inc.  ..........................           5,900               8,850
  UST Corp.  ...........................           8,200             152,725
  USX-Delhi Group  .....................           5,000              73,750
*#UTI Energy Corp.  ....................           1,000              31,125
 *Ultimate Electronics, Inc.  ..........           3,100               9,300
 *Ultra Pacific, Inc.  .................           1,700               6,906
 *Ultradata Corp.  .....................           1,000               4,875
 *Ultrak, Inc.  ........................           4,100             125,563
*#Ultralife Batteries, Inc.  ...........           4,000              38,000
 *Ultratech Stepper, Inc.  .............           8,000             182,500
 *Unapix Entertainment, Inc.  ..........           1,000               4,000
  Uni-Marts, Inc.  .....................           4,500              28,688
  Unico American Corp.  ................           3,000              27,938
  Unifirst Corp.  ......................           9,200             194,350
 *Uniflex, Inc.  .......................           1,100              10,588
  Uniforce Temporary Personnel, Inc.  ..           2,700              48,600
*#Unigene Laboratories, Inc.  ..........          15,500              33,664
 *Unimed, Inc.  ........................           3,400              22,738
 *Union Acceptance Corp. Class A  ......           1,600              30,900
 *Union Corp. DE  ......................           3,900              87,263
  Union Planters Corp.  ................           4,575             189,291
 *Union Switch & Signal, Inc.  .........           5,900              43,881
 *Uniphase Corp.  ......................           6,000             354,000
 *Unique Mobility, Inc.  ...............           4,000              15,750
 *Uniroyal Technology Corp.  ...........           6,600              18,975
 *Unit Corp.  ..........................           8,700              72,863
 *Unit Instruments, Inc.  ..............           2,100              21,131
 *United American Healthcare Corp.  ....           3,700              23,588

                                                  Shares                Value+
                                                  --------          ----------
  United Bankshares, Inc. WV  ..........           5,800            $181,975
  United Carolina Bancshares Corp.  ....           9,450             378,591
 #United Cities Gas Co.  ...............           6,450             152,381
 *United Dental Care, Inc.  ............           1,500              41,438
  United Financial Corp. MN  ...........             400               7,750
 *United Foods, Inc. Class A  ..........           1,000               1,750
 *United Guardian, Inc.  ...............           1,900               3,859
  United Illuminating Co.  .............           7,100             236,963
  United Industrial Corp.  .............           5,300              31,138
  United National Bancorp  .............           1,072              37,922
 *United Retail Group, Inc.  ...........           5,500              16,500
 *United States Energy Corp.  ..........           2,600              35,588
  United States Facilities Corp.  ......           5,700             110,438
 *United States Home Corp.  ............           5,700             141,075
 *United States Homecare Corp.  ........           3,800               2,731
 *United States Long Distance Corp.  ...           7,500              66,563
 *United Stationers, Inc.  .............             222               4,690
 *United Video Satellite Group, Inc.
   Class A .............................           6,300              94,106
  United Water Resources, Inc.  ........          14,400             219,600
  United Wisconsin Services, Inc.  .....           5,000             129,375
 *Unitel Video, Inc.  ..................             600               4,950
  Unitil Corp.  ........................           1,400              27,300
  Unitog Co.  ..........................           2,900              78,663
 *Unitrode Corp.  ......................           4,600             123,625
 *Universal Electronics, Inc.  .........           2,700              15,356
  Universal Forest Products, Inc.  .....           8,700             109,838
 *Universal Hospital Services, Inc.  ...           2,900              27,188
 *Universal International, Inc.  .......           2,000               4,625
 *Universal Seismic Association, Inc.  .           1,700               7,225
 *Universal Standard Medical Labs,
   Inc. ................................           2,500               9,844
 *Uno Restaurant Corp.  ................           7,000              48,125
  Upper Peninsula Energy Corp.  ........           1,000              16,750
 *Uranuim Resources, Inc.  .............           4,000              37,000
 *Urban Outfitters, Inc.  ..............           8,700             127,238
 *Urohealth Systems, Inc. Class A  .....           1,900              16,031
*#Uromed Corp.  ........................          13,000             120,250
 *Utah Medical, Inc.  ..................           3,900              54,356
 *Utilx Corp.  .........................           2,900              10,603
 *V Band Systems, Inc.  ................           2,100               4,200
 *V Mark Software, Inc.  ...............           3,238              24,083
 *VLSI Technology, Inc.  ...............           2,200              50,600
 *VTEL Corp.  ..........................           7,200              73,800
 *VWR Scientific Products Corp.  .......           8,700             138,113
 *Valence Technology, Inc.  ............          11,800              51,256
 *Vallen Corp.  ........................           4,200              70,875
  Valley Forge Corp.  ..................             850              10,997
  Valley Resources, Inc.  ..............           2,600              30,875
  Vallicorp Holdings, Inc.  ............           5,400             109,013
  Valmont Industries, Inc.  ............           6,800             266,050
 *Value City Department Stores, Inc.  ..          17,800             226,950
  Value Line, Inc.  ....................           4,000             156,000
 *Valuevision International, Inc.
   Class A .............................          14,700              81,309
 *Vans, Inc.  ..........................           5,000              76,563
 *Varco International, Inc.  ...........          14,900             340,838
 *Vari L Co., Inc.  ....................           1,400              12,863
 *Variflex, Inc.  ......................           3,900              19,988
  Varlen Corp.  ........................           2,420              48,703
  Varsity Spirit Corp.  ................             200               3,100
 *Vaughn Communications, Inc.  .........           1,100               9,006
 *Vectra Banking Corp.  ................             800              13,600
 *Vectra Technologies, Inc.  ...........           2,700               5,738
 *Ventritex, Inc.  .....................          10,400             243,100

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Ventura County National Bancorp  .....           3,664            $ 17,862
 *Venture Stores, Inc.  ................          10,400              33,800
 *Venturian Corp.  .....................             200               1,675
 *Veritas DGC, Inc.  ...................           4,500              96,188
  Vermont Financial Services Corp.  ....           2,000              70,500
 *Vermont Teddy Bear, Inc.  ............           2,600               7,150
  Versa Technologies, Inc.  ............           2,400              33,150
 *Versar, Inc.  ........................           2,000               6,125
 *Vertex Communications Corp.  .........           2,800              48,300
  Vesta Insurance Group, Inc.  .........           4,600             148,350
 *Veterinary Centers of America, Inc.  .           7,900              83,444
 *Vical, Inc.  .........................           6,100             113,613
 *Vicorp Restaurants, Inc.  ............           3,600              50,400
 *Video Display Corp.  .................           1,200               4,575
 *Video Lottery Technologies, Inc.  ....           6,200              27,513
 *Videonics, Inc.  .....................           1,100               9,969
 *Vie de France Corp.  .................           8,300              17,119
 *Viewlogic Systems, Inc.  .............           8,100              80,494
  Vintage Petroleum, Inc.  .............           9,500             318,250
  Virco Manufacturing Corp.  ...........           1,610              26,565
  Virginia Beach Federal Financial
   Corp. ...............................           2,000              18,375
  Virginia First Financial Corp.  ......             400               5,500
 *Vision Sciences, Inc.  ...............           5,100               7,331
*#Visx, Inc. DE  .......................           7,400             175,288
  Vital Signs, Inc.  ...................           5,200             114,725
 *Vitalink Pharmacy Services, Inc.  ....           8,300             182,600
 *Vitesse Semiconductor, Inc.  .........           2,200             104,913
 *Vitronics Corp.  .....................           3,000               3,563
*#Vivus, Inc.  .........................           5,400             184,613
 *Volt Information Sciences, Inc.  .....           2,000              71,500
 *Volunteer Capital Corp.  .............           1,800              15,075
  Vulcan International Corp.  ..........             700              20,869
  WCI Steel, Inc.  .....................          11,600             116,000
  WD-40 Co.  ...........................           3,000             155,250
 *WFS Financial, Inc.  .................          12,800             292,800
 *WHX Corp.  ...........................          16,000             150,000
  WICOR, Inc.  .........................           8,500             309,188
  WLR Foods, Inc.  .....................           8,700             110,925
 *WMS Industries, Inc.  ................           9,600             242,400
 *WPI Group, Inc.  .....................           2,300              18,544
  Wabash National Corp.  ...............          11,600             204,450
  Wackenhut Corp. Class A  .............           1,600              26,800
  Wackenhut Corp. Class B
   Non-Voting ..........................           4,100              57,400
 *Wackenhut Corrections Corp.  .........           5,000              86,250
 *Wainoco Oil Corp.  ...................          14,900              52,150
  Walbro Corp.  ........................           6,000             119,250
  Walden Bancorp, Inc.  ................           3,600             124,425
 *Walker Interactive Systems, Inc.  ....           5,200              80,275
 *Wall Data, Inc.  .....................           3,700              55,963
 *Wall Street Deli, Inc.  ..............           1,500               8,156
  Walshire Assurance Co.  ..............           2,155              30,035
 *Wandel & Goltermann
   Technologies, Inc. ..................           2,100              43,838
 *Warrantech Corp.  ....................           6,500              93,031
  Warren Bancorp, Inc.  ................           1,400              21,000
  Washington Energy Co.  ...............           9,400             180,950
 *Washington Homes, Inc.  ..............           4,400              19,800
  Washington National Corp.  ...........           4,900             136,588
  Washington Savings Bank FSB Waldorf,
   MD ..................................           1,700               8,075
 *Washington Scientific Industries,
   Inc. ................................           1,000               2,875
  Waters Instruments, Inc.  ............             200                 938

                                                  Shares                Value+
                                                  --------          ----------
  Watkins-Johnson Co.  .................           3,300            $ 85,800
  Watsco, Inc. Class A  ................           4,350             109,838
  Watsco, Inc. Class B  ................             900              22,500
  Watts Industries, Inc. Class A  ......          11,000             240,625
 *Wave Technologies International,
   Inc. ................................           1,600               9,400
 *Waxman Industries, Inc.  .............           4,800              21,000
  Webb (Del) Corp.  ....................           6,700             113,063
  Webster Financial Corp.  .............           3,184             119,400
 *Weirton Steel Corp.  .................          16,700              43,838
 *Welcome Home, Inc.  ..................           1,000                 875
 *Wellcare Management Group, Inc.  .....           1,900              16,625
  Wellman, Inc.  .......................             600               9,675
 *Wells-Gardner Electronics Corp.  .....           2,400               9,600
  Werner Enterprises, Inc.  ............           8,750             141,094
  Wesbanco, Inc.  ......................           2,500              75,313
  West Coast Bancorp  ..................           1,862              32,585
 *West Marine, Inc.  ...................           8,100             275,400
  West, Inc.  ..........................           6,400             183,200
  Westamerica Bancorporation  ..........           3,800             218,975
 *Westbridge Capital Corp.  ............           1,100               8,938
  Westco Bancorp, Inc.  ................           1,200              26,100
  Westcorp, Inc.  ......................          10,296             243,243
  Westerfed Financial Corp.  ...........           1,400              25,900
 *Western Beef, Inc.  ..................           2,700              28,350
  Western Gas Resources, Inc.  .........          10,300             194,413
 *Western Micro Technology, Inc.  ......           1,700              17,638
 *Western Water Co.  ...................           3,600              63,000
 *Westmoreland Coal Co.  ...............           3,800               9,500
 *Weston (Roy F.), Inc. Class A  .......           3,000              11,250
 *Westwood One, Inc.  ..................          15,400             256,025
 *Wet Seal, Inc. Class A  ..............           3,900              88,238
 *Whitehall Corp.  .....................           1,600              63,000
 *Whitman Education Group, Inc.  .......           8,200              54,325
  Whitney Holdings Corp.  ..............           8,300             292,575
 *Whittaker Corp.  .....................           5,400              75,600
 *Whole Foods Market, Inc.  ............           9,700             218,856
 *Wholesome & Hearty Foods, Inc.  ......           4,100              27,675
 *Wickes Lumber Co.  ...................           2,500               8,906
  Wiley (John) & Sons, Inc. Class A  ...             400              11,800
 *Williams Clayton Energy, Inc.  .......           2,900              47,306
 *Williams Controls, Inc.  .............           6,900              17,358
 *Williams-Sonoma, Inc.  ...............           7,625             265,922
  Wilshire Oil Co. of Texas  ...........           3,975              21,366
 *Wind River Systems, Inc.  ............             600              29,663
  Windmere Corp.  ......................           6,800              97,750
  Winnebago Industries, Inc.  ..........          13,200              99,000
 *Winstar Communications, Inc.  ........          14,400             299,700
  Winthrop Resources Corp.  ............           4,600             132,825
  Wireless Telecom Group, Inc.  ........           6,900              69,000
  Wiser Oil Co.  .......................           3,600              62,550
  Wolohan Lumber Co.  ..................           2,800              35,525
 *Wolverine Tube, Inc.  ................           7,500             279,375
  Wolverine World Wide, Inc.  ..........           4,962             133,354
 *Wonderware Corp.  ....................           8,000              75,500
  Woodhead Industries, Inc.  ...........           5,200              67,275
 *World Acceptance Corp.  ..............          12,300              80,719
  World Fuel Services Corp.  ...........           4,704              89,964
 *Worldcorp, Inc.  .....................          12,200              57,950
 *Worldtex, Inc.  ......................           5,700              47,025
  Worthington Foods, Inc.  .............           1,375              35,406
  Wyle Laboratories, Inc.  .............           7,500             270,000
 *Wyman-Gordon Co.  ....................           1,000              21,375
  Wynns International, Inc.  ...........           7,125             207,516
  X-Rite, Inc.  ........................           8,400             156,975

The U.S. 6-10 Small Company Series
Continued
                                                   Shares              Value+
                                                  --------          ----------
 *Xicor, Inc.  .........................            9,400         $     89,888
 *Xircom, Inc.  ........................            7,800              156,488
*#Xoma Corp.  ..........................           16,700               65,234
 *Xpedite Systems, Inc.  ...............            3,400               62,900
 *Xytronyx, Inc.  ......................            3,200                5,200
  Yankee Energy Systems, Inc.  .........            4,700              103,400
 *Yellow Corp.  ........................           14,100              213,263
 *Yes Entertainment Corp.  .............            5,600               57,050
  York Financial Corp.  ................            3,201               53,617
 *York Research Corp.  .................            7,000               66,938
 *Young Broadcasting, Inc. Class A  ....            2,000               60,250
*#Youth Services International, Inc.  ..            3,000               38,438
 *Zale Corp.  ..........................           10,900              216,638
 *Zaring Homes, Inc.  ..................            1,500               16,313
 *Zebra Technologies Corp. Class A  ....            5,400              139,725
 *Zemex Corp.  .........................            3,598               31,033
 *Zenith Electronics Corp.  ............           20,300              268,975
  Zenith National Insurance Corp.  .....            8,500              233,750
  Zero Corp.  ..........................            4,800               94,200
 *Zilog, Inc.  .........................           11,000              246,125
 *Zing Technologies, Inc.  .............            1,500               13,781
 *Zitel Corp.  .........................            8,600              194,038
 *Zoll Medical Corp.  ..................            2,400               30,450
*#Zoltek Companies, Inc.  ..............            6,300              223,256
  Zurn Industries, Inc.  ...............            6,200              177,475
 *Zycad Corp.  .........................            7,900               14,319
 *Zygo Corp.  ..........................            1,950               76,538
 *Zytec Corp.  .........................            3,600               39,375
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $217,001,982) ..................                           266,305,219
                                                                   -----------
PREFERRED STOCKS - (0.0%)
 *Alliance Gaming Corp.
   15% Non-Voting Senior Class B .......              148               13,979
  Fedders Corp. Convertible  ...........            4,800               28,200
  Phoenix Duff & Phelps Corp.
   Class A .............................              770               19,346
                                                                  ------------
TOTAL PREFERRED STOCKS
  (Cost $53,092) .......................                                61,525
                                                                  ------------
RIGHTS/WARRANTS - (0.0%)
 *American Satellite Network, Inc.
   Warrants 06/30/99 ...................            2,525                    0
 *Amvestors Financial Corp. Warrants
   Class A 04/02/02 ....................              391                1,955
 *Aquila Biopharmaceuticals Inc.
   Rights 12/03/96 .....................            1,130                   11
 *CSF Holdings, Inc. Litigation Rights
   12/30/99 ............................            3,250                    0

                                                   Shares              Value+
                                                  --------          ----------
 *Krug International Corp. Warrants
   01/31/98 ............................              169         $         63
 *Metrocall, Inc. Rights 11/15/97  .....            2,864                    0
 *Millicom, Inc. Contingent Value
   Rights ..............................           10,100                    0
 *Morrison Knudsen Corp. Warrants
   03/11/03 ............................            1,328                6,306
 *Statesman Group, Inc. Contingent
   Payment Rights ......................            9,765                    0
                                                                  ------------
TOTAL RIGHTS/WARRANTS
  (Cost $7,478) ........................                                 8,335
                                                                  ------------
                                                    Face
                                                   Amount
                                                     (000)
TEMPORARY CASH INVESTMENTS - (0.6%)
  Repurchase Agreement, PNC Securities
  Corp. 5.45%, 12/02/96 (Collateralized
  by U.S. Treasury Bills  4.93%,
  01/16/97) (Cost  $1,723,000) .........          $ 1,723            1,723,000
                                                                  ------------
TOTAL INVESTMENTS - (99.9%) (Cost
  $218,785,552) ........................                           268,098,079
                                                                  ------------
OTHER ASSETS AND LIABILITIES - (0.1%)
 Other Assets  .........................                               438,298
 Payable for Investment Securities
   Purchased ...........................                               (11,750)
 Payable for Fund Shares  Redeemed  ....                               (59,598)
 Other Liabilities  ....................                               (63,705)
                                                                  ------------
                                                                       303,245
                                                                  ------------
NET ASSETS - (100.0%) Applicable to
  21,373,173 Outstanding $.01 Par Value
  Shares (Unlimited Number of Shares
  Authorized) ..........................                          $268,401,324
                                                                  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ...........                          $      12.56
                                                                  ============

----------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      THE U.S. 6-10 SMALL COMPANY SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends ............................................................    $ 2,686
   Interest .............................................................        382
   Income from Securities Lending .......................................        114
                                                                            ---------
Total Investment Income  ................................................      3,182
                                                                            ---------
Expenses
   Investment Advisory Services .........................................         81
   Accounting & Transfer Agent Fees .....................................        176
   Custodian's Fee ......................................................         49
   Legal Fees ...........................................................          4
   Audit Fees ...........................................................          8
   Shareholders' Reports ................................................          7
   Trustees' Fees and Expenses ..........................................          3
   Other ................................................................         16
                                                                            ---------
    Total Expenses ......................................................        344
                                                                            ---------
Net Investment Income  ..................................................      2,838
                                                                            ---------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  .............................     30,043
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................     10,563
                                                                            ---------
 Net Gain on Investment Securities  .....................................     40,606
                                                                            ---------
Net Increase in Net Assets Resulting from Operations  ...................    $43,444
                                                                            =========

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE U.S. 6-10 SMALL COMPANY SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               Year         Year
                                                                              Ended        Ended
                                                                             Nov. 30,     Nov. 30,
                                                                               1996         1995
                                                                            ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $  2,838     $  2,254
   Net Realized Gain on Investment Securities ...........................      30,043       16,628
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................      10,563       29,313
                                                                            ----------   ----------
   Net Increase in Net Assets Resulting from Operations .................      43,444       48,195
                                                                            ----------   ----------
Distributions From:
   Net Investment Income ................................................      (2,841)      (2,197)
   Net Realized Gains ...................................................     (12,248)     (12,660)
                                                                            ----------   ----------
 Total Distributions  ...................................................     (15,089)     (14,857)
                                                                            ----------   ----------
Capital Share Transactions (1):
   Shares Issued ........................................................      73,274       44,394
   Shares Issued in Lieu of Cash Distributions ..........................      14,860       12,291
   Shares Redeemed ......................................................     (70,072)     (11,669)
                                                                            ----------   ----------
     Net Increase From Capital Share Transactions  ......................      18,062       45,016
                                                                            ----------   ----------
   Total Increase .......................................................      46,417       78,354
Net Assets
   Beginning of Period ..................................................     221,984      143,630
                                                                            ----------   ----------
End of Period  ..........................................................    $268,401     $221,984
                                                                            ==========   ==========
(1) Shares Issued and Redeemed:
   Shares Issued ........................................................       6,163        4,479
   Shares Issued in Lieu of Cash Distributions ..........................       1,340        1,283
   Shares Redeemed ......................................................      (5,840)      (1,104)
                                                                            ----------   ----------
                                                                                1,663        4,658
                                                                            ==========   ==========

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE U.S. 6-10 SMALL COMPANY SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 Year         Year         Year        Feb. 3
                                                                Ended        Ended         Ended         to
                                                               Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                                                 1996         1995         1994         1993
                                                              ----------   ----------    ----------   ----------
Net Asset Value, Beginning of Period  .....................   $  11.26    $      9.54   $     10.39  $     10.00
                                                              ----------   ----------    ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income ..................................       0.13           0.12          0.12         0.10
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................       1.92           2.50         (0.07)        0.54
                                                              ----------   ----------    ----------   ----------
   Total from Investment Operations .......................       2.05           2.62          0.05         0.64
                                                              ----------   ----------    ----------   ----------
Less Distributions
------------------
   Net Investment Income ..................................      (0.13)         (0.12)        (0.11)       (0.10)
   Net Realized Gains .....................................      (0.62)         (0.78)        (0.79)       (0.15)
                                                              ----------   ----------    ----------   ----------
Total Distributions  ......................................      (0.75)         (0.90)        (0.90)       (0.25)
                                                              ----------   ----------    ----------   ----------
Net Asset Value, End of Period  ...........................   $  12.56    $     11.26   $      9.54  $     10.39
                                                              ==========   ==========    ==========   ==========
Total Return  .............................................      19.17  %       29.19%         0.59%        6.35%#
Net Assets, End of Period (thousands)  ....................   $268,401       $221,984      $143,630     $161,925
Ratio of Expenses to Average Net Assets  ..................       0.13  %        0.15%         0.17%        0.17%*
Ratio of Net Investment Income to Average Net Assets  .....       1.05  %        1.18%         1.11%        1.18%*
Portfolio Turnover Rate  ..................................      32.38  %       21.16%        27.65%       32.88%*
Average Commission Rate (1)  ..............................   $ 0.0586            N/A           N/A          N/A

-----------
* Annualized

# Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series , The Emerging Markets Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The U.S. 6-10 Small Company Series (the "Series").

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   2. Federal Income Taxes: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1996, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

            Purchases ..................................       $88,010
            Sales  .....................................        84,230


E. INVESTMENT TRANSACTIONS:

    At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

            Gross Unrealized Appreciation ..............      $ 75,533
            Gross Unrealized Depreciation ..............       (26,221)
                                                            ----------
            Net  .......................................      $ 49,312
                                                            ==========


F. LINE OF CREDIT

   In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1996.

G. COMPONENTS OF NET ASSETS:

   At November 30, 1996, net assets consisted of (amounts in thousands):


      Paid-In Capital  .....................................     $188,994
      Undistributed Net Investment Income  .................          116
      Undistributed Net Realized Gain  .....................       29,979
      Unrealized Appreciation of Investment Securities......       49,312
                                                               ----------
                                                                 $268,401
                                                               ==========


H. SECURITIES LENDING

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $5,397,033, and the related collateral cash received is $5,504,974 at November 30, 1996.

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
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The DFA Investment Trust Company:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

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